Schedule of Investments Core Bond Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
U.S. Treasury Obligations 24.9%
	U.S. Treasury Bills
$13,460,000	2.11%, due 9/20/2022	$ 13,421,279(a)
22,780,000	2.30%, due 10/20/2022	22,662,810(a)
	U.S. Treasury Bonds
3,465,000	5.00%, due 5/15/2037	4,425,590
3,170,000	3.50%, due 2/15/2039	3,430,534
1,145,000	4.25%, due 11/15/2040	1,333,478
6,015,000	1.75%, due 8/15/2041	4,699,219
4,535,000	2.00%, due 11/15/2041 - 8/15/2051	3,634,656
1,965,000	2.38%, due 2/15/2042 - 11/15/2049	1,703,263
1,550,000	3.00%, due 5/15/2042 - 2/15/2047	1,485,347
1,960,000	3.25%, due 5/15/2042	1,962,144
4,505,000	3.13%, due 8/15/2044	4,363,339
2,180,000	2.50%, due 2/15/2045	1,889,958
275,000	2.75%, due 8/15/2047	250,819
2,110,000	3.38%, due 11/15/2048	2,193,741
75,000	1.88%, due 11/15/2051	57,715
1,945,000	2.88%, due 5/15/2052	1,881,180
10,941,350	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2032	10,915,422(b)
	U.S. Treasury Notes
1,245,000	3.00%, due 6/30/2024	1,246,799
3,780,000	0.38%, due 11/30/2025	3,489,117
2,830,000	0.63%, due 7/31/2026	2,602,494
8,325,000	0.88%, due 9/30/2026	7,714,934
7,525,000	3.25%, due 6/30/2027 - 6/30/2029	7,773,889
11,380,000	2.88%, due 8/15/2028 - 5/15/2032	11,523,328
1,590,000	1.50%, due 11/30/2028	1,475,843
1,685,000	2.38%, due 3/31/2029	1,648,535
1,650,000	2.75%, due 5/31/2029	1,653,094
Total U.S. Treasury Obligations (Cost $121,793,053)		119,438,527
U.S. Government Agency Securities 0.6%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,447,477
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	577,144
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	831,897
Total U.S. Government Agency Securities (Cost $2,821,157)		2,856,518

Mortgage-Backed Securities 41.7%
Collateralized Mortgage Obligations 5.1%
	Angel Oak Mortgage Trust
182,010	Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	178,255(c)(d)
1,086,873	Ser. 2021-3, Class A1, 1.07%, due 5/25/2066	975,082(c)(d)
137,974	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	137,217(c)(d)
	Connecticut Avenue Securities Trust
702,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 3.06%, due 10/25/2041	671,252(c)(e)
1,575,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 3.41%, due 12/25/2041	1,456,873(c)(e)
1,540,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 5.01%, due 3/25/2042	1,528,550(c)(e)
990,314	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 4.47%, due 6/25/2042	1,001,364(c)(e)
403,743	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	363,694(c)(d)
619,129	Fannie Mae Connecticut Avenue Securities, Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 5.26%, due 10/25/2029	629,601(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,993,694	Fannie Mae Interest Strip, Ser. 418, Class C24, 4.00%, due 8/25/2043	$ 347,834(f)
Fannie Mae Real Estate Mortgage Investment Conduits
1,855,973	Ser. 2012-15, Class S, (5.95% - 1M USD LIBOR), 3.69%, due 3/25/2042	298,028(e)(f)
1,662,840	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 3.74%, due 7/25/2042	239,183(e)(f)
779,805	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	127,339(f)
916,805	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 3.89%, due 12/25/2042	150,254(e)(f)
1,787,233	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 3.84%, due 2/25/2043	236,725(e)(f)
1,436,989	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 3.84%, due 3/25/2043	214,142(e)(f)
1,552,917	Ser. 2015-32, Class SA, (6.20% - 1M USD LIBOR), 3.94%, due 5/25/2045	224,133(e)(f)
970,616	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	177,874(f)
420,440	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 3.59%, due 7/25/2046	62,617(e)(f)
1,524,682	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 3.74%, due 12/25/2046	237,565(e)(f)
2,047,448	Ser. 2018-7, Class CI, 4.00%, due 2/25/2048	390,077(f)
1,127,777	Ser. 2020-52, Class GI, 4.50%, due 8/25/2050	233,735(f)
Freddie Mac Real Estate Mortgage Investment Conduits
1,629,911	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 4.45%, due 3/15/2042	275,738(e)(f)
860,792	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 4.15%, due 10/15/2042	128,986(e)(f)
1,024,285	Ser. 4159, Class KS, (6.15% - 1M USD LIBOR), 4.15%, due 1/15/2043	170,151(e)(f)
649,227	Ser. 4385, Class IA, 4.50%, due 9/15/2044	115,368(f)
1,403,197	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 4.05%, due 4/15/2046	209,224(e)(f)
1,243,350	Ser. 4623, Class MS, (6.00% - 1M USD LIBOR), 4.00%, due 10/15/2046	209,363(e)(f)
754,772	Freddie Mac Strips, Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 3.95%, due 9/15/2043	103,898(e)(f)
Freddie Mac Structured Agency Credit Risk Debt Notes
637,230	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 5.51%, due 7/25/2029	646,908(e)
788,434	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.61%, due 4/25/2030	793,724(e)
702,903	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 4.56%, due 9/25/2030	705,068(e)
929,984	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 2.26%, due 10/25/2032	927,048(c)(e)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
907,000	Ser. 2021-DNA7, Class M1, (SOFR30A + 0.85%), 2.36%, due 11/25/2041	884,201(c)(e)
448,000	Ser. 2022-HQA1, Class M1B, (SOFR30A + 3.50%), 5.01%, due 3/25/2042	443,561(c)(e)
736,000	Ser. 2022-DNA3, Class M1B, (SOFR30A + 2.90%), 4.41%, due 4/25/2042	714,219(c)(e)
GCAT Trust
376,932	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	363,258(c)(d)
1,408,509	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	1,199,626(c)(d)
Government National Mortgage Association
1,793,904	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	321,800(f)
2,066,542	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	377,069(f)
826,662	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 3.94%, due 12/16/2043	118,301(e)(f)
993,277	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 4.02%, due 12/20/2044	105,531(e)(f)
1,080,549	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 3.47%, due 2/20/2045	123,676(e)(f)
1,406,721	Ser. 2018-7, Class SA, (6.20% - 1M USD LIBOR), 4.07%, due 1/20/2048	179,032(e)(f)
4,049,774	Ser. 2020-173, Class MI, 2.50%, due 11/20/2050	521,120(f)
3,781,296	Ser. 2021-26, Class AI, 2.00%, due 2/20/2051	445,123(f)
3,353,983	Ser. 2021-116, Class IA, 2.50%, due 6/20/2051	423,627(f)
175,588	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	166,256(c)(d)
Starwood Mortgage Residential Trust
2,960	Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	2,953(c)(d)
959,966	Ser. 2021-3, Class A1, 1.13%, due 6/25/2056	860,767(c)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Verus Securitization Trust
$154,904	Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	$ 153,952(c)(g)
1,228,915	Ser. 2021-3, Class A1, 1.05%, due 6/25/2066	1,098,293(c)(d)
1,815,887	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	1,584,835(c)(d)
24,254,070
Commercial Mortgage-Backed 6.6%
273,000	BANK, Ser. 2022-BNK39, Class A4, 2.93%, due 2/15/2055	252,395
1,834,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	1,768,003(c)
Benchmark Mortgage Trust
381,000	Ser. 2020-B21, Class A5, 1.98%, due 12/17/2053	328,930
11,141,698	Ser. 2021-B26, Class XA, 0.89%, due 6/15/2054	605,564(d)(f)
458,000	Ser. 2021-B29, Class A5, 2.39%, due 9/15/2054	405,354
404,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	253,948(c)
762,000	Ser. 2021-B31, Class A5, 2.67%, due 12/15/2054	688,967
601,000	Ser. 2021-B31, Class C, 3.20%, due 12/15/2054	479,683(d)
1,600,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 3.65%, due 9/15/2036	1,513,781(c)(e)
BX Trust
963,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 3.59%, due 9/15/2034	903,850(c)(e)
858,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	779,982(c)
559,000	BXP Trust, Ser. 2017-GM, Class A, 3.38%, due 6/13/2039	535,410(c)
1,416,000	CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Class B, (1M USD LIBOR + 1.25%), 3.25%, due 12/15/2037	1,380,372(c)(e)
191,522	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	190,357
Citigroup Commercial Mortgage Trust
1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	1,081,493(d)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	326,701(d)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	728,125(d)
4,053,451	Ser. 2014-GC25, Class XA, 0.95%, due 10/10/2047	66,246(d)(f)
2,087,068	Ser. 2015-GC27, Class XA, 1.32%, due 2/10/2048	54,269(d)(f)
1,251,000	Ser. 2022-GC48, Class A5, 4.58%, due 5/15/2054	1,326,287(d)
Commercial Mortgage Trust
1,060,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,048,329
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	990,241
500,000	Ser. 2014-CR15, Class B, 4.63%, due 2/10/2047	497,318(d)
4,946,292	Ser. 2014-CR16, Class XA, 0.94%, due 4/10/2047	64,803(d)(f)
2,669,200	Ser. 2014-LC15, Class XA, 1.05%, due 4/10/2047	33,934(d)(f)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	888,749
4,874,874	Ser. 2014-CR17, Class XA, 0.95%, due 5/10/2047	61,736(d)(f)
2,980,769	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	42,831(d)(f)
16,039,586	Ser. 2014-CR18, Class XA, 0.99%, due 7/15/2047	231,191(d)(f)
3,747,889	Ser. 2014-UBS6, Class XA, 0.85%, due 12/10/2047	59,174(d)(f)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	475,124
CSAIL Commercial Mortgage Trust
21,369,402	Ser. 2016-C5, Class XA, 0.91%, due 11/15/2048	501,613(d)(f)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	345,350
841,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	777,423(d)
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,243,151
1,050,000	Ser. 2019-C15, Class A4, 4.05%, due 3/15/2052	1,047,639
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	Freddie Mac Multifamily Structured Pass Through Certificates
$24,383,429	Ser. KW03, Class X1, 0.83%, due 6/25/2027	$ 684,494(d)(f)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	1,708,038(d)(f)
22,921,311	Ser. K090, Class X1, 0.71%, due 2/25/2029	930,014(d)(f)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	838,786(d)(f)
	GS Mortgage Securities Trust
8,003,004	Ser. 2014-GC18, Class XA, 1.03%, due 1/10/2047	92,300(d)(f)
1,200,000	Ser. 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,130,534
108,000	Ser. 2020-GC47, Class A5, 2.38%, due 5/12/2053	96,985
736,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class B, 3.38%, due 1/5/2039	680,634(c)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	747,398
633,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class A, 2.13%, due 9/10/2039	569,496(c)
3,136,859	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 0.94%, due 6/15/2047	34,074(d)(f)
535,988	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	532,444
670,000	Wells Fargo Commercial Mortgage Trust, Ser. 2015-NXS4, Class C, 4.69%, due 12/15/2048	643,432(d)
	WF-RBS Commercial Mortgage Trust
5,148,676	Ser. 2014-C25, Class XA, 0.79%, due 11/15/2047	77,818(d)(f)
11,955,047	Ser. 2014-C22, Class XA, 0.79%, due 9/15/2057	150,236(d)(f)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	551,540(d)
		31,446,546
Fannie Mae 14.5%
1,985,000	Fannie Mae Principal Strip, 0.00%, due 7/15/2037	1,220,615(h)
	Pass-Through Certificates
10,194,347	2.00%, due 6/1/2036 - 10/1/2051	9,208,954
20,175,055	2.50%, due 8/1/2050 - 3/1/2052	18,860,917(i)
16,322,649	3.00%, due 10/1/2041 - 6/1/2052	15,845,331(i)
11,996,603	3.50%, due 12/1/2041 - 6/1/2052	12,018,617
9,043,946	4.00%, due 1/1/2041 - 7/1/2052	9,218,291
2,838,581	4.50%, due 4/1/2034 - 7/1/2052	2,916,737(i)
431,692	5.00%, due 6/1/2033 - 9/1/2041	456,442
		69,745,904
Freddie Mac 7.2%
	Pass-Through Certificates
4,251,173	2.00%, due 5/1/2036 - 6/1/2051	3,890,536
11,462,432	2.50%, due 7/1/2050 - 5/1/2052	10,711,263(i)
7,702,249	3.00%, due 8/1/2046 - 5/1/2052	7,479,862
5,357,735	3.50%, due 7/1/2042 - 1/1/2050	5,390,960
5,664,772	4.00%, due 11/1/2040 - 7/1/2052	5,774,434
800,302	4.50%, due 6/1/2039 - 6/1/2050	828,918
460,291	5.00%, due 5/1/2023 - 7/1/2052	474,350(i)
		34,550,323
Ginnie Mae 5.6%
	Pass-Through Certificates
2,628,117	2.00%, due 2/20/2051 - 10/20/2051	2,426,384
5,188,873	2.50%, due 2/20/2051 - 12/20/2051	4,934,921(i)
1,895,358	3.00%, due 1/20/2052 - 5/20/2052	1,847,641
2,166,674	3.50%, due 1/20/2043 - 7/20/2052	2,173,428(i)
948,998	4.00%, due 2/20/2050 - 5/20/2052	960,500
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Ginnie Mae – cont'd
$4,950,000	4.00%, TBA, 30 Year Maturity	$ 5,000,853(j)
8,080,000	4.50%, TBA, 30 Year Maturity	8,234,972(j)
1,060,000	5.00%, TBA, 30 Year Maturity	1,086,293(j)
26,664,992
Uniform Mortgage-Backed Securities 2.7%
Pass-Through Certificates
235,000	3.00%, TBA, 30 Year Maturity	226,291(j)
825,000	3.50%, TBA, 30 Year Maturity	816,395(j)
3,770,000	4.00%, TBA, 30 Year Maturity	3,788,703(j)
6,320,000	4.50%, TBA, 30 Year Maturity	6,429,859(j)
1,830,000	5.00%, TBA, 30 Year Maturity	1,879,539(j)
13,140,787
Total Mortgage-Backed Securities (Cost $216,280,851)		199,802,622
Asset-Backed Securities 9.5%
800,000	522 Funding CLO Ltd., Ser. 2019-5A, Class AR, (3M CME Term SOFR + 1.33%), 3.66%, due 4/15/2035	774,966(c)(e)
2,500,000	AIG CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.17%), 3.88%, due 7/20/2034	2,429,520(c)(e)
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,124,314(c)
879,109	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	818,722(c)
Avis Budget Rental Car Funding AESOP LLC
2,450,000	Ser. 2021-2A, Class A, 1.66%, due 2/20/2028	2,230,380(c)
723,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	641,146(c)
1,445,775	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	1,309,346(c)
11,528	Chase Funding Trust, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 2.72%, due 12/25/2033	10,831(e)
113,935	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	112,426(c)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2028	618,818(c)
1,000,000	Eaton Vance CLO Ltd., Ser. 2013-1A, Class A13R, (3M USD LIBOR + 1.25%), 3.76%, due 1/15/2034	965,042(c)(e)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.16%), 3.87%, due 10/20/2034	1,842,318(c)(e)
1,000,000	Halseypoint CLO 5 Ltd., Ser. 2021-5A, Class A1A, (3M USD LIBOR + 1.21%), 1.47%, due 1/30/2035	969,315(c)(e)
1,281,186	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	1,236,462(c)
1,000,000	Magnetite XXIII Ltd., Ser. 2019-23A, Class AR, (3M USD LIBOR + 1.13%), 3.91%, due 1/25/2035	964,862(c)(e)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class AR, (3M CME Term SOFR + 1.31%), 3.64%, due 4/15/2035	869,136(c)(e)
462,210	Marlette Funding Trust, Ser. 2021-2A, Class A, 0.51%, due 9/15/2031	457,810(c)
MVW LLC
1,298,693	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	1,191,166(c)
1,058,410	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	972,123(c)
Navient Student Loan Trust
574,736	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 2.76%, due 1/25/2068	571,508(c)(e)
2,307,314	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	2,070,290(c)
1,000,000	Oaktree CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.18%), 3.69%, due 1/15/2035	968,745(c)(e)
2,920,000	PFS Financing Corp., Ser. 2021-B, Class A, 0.77%, due 8/15/2026	2,716,874(c)
1,000,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.09%), 3.83%, due 4/17/2034	966,817(c)(e)
880,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class C, 1.53%, due 2/15/2028	823,254(c)
359,935	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 2.95%, due 1/25/2036	357,981(e)
7,613	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 2.80%, due 3/25/2035	7,052(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
SBA Tower Trust
$719,000	1.88%, due 1/15/2026	$ 653,014(c)
201,000	2.33%, due 1/15/2028	180,725(c)
1,406,000	2.59%, due 10/15/2031	1,216,382(c)(k)
Sierra Timeshare Receivables Funding LLC
560,936	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	548,278(c)
658,337	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	632,218(c)
549,951	Ser. 2021-2A, Class A, 1.35%, due 9/20/2038	521,593(c)
2,126,041	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	1,943,797(c)
1,137,285	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	1,000,761(c)
2,000,000	TCI-Flatiron CLO Ltd., Ser. 2018-1A, Class ANR, (3M USD LIBOR + 1.06%), 3.87%, due 1/29/2032	1,953,755(c)(e)
500,000	Thayer Park CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 1.04%), 3.75%, due 4/20/2034	483,437(c)(e)
700,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 0.99%), 3.77%, due 4/25/2032	683,025(c)(e)
1,000,000	TRESTLES CLO V Ltd., Ser. 2021-5A, Class A1, (3M USD LIBOR + 1.17%), 3.88%, due 10/20/2034	960,180(c)(e)
Vantage Data Centers Issuer LLC
1,128,109	Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	1,093,713(c)
1,584,000	Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	1,432,004(c)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 3.98%, due 7/20/2032	2,996,825(c)(e)
1,000,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 3.73%, due 10/15/2034	969,834(c)(e)
Total Asset-Backed Securities (Cost $48,032,855)		45,290,765

Corporate Bonds 27.3%
Aerospace & Defense 1.0%
Boeing Co.
1,680,000	5.04%, due 5/1/2027	1,713,224(g)
365,000	3.90%, due 5/1/2049	277,226
3,020,000	5.81%, due 5/1/2050	3,000,170(g)(k)
4,990,620
Agriculture 0.3%
1,000,000	Altria Group, Inc., 3.88%, due 9/16/2046	704,682
960,000	BAT Capital Corp., 3.73%, due 9/25/2040	697,516
1,402,198
Airlines 0.6%
2,787,376	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	2,810,275
Auto Manufacturers 0.6%
General Motors Co.
1,525,000	6.13%, due 10/1/2025	1,603,150(k)
1,300,000	5.60%, due 10/15/2032	1,298,058(l)
2,901,208
Banks 8.0%
2,600,000	Banco Santander SA, 1.85%, due 3/25/2026	2,364,718
Bank of America Corp.
1,410,000	3.97%, due 3/5/2029	1,380,194(k)(m)
860,000	2.50%, due 2/13/2031	750,829(m)
2,670,000	2.59%, due 4/29/2031	2,334,521(m)
1,200,000	4.57%, due 4/27/2033	1,208,134(m)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	992,663(c)(m)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Citigroup, Inc.
$2,520,000	1.12%, due 1/28/2027	$ 2,262,869(m)
1,300,000	3.89%, due 1/10/2028	1,273,638(m)
Goldman Sachs Group, Inc.
1,620,000	2.62%, due 4/22/2032	1,397,281(k)(m)
1,765,000	2.38%, due 7/21/2032	1,489,037(k)(m)
550,000	5.15%, due 5/22/2045	550,221
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,290,301(m)(n)
JPMorgan Chase & Co.
575,000	4.49%, due 3/24/2031	578,367(m)
2,090,000	2.58%, due 4/22/2032	1,813,934(k)(m)
1,085,000	KFW, 3.00%, due 5/20/2027	1,093,224
2,520,000	Lloyds Banking Group PLC, 1.63%, due 5/11/2027	2,267,955(m)
Morgan Stanley
2,245,000	0.79%, due 1/22/2025	2,134,360(k)(m)
2,355,000	3.59%, due 7/22/2028	2,278,782(m)
2,455,000	2.70%, due 1/22/2031	2,194,908(m)
915,000	4.89%, due 7/20/2033	951,536(m)
835,000	5.30%, due 4/20/2037	841,152(m)
1,360,000	U.S. Bancorp, 4.97%, due 7/22/2033	1,411,331(m)
2,075,000	UBS Group AG, 4.75%, due 5/12/2028	2,078,448(c)(m)
Wells Fargo & Co.
1,505,000	2.57%, due 2/11/2031	1,327,339(k)(m)
1,340,000	4.90%, due 7/25/2033	1,389,034(m)
540,000	5.01%, due 4/4/2051	560,365(m)
38,215,141
Beverages 0.5%
1,675,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	1,721,656
610,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 1/23/2059	685,432
2,407,088
Biotechnology 0.3%
1,285,000	CSL UK Holdings Ltd., 4.63%, due 4/27/2042	1,286,946(c)
Computers 0.5%
1,155,000	Apple, Inc., 4.65%, due 2/23/2046	1,248,738
1,200,000	Dell Int'l LLC/EMC Corp., 6.02%, due 6/15/2026	1,275,242
2,523,980
Cosmetics - Personal Care 0.7%
GSK Consumer Healthcare Capital U.S. LLC
1,575,000	3.38%, due 3/24/2029	1,522,615(c)
1,780,000	3.63%, due 3/24/2032	1,724,299(c)
3,246,914
Diversified Financial Services 1.3%
AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
1,700,000	4.45%, due 10/1/2025	1,659,108(k)
1,500,000	1.75%, due 1/30/2026	1,332,821(k)
1,290,000	3.30%, due 1/30/2032	1,083,420
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
	Air Lease Corp.
$1,210,000	2.30%, due 2/1/2025	$ 1,144,542
1,000,000	3.13%, due 12/1/2030	842,879
		6,062,770
Electric 0.5%
995,000	Exelon Corp., 4.70%, due 4/15/2050	975,510
	Pacific Gas and Electric Co.
1,005,000	2.50%, due 2/1/2031	802,693
1,000,000	3.30%, due 8/1/2040	729,826
		2,508,029
Entertainment 1.0%
	Magallanes, Inc.
2,230,000	5.05%, due 3/15/2042	1,980,179(c)
2,675,000	5.14%, due 3/15/2052	2,355,121(c)
670,000	5.39%, due 3/15/2062	591,514(c)
		4,926,814
Food 0.6%
1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	1,319,120(c)(k)
1,198,000	Sysco Corp., 6.60%, due 4/1/2050	1,454,589(g)
		2,773,709
Gas 0.3%
1,705,000	Southern Co. Gas Capital Corp., 3.15%, due 9/30/2051	1,247,486
Healthcare - Services 1.0%
	HCA, Inc.
1,000,000	4.50%, due 2/15/2027	994,007
940,000	5.25%, due 6/15/2049	882,431
885,000	Roche Holdings, Inc., 2.61%, due 12/13/2051	670,387(c)
	UnitedHealth Group, Inc.
855,000	3.25%, due 5/15/2051	719,540
1,285,000	4.75%, due 5/15/2052	1,361,870
		4,628,235
Insurance 0.2%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	976,325
Mining 0.5%
1,330,000	Freeport-McMoRan, Inc., 5.45%, due 3/15/2043	1,246,735
1,325,000	South32 Treasury Ltd., 4.35%, due 4/14/2032	1,257,637(c)
		2,504,372
Multi-National 0.5%
1,395,000	Asian Development Bank, 3.13%, due 4/27/2032	1,420,621(k)
170,000	European Investment Bank, 1.75%, due 3/15/2029	159,195
770,000	Int'l Bank for Reconstruction & Development, 3.13%, due 6/15/2027	780,349
		2,360,165
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Office - Business Equipment 0.7%
	CDW LLC/CDW Finance Corp.
$568,000	2.67%, due 12/1/2026	$ 516,982
2,780,000	3.28%, due 12/1/2028	2,443,665
465,000	3.57%, due 12/1/2031	395,620
		3,356,267
Oil & Gas 1.1%
350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	345,050
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,738,608
470,000	Occidental Petroleum Corp., 4.30%, due 8/15/2039	399,794
3,265,000	Phillips 66, 1.30%, due 2/15/2026	2,996,633(k)
		5,480,085
Pharmaceuticals 1.9%
	AbbVie, Inc.
510,000	4.05%, due 11/21/2039	482,861
1,110,000	4.70%, due 5/14/2045	1,108,821
755,000	4.25%, due 11/21/2049	709,022
	Bristol-Myers Squibb Co.
1,435,000	2.95%, due 3/15/2032	1,379,049(k)
525,000	3.55%, due 3/15/2042	484,744
750,000	Cigna Corp., 3.20%, due 3/15/2040	629,118
	CVS Health Corp.
565,000	4.13%, due 4/1/2040	520,468
920,000	5.05%, due 3/25/2048	934,481
885,000	Merck & Co., Inc., 2.75%, due 12/10/2051	687,733
	Upjohn, Inc.
1,025,000	2.70%, due 6/22/2030	840,127
1,645,000	4.00%, due 6/22/2050	1,140,851
		8,917,275
Pipelines 0.7%
500,000	Enterprise Products Operating LLC, 4.25%, due 2/15/2048	450,554
1,820,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,818,488
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,024,745
		3,293,787
Retail 0.3%
810,000	Home Depot, Inc., 3.30%, due 4/15/2040	716,318(k)
935,000	Starbucks Corp., 2.55%, due 11/15/2030	833,115
		1,549,433
Semiconductors 1.8%
1,175,000	Broadcom, Inc., 4.93%, due 5/15/2037	1,113,946(c)
	KLA Corp.
2,215,000	4.95%, due 7/15/2052	2,383,308
650,000	5.25%, due 7/15/2062	712,822
3,490,000	Marvell Technology, Inc., 2.95%, due 4/15/2031	3,011,728
1,660,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 1/15/2033	1,689,342
		8,911,146
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 0.4%
	Oracle Corp.
$1,505,000	2.88%, due 3/25/2031	$ 1,297,048(k)
885,000	4.00%, due 7/15/2046	684,871
		1,981,919
Telecommunications 2.0%
	AT&T, Inc.
1,415,000	3.65%, due 6/1/2051	1,152,787
1,605,000	3.50%, due 9/15/2053	1,268,828
1,686,000	3.65%, due 9/15/2059	1,313,730
	T-Mobile USA, Inc.
555,000	4.38%, due 4/15/2040	516,466
1,420,000	4.50%, due 4/15/2050	1,314,123
	Verizon Communications, Inc.
3,680,000	2.36%, due 3/15/2032	3,178,352
1,160,000	2.99%, due 10/30/2056	847,067
		9,591,353
Total Corporate Bonds (Cost $142,261,268)		130,853,540
Foreign Government Securities 0.8%
1,200,000	Japan International Cooperation Agency, 3.25%, due 5/25/2027	1,203,180
2,000,000	Mexico Government International Bond, 2.66%, due 5/24/2031	1,712,466
1,275,000	Province of Ontario Canada, 2.13%, due 1/21/2032	1,154,317
Total Foreign Government Securities (Cost $4,490,251)		4,069,963
Number of Shares

Short-Term Investments 1.4%
Investment Companies 1.4%
6,513,486	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(o) (Cost $6,513,486)	6,513,486(k)
Total Investments 106.2% (Cost $542,192,921)		508,825,421
Liabilities Less Other Assets (6.2)%		(29,530,014)(p)
Net Assets 100.0%		$479,295,407

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(a)	Rate shown was the discount rate at the date of purchase.
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $84,904,508, which represents 17.7% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2022.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only”
holding.

(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(h)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2022 amounted to $27,462,905, which represents
5.7% of net assets of the Fund.

(k)
All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced)
securities, when-issued securities, delayed delivery securities and/or futures with a total value of
$32,534,949.

(l)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $1,298,058, which represents 0.3% of net assets of the Fund.
(m)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(o)	Represents 7-day effective yield as of July 31, 2022.
(p)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$456,161,243	95.2%
Cayman Islands	14,918,003	3.1%
United Kingdom	5,222,589	1.1%
Ireland	4,075,349	0.8%
Mexico	3,031,586	0.6%
Switzerland	2,748,835	0.6%
Australia	2,544,583	0.5%
Belgium	2,407,088	0.5%
Spain	2,364,718	0.5%
Supranational	2,360,165	0.5%
China	1,689,342	0.4%
Canada	1,499,367	0.3%
Japan	1,203,180	0.3%
Germany	1,093,224	0.2%
France	992,663	0.2%
Short-Term Investments and Other Liabilities—Net	(23,016,528)	(4.8)%
	$479,295,407	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	28	U.S. Treasury Long Bond	$4,032,000	$85,105
9/2022	23	U.S. Treasury Ultra Long Bond	3,641,188	15,581
Total Long Positions			$7,673,188	$100,686

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	85	U.S. Treasury Note, 5 Year	$(9,666,758)	$(60,802)
9/2022	69	U.S. Treasury Note, 10 Year	(8,358,703)	(99,635)
9/2022	120	U.S. Treasury Note, Ultra 10 Year	(15,750,000)	(401,321)
Total Short Positions			$(33,775,461)	$(561,758)
Total Futures				$(461,072)
At July 31, 2022, the Fund had $873,456 deposited in a segregated account to cover margin requirements on open futures.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$119,438,527	$—	$119,438,527
U.S. Government Agency Securities	—	2,856,518	—	2,856,518
Mortgage-Backed Securities#	—	199,802,622	—	199,802,622
Asset-Backed Securities	—	45,290,765	—	45,290,765
Corporate Bonds#	—	130,853,540	—	130,853,540
Foreign Government Securities	—	4,069,963	—	4,069,963
Short-Term Investments	—	6,513,486	—	6,513,486
Total Investments	$—	$508,825,421	$—	$508,825,421

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$100,686	$—	$—	$100,686
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities	$(561,758)	$—	$—	$(561,758)
Total	$(461,072)	$—	$—	$(461,072)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
July 31, 2022

Principal Amount(a)		Value
Corporate Bonds 30.3%
Argentina 0.3%
$150,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	$ 86,578(b)(c)
150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	121,500(b)(c)
YPF SA
69,000	8.50%, due 3/23/2025	49,940(d)
225,000	7.00%, due 12/15/2047	113,062(c)
371,080
Azerbaijan 0.9%
Southern Gas Corridor CJSC
900,000	6.88%, due 3/24/2026	942,857(b)(c)
200,000	6.88%, due 3/24/2026	209,524(b)(c)
1,152,381
Bahrain 0.2%
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	220,509(b)(d)
Brazil 2.5%
200,000	Aegea Finance S.a.r.l., 6.75%, due 5/20/2029	194,000(b)(d)
200,000	Azul Investments LLP, 7.25%, due 6/15/2026	135,000(b)(c)
200,000	Banco do Brasil SA, 3.25%, due 9/30/2026	184,500(b)(d)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	207,580(b)(d)(e)
347,000	CSN Resources SA, 4.63%, due 6/10/2031	261,985(b)(d)
260,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	265,739(d)
225,000	Gol Finance SA, 7.00%, due 1/31/2025	120,375(b)(c)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	164,172(b)(d)
250,000	MARB BondCo PLC, 3.95%, due 1/29/2031	203,815(b)(c)
278,226	MV24 Capital BV, 6.75%, due 6/1/2034	255,751(b)(d)
200,000	Nexa Resources SA, 6.50%, due 1/18/2028	199,778(c)
190,000	Petrobras Global Finance BV, 5.50%, due 6/10/2051	157,362(b)
164,000	Rede D'or Finance S.a.r.l., 4.50%, due 1/22/2030	140,673(c)
200,000	Simpar Europe SA, 5.20%, due 1/26/2031	168,000(b)(d)
213,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	204,480(b)
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	202,164(d)
3,065,374
Burkina Faso 0.1%
200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	162,856(b)(d)
Chile 1.5%
200,000	AES Gener SA, 6.35%, due 10/7/2079	170,400(d)(e)
150,000	Agrosuper SA, 4.60%, due 1/20/2032	130,125(b)(d)
199,461	Alfa Desarrollo SpA, 4.55%, due 9/27/2051	143,612(b)(d)
200,000	Antofagasta PLC, 5.63%, due 5/13/2032	198,000(b)(d)
200,000	Banco de Credito e Inversiones SA, 2.88%, due 10/14/2031	167,250(b)(c)
200,000	Cencosud SA, 4.38%, due 7/17/2027	192,520(b)(c)
217,000	Cia Cervecerias Unidas SA, 3.35%, due 1/19/2032	188,790(b)(d)
Codelco, Inc.
238,000	3.00%, due 9/30/2029	217,725(b)(d)
200,000	3.70%, due 1/30/2050	155,848(b)(d)
200,000	Empresa Nacional del Petroleo, 3.45%, due 9/16/2031	162,500(b)(d)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	VTR Finance NV, 6.38%, due 7/15/2028	$ 120,668(d)
1,847,438
China 1.9%
	200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	175,918(b)
	200,000	Central Plaza Development Ltd., 5.75%, due 11/14/2024	136,145(b)(c)(e)(f)
	200,000	China Hongqiao Group Ltd., 6.25%, due 6/8/2024	178,122(b)(c)
	356,000	China Minmetals Corp., 3.75%, due 11/13/2022	355,710(b)(c)(e)(f)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	203,281(b)(c)
	200,000	CIFI Holdings Group Co. Ltd., 5.95%, due 10/20/2025	73,100(c)
Country Garden Holdings Co. Ltd.
	200,000	5.13%, due 1/17/2025	74,876(c)
	200,000	4.80%, due 8/6/2030	61,085(c)
	201,000	Dianjian Int'l Finance Ltd., 4.60%, due 3/13/2023	200,773(b)(c)(e)(f)
	200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	181,519(b)(c)
	200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/16/2025	19,596(b)(c)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	167,206(b)(c)
	200,000	Meituan, 3.05%, due 10/28/2030	144,315(b)(c)
	201,000	Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, due 4/1/2026	188,237(b)(c)(e)(f)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	199,107(b)(c)
	200,000	Sunac China Holdings Ltd., 6.50%, due 1/26/2026	22,010(c)(g)
2,381,000
Colombia 1.7%
Bancolombia SA
	200,000	4.88%, due 10/18/2027	183,760(e)
	200,000	4.63%, due 12/18/2029	171,000(b)(e)
	200,000	Canacol Energy Ltd., 5.75%, due 11/24/2028	164,773(d)
	400,000	Ecopetrol SA, 5.88%, due 5/28/2045	303,024(b)
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	167,292(d)
COP	1,600,000,000	8.38%, due 11/8/2027	286,858(b)(d)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	92,306(d)
	$200,000	Geopark Ltd., 5.50%, due 1/17/2027	171,826(c)
	270,000	Millicom Int'l Cellular SA, 6.25%, due 3/25/2029	256,719(c)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	160,225(b)(d)
	200,000	Suramericana SA, 5.50%, due 4/29/2026	184,229(c)
2,142,012
Ghana 0.3%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	176,000(b)(d)
	189,000	Tullow Oil PLC, 10.25%, due 5/15/2026	176,951(d)
352,951
Guatemala 0.5%
	200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	189,176(b)(d)
	200,000	CT Trust, 5.13%, due 2/3/2032	178,764(d)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	183,993(d)
551,933
Hong Kong 0.6%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	160,327(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hong Kong – cont'd
	$200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	$ 154,968(b)(c)(e)(f)
	200,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	191,100(c)(e)(f)
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	173,897(b)(c)
680,292
India 1.8%
	200,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	192,770(b)(c)
	200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	161,596(b)(d)
	194,000	Greenko Dutch BV, 3.85%, due 3/29/2026	169,692(b)(d)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	234,576(b)(c)(e)(f)
	200,000	JSW Steel Ltd., 5.05%, due 4/5/2032	156,650(b)(c)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	193,960(c)(e)(f)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	197,766(c)
	200,000	Periama Holdings LLC, 5.95%, due 4/19/2026	185,630(b)(c)
	260,000	REC Ltd., 2.25%, due 9/1/2026	234,596(b)(c)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	270,676(b)(d)
	200,000	Vedanta Resources Ltd., 7.13%, due 5/31/2023	173,914(b)(c)
2,171,826
Indonesia 0.7%
	400,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	372,200(b)(c)
Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	156,452(b)(d)
	$200,000	5.25%, due 5/15/2047	173,722(b)(c)
	200,000	6.15%, due 5/21/2048	193,688(b)(d)
896,062
Israel 0.9%
	125,949	Energean Israel Finance Ltd., 4.88%, due 3/30/2026	115,813(c)
	339,684	Leviathan Bond Ltd., 6.50%, due 6/30/2027	325,842(b)(c)
	200,000	Mizrahi Tefahot Bank Ltd., 3.08%, due 4/7/2031	176,500(c)(e)
Teva Pharmaceutical Finance Netherlands III BV
	200,000	7.13%, due 1/31/2025	205,500(b)
	350,000	3.15%, due 10/1/2026	315,962(b)
1,139,617
Kazakhstan 0.8%
	200,000	Development Bank of Kazakhstan JSC, 2.95%, due 5/6/2031	148,230(b)(d)
KazMunayGas National Co. JSC
	450,000	5.38%, due 4/24/2030	411,699(b)(c)
	360,000	5.75%, due 4/19/2047	284,054(b)(c)
	200,000	Tengizchevroil Finance Co. Int'l Ltd., 3.25%, due 8/15/2030	146,000(b)(d)
989,983
Korea 0.5%
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	171,143(b)(c)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	197,099(b)(d)
	200,000	Shinhan Financial Group Co. Ltd., 5.88%, due 8/13/2023	198,340(c)(e)(f)
566,582
Kuwait 0.6%
	200,000	Equate Petrochemical BV, 2.63%, due 4/28/2028	179,172(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Kuwait – cont'd
MEGlobal Canada ULC
	$200,000	5.00%, due 5/18/2025	$ 202,587(b)(d)
	200,000	5.88%, due 5/18/2030	210,905(b)(c)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	186,720(b)(d)(e)(f)
779,384
Macau 1.0%
Melco Resorts Finance Ltd.
	400,000	5.63%, due 7/17/2027	280,696(c)
	200,000	5.75%, due 7/21/2028	141,579(d)
	200,000	MGM China Holdings Ltd., 5.25%, due 6/18/2025	169,093(b)(c)
	400,000	Sands China Ltd., 5.40%, due 8/8/2028	360,496(b)
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	165,150(c)
	200,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	156,000(c)
1,273,014
Malaysia 0.2%
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	206,926(c)
Mexico 2.7%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	191,000(c)
	322,000	Alsea SAB de CV, 7.75%, due 12/14/2026	306,418(d)
	301,000	America Movil SAB de CV, 5.38%, due 4/4/2032	285,297(b)(d)
Banco Mercantil del Norte SA
	200,000	6.75%, due 9/27/2024	188,000(c)(e)(f)
	200,000	6.63%, due 1/24/2032	162,000(b)(d)(e)(f)
	200,000	Braskem Idesa SAPI, 6.99%, due 2/20/2032	172,440(b)(d)
Comision Federal de Electricidad
MXN	6,480,000	Ser. 14-2, 7.35%, due 11/25/2025	291,331
	$200,000	4.69%, due 5/15/2029	183,000(b)(d)
	200,000	3.35%, due 2/9/2031	158,750(b)(d)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	181,702(b)(c)
Petroleos Mexicanos
	41,000	6.88%, due 8/4/2026	39,171(b)
	510,000	5.95%, due 1/28/2031	395,888(b)
	944,000	7.69%, due 1/23/2050	687,940(b)
	69,000	6.95%, due 1/28/2060	46,418
3,289,355
Mongolia 0.2%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	192,498(c)
Nigeria 0.3%
	200,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	177,499(c)
	200,000	SEPLAT Petroleum Development Co. PLC, 7.75%, due 4/1/2026	169,224(d)
346,723
Oman 0.4%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	192,083(b)(c)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	246,404(b)(d)
438,487
Panama 0.3%
	200,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	178,252(d)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Panama – cont'd
	$200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	$ 164,881(b)(c)
343,133
Paraguay 0.2%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	190,576(d)
Peru 1.2%
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	172,000(b)(d)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	213,242(d)
	$205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	189,751(d)
	225,000	Kallpa Generacion SA, 4.13%, due 8/16/2027	205,875(c)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	173,826(b)(d)
	200,000	5.63%, due 6/19/2047	140,750(b)(c)
	300,000	Southern Copper Corp., 6.75%, due 4/16/2040	343,125(b)
1,438,569
Philippines 0.2%
	240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	222,294(b)(c)(e)(f)
Qatar 1.3%
CBQ Finance Ltd.
	200,000	2.00%, due 9/15/2025	186,990(b)(c)
	200,000	2.00%, due 5/12/2026	184,062(b)(c)
	200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	178,608(b)(c)(e)(f)
	92,008	Nakilat, Inc., 6.07%, due 12/31/2033	97,161(b)(c)
	200,000	Ooredoo Int'l Finance Ltd., 2.63%, due 4/8/2031	179,910(b)(d)
Qatar Energy
	200,000	3.13%, due 7/12/2041	168,988(b)(d)
	200,000	3.30%, due 7/12/2051	167,516(b)(d)
	200,000	QIB Sukuk Ltd., 3.98%, due 3/26/2024	200,377(b)(c)
	250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	241,072(c)
1,604,684
Russia 0.2%
Gazprom PJSC Via Gaz Finance PLC
	280,000	3.25%, due 2/25/2030	114,800(b)(d)
	200,000	3.25%, due 2/25/2030	82,000(b)(c)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	14,438(c)
211,238
Saudi Arabia 0.9%
	300,000	Samba Funding Ltd., 2.75%, due 10/2/2024	291,632(b)(c)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	386,000(b)(c)
	200,000	4.38%, due 4/16/2049	188,056(b)(c)
	200,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, due 9/27/2028	208,744(c)
1,074,432
Singapore 0.6%
	400,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	359,531(b)(c)
	200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	201,312(b)(d)(e)
	240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	217,765(b)(d)(e)
778,608
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
South Africa 0.6%
	$200,000	Bidvest Group UK PLC, 3.63%, due 9/23/2026	$ 178,500(d)
	200,000	FirstRand Bank Ltd., 6.25%, due 4/23/2028	195,920(c)(e)
Sasol Financing USA LLC
	200,000	5.88%, due 3/27/2024	200,040(b)
	200,000	6.50%, due 9/27/2028	190,500(b)
764,960
Supranational 0.4%
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	167,917(c)
Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	186,706(b)(d)
	200,000	4.70%, due 10/22/2031	164,000(b)(d)
518,623
Taiwan 0.2%
	209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	213,316(b)
Thailand 0.8%
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	203,100(b)(d)
	200,000	3.73%, due 9/25/2034	176,436(c)(e)
	200,000	GC Treasury Center Co. Ltd., 4.40%, due 3/30/2032	185,951(b)(d)
	200,000	Krung Thai Bank PCL, 4.40%, due 3/25/2026	168,000(c)(e)(f)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	196,299(b)(c)
929,786
Turkey 0.7%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	174,416(b)(d)
	200,000	QNB Finansbank AS, 6.88%, due 9/7/2024	198,553(b)(c)
	200,000	SISECAM, 6.95%, due 3/14/2026	176,256(b)(d)
	200,000	Turk Telekomunikasyon AS, 6.88%, due 2/28/2025	172,173(b)(c)
	200,000	Turkiye Petrol Rafinerileri AS, 4.50%, due 10/18/2024	178,166(c)
899,564
Ukraine 0.0%(h)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	54,430(b)(c)
United Arab Emirates 1.7%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	388,949(b)(c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	180,951(b)(d)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	200,037(b)(d)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	192,728(b)(c)
	200,000	DP World PLC, 6.85%, due 7/2/2037	218,607(b)(c)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	196,880(c)(e)(f)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	168,732(b)(d)
	196,522	2.94%, due 9/30/2040	165,081(b)(d)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	199,292(b)(c)
	200,000	Shelf Drill Hold Ltd. Co., 8.25%, due 2/15/2025	156,000(b)(c)
2,067,257
United States 0.1%
	200,000	GCC SAB de CV, 3.61%, due 4/20/2032	167,122(b)(d)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Venezuela 0.1%
Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	$ 51,857(c)(g)
	1,631,452	6.00%, due 11/15/2026	62,780(c)(g)
	650,000	5.38%, due 4/12/2027	25,012(c)(g)
	784,800	5.38%, due 4/12/2027	30,200(c)(g)
169,849
Zambia 0.2%
	200,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	190,500(b)(d)

Total Corporate Bonds (Cost $45,316,424)			37,057,224
Foreign Government Securities 61.3%
Angola 0.6%
Angolan Government International Bond
	200,000	8.00%, due 11/26/2029	160,431(c)
	200,000	8.75%, due 4/14/2032	161,603(c)
	458,000	9.38%, due 5/8/2048	353,509(b)(c)
675,543
Argentina 0.7%
Argentine Republic Government International Bond
	550,000	1.00%, due 7/9/2029	128,336
	843,342	0.50%, due 7/9/2030	198,446(i)
	541,000	1.50%, due 7/9/2035	119,662(i)
	1,267,609	3.50%, due 7/9/2041	332,034(b)(i)
EUR	139,590	Provincia de Buenos Aires/Government Bonds, 2.85%, due 9/1/2037	38,520(d)(i)
816,998
Armenia 0.1%
	$200,000	Armenia International Bond, 3.60%, due 2/2/2031	138,960(c)
Azerbaijan 0.7%
	400,000	Republic of Azerbaijan International Bond, 5.13%, due 9/1/2029	370,993(c)
State Oil Co. of the Azerbaijan Republic
	310,000	6.95%, due 3/18/2030	300,235(b)(c)
	200,000	6.95%, due 3/18/2030	193,700(b)(c)
864,928
Bahamas 0.1%
	200,000	Bahamas Government International Bond, 6.00%, due 11/21/2028	130,222(c)
Benin 0.1%
EUR	100,000	Benin Government International Bond, 4.95%, due 1/22/2035	65,984(c)
Bermuda 0.2%
	$290,000	Bermuda Government International Bond, 4.75%, due 2/15/2029	296,639(c)
Brazil 2.2%
	360,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	355,770(b)(c)
Brazil Notas do Tesouro Nacional
BRL	9,921,000	Ser. F, 10.00%, due 1/1/2025	1,825,467
BRL	1,000,000	Ser. F, 10.00%, due 1/1/2027	178,147
	$470,000	Brazilian Government International Bond, 5.00%, due 1/27/2045	373,252
2,732,636
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bond, 5.95%, due 7/7/2032	$123,922(c)
Chile 0.9%
CLP	200,503,560	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	225,036(j)
		Bonos de la Tesoreria de la Republica en pesos
CLP	275,000,000	4.50%, due 3/1/2026	286,255(b)
CLP	160,000,000	4.70%, due 9/1/2030	160,096(c)
CLP	215,000,000	2.80%, due 10/1/2033	169,753(b)(c)
CLP	120,000,000	5.00%, due 3/1/2035	117,769
CLP	30,000,000	5.10%, due 7/15/2050	26,951
	$200,000	Chile Government International Bond, 3.25%, due 9/21/2071	140,957
			1,126,817
China 4.7%
		China Government Bond
CNY	1,600,000	2.36%, due 7/2/2023	238,556
CNY	5,000,000	2.88%, due 11/5/2023	750,387
CNY	3,000,000	3.19%, due 4/11/2024	453,680
CNY	6,200,000	1.99%, due 4/9/2025	912,702(b)
CNY	3,000,000	3.03%, due 3/11/2026	454,867
CNY	1,300,000	2.69%, due 8/12/2026	194,578
CNY	2,000,000	3.12%, due 12/5/2026	304,828(b)
CNY	1,000,000	2.85%, due 6/4/2027	150,506
CNY	500,000	3.01%, due 5/13/2028	75,787
CNY	1,000,000	2.91%, due 10/14/2028	150,548
CNY	2,700,000	2.80%, due 3/24/2029	402,995
CNY	2,000,000	3.13%, due 11/21/2029	304,507
CNY	1,500,000	2.68%, due 5/21/2030	221,040
CNY	1,000,000	3.27%, due 11/19/2030	154,140
CNY	2,000,000	3.02%, due 5/27/2031	302,317
CNY	900,000	2.89%, due 11/18/2031	134,693
CNY	400,000	2.75%, due 2/17/2032	59,171
CNY	250,000	3.39%, due 3/16/2050	37,608
CNY	2,600,000	3.81%, due 9/14/2050	421,729
			5,724,639
Colombia 3.5%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	94,645
	$270,000	3.00%, due 1/30/2030	217,673
	100,000	6.13%, due 1/18/2041	83,815
	310,000	5.63%, due 2/26/2044	240,758
	200,000	5.00%, due 6/15/2045	145,310
	670,000	5.20%, due 5/15/2049	493,813
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Colombia – cont'd
		Colombian TES
COP	1,492,600,000	Ser. B, 6.25%, due 11/26/2025	$ 301,431
COP	3,747,400,000	Ser. B, 5.75%, due 11/3/2027	676,170
COP	2,890,600,000	Ser. B, 6.00%, due 4/28/2028	514,132(b)
COP	1,239,448,919	Ser. UVR, 2.25%, due 4/18/2029	230,887(j)
COP	2,470,100,000	Ser. B, 7.00%, due 3/26/2031	417,733(b)
COP	518,200,000	Ser. G, 7.00%, due 3/26/2031	87,636
COP	1,063,200,000	Ser. B, 7.00%, due 6/30/2032	174,446
COP	655,684,357	Ser. UVR, 3.00%, due 3/25/2033	115,450(j)
COP	1,818,400,000	Ser. B, 7.25%, due 10/18/2034	288,857
COP	1,139,100,000	Ser. B, 9.25%, due 5/28/2042	197,831
			4,280,587
Cote D'Ivoire 0.7%
		Ivory Coast Government International Bond
EUR	260,000	4.88%, due 1/30/2032	197,582(c)
EUR	407,000	6.88%, due 10/17/2040	302,338(c)
EUR	440,000	6.63%, due 3/22/2048	314,035(c)
			813,955
Czech Republic 1.5%
		Czech Republic Government Bond
CZK	3,360,000	0.25%, due 2/10/2027	112,780
CZK	20,330,000	2.75%, due 7/23/2029	757,596(b)
CZK	3,120,000	0.05%, due 11/29/2029	94,002
CZK	16,910,000	0.95%, due 5/15/2030	544,909(b)(c)
CZK	5,010,000	1.75%, due 6/23/2032	167,458
CZK	1,010,000	2.00%, due 10/13/2033	34,286
CZK	4,030,000	4.20%, due 12/4/2036	168,570(c)
			1,879,601
Dominican Republic 1.1%
		Dominican Republic International Bond
DOP	8,000,000	9.75%, due 6/5/2026	142,577(c)
	$420,000	6.00%, due 7/19/2028	404,377(b)(c)
	183,000	6.00%, due 2/22/2033	165,915(c)
	150,000	6.40%, due 6/5/2049	122,831(c)
	625,000	5.88%, due 1/30/2060	473,393(b)(c)
			1,309,093
Ecuador 0.7%
		Ecuador Government International Bond
	221,680	5.50%, due 7/31/2030	132,867(d)(i)
	71,437	0.00%, due 7/31/2030	30,098(d)(k)
	453,326	2.50%, due 7/31/2035	204,946(d)(i)
	870,000	2.50%, due 7/31/2035	393,322(b)(c)(i)
	139,040	1.50%, due 7/31/2040	57,212(d)(i)
			818,445
Egypt 1.7%
		Egypt Government Bond
EGP	14,047,000	14.48%, due 4/6/2026	679,752(b)
EGP	5,009,000	14.41%, due 7/7/2027	235,501
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Egypt – cont'd
		Egypt Government International Bond
EUR	891,000	6.38%, due 4/11/2031	$ 538,110(c)
	$400,000	8.50%, due 1/31/2047	232,000(b)(c)
	200,000	8.70%, due 3/1/2049	115,877(c)
	410,000	8.70%, due 3/1/2049	237,549(c)
			2,038,789
El Salvador 0.2%
		El Salvador Government International Bond
	152,000	7.12%, due 1/20/2050	48,786(c)
	720,000	9.50%, due 7/15/2052	244,307(c)
			293,093
Ghana 0.8%
		Ghana Government Bond
GHS	670,000	20.75%, due 3/6/2023	75,516
GHS	1,270,000	19.25%, due 12/18/2023	132,776
		Ghana Government International Bond
	$400,000	7.75%, due 4/7/2029	187,798(c)
	200,000	7.63%, due 5/16/2029	93,500(c)
	200,000	10.75%, due 10/14/2030	160,820(c)
	200,000	10.75%, due 10/14/2030	160,820(c)
	200,000	8.63%, due 4/7/2034	88,000(c)
	200,000	7.88%, due 2/11/2035	87,356(c)
			986,586
Guatemala 0.3%
		Guatemala Government Bond
	210,000	5.38%, due 4/24/2032	208,001(c)
	200,000	3.70%, due 10/7/2033	166,093(c)
			374,094
Hungary 0.9%
		Hungary Government Bond
HUF	114,160,000	3.00%, due 10/27/2027	214,153(l)
HUF	194,130,000	3.25%, due 10/22/2031	338,394
HUF	68,440,000	3.00%, due 10/27/2038	96,758
		Hungary Government International Bond
	$200,000	5.25%, due 6/16/2029	202,762(c)
	200,000	5.50%, due 6/16/2034	202,306(c)
EUR	47,000	1.75%, due 6/5/2035	35,500(c)
			1,089,873
Indonesia 4.5%
		Indonesia Government International Bond
EUR	360,000	3.75%, due 6/14/2028	370,268(c)
EUR	350,000	1.40%, due 10/30/2031	286,526
EUR	430,000	1.10%, due 3/12/2033	324,544
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Indonesia – cont'd
		Indonesia Treasury Bond
IDR	10,400,000,000	8.38%, due 3/15/2024	$ 733,410(b)
IDR	264,000,000	8.13%, due 5/15/2024	18,626
IDR	5,000,000,000	6.50%, due 6/15/2025	340,966
IDR	5,000,000,000	5.13%, due 4/15/2027	319,406
IDR	2,300,000,000	7.00%, due 5/15/2027	156,843
IDR	3,304,000,000	6.13%, due 5/15/2028	215,850
IDR	5,175,000,000	9.00%, due 3/15/2029	387,292
IDR	1,306,000,000	6.50%, due 2/15/2031	84,979
IDR	3,604,000,000	8.75%, due 5/15/2031	266,948
IDR	3,300,000,000	6.38%, due 4/15/2032	212,501
IDR	3,500,000,000	7.50%, due 8/15/2032	239,550
IDR	6,977,000,000	6.63%, due 5/15/2033	446,937(b)
IDR	344,000,000	8.38%, due 3/15/2034	24,932
IDR	9,100,000,000	7.50%, due 6/15/2035	622,352
IDR	1,783,000,000	8.25%, due 5/15/2036	128,511
IDR	1,205,000,000	7.50%, due 5/15/2038	82,054
	$200,000	Perusahaan Penerbit SBSN Indonesia III, 4.70%, due 6/6/2032	206,942(c)
			5,469,437
Iraq 0.1%
	171,875	Iraq International Bond, 5.80%, due 1/15/2028	148,046(c)
Israel 1.0%
		Bank of Israel Bill - Makam
ILS	1,095,686	0.00%, due 8/3/2022	322,277(k)
ILS	3,267,035	0.29%, due 11/2/2022	957,961(b)(k)
			1,280,238
Lebanon 0.2%
		Lebanon Government International Bond
	$622,000	6.38%, due 3/9/2020	38,999(g)
	469,000	6.60%, due 11/27/2026	29,406(c)(g)
	121,000	6.85%, due 5/25/2029	7,587(g)
	601,000	6.65%, due 2/26/2030	37,683(c)(g)
	1,400,000	8.25%, due 5/17/2034	80,780(g)
			194,455
Malaysia 5.2%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	960,000(b)(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Malaysia – cont'd
		Malaysia Government Bond
MYR	1,500,000	3.76%, due 4/20/2023	$ 339,421
MYR	2,500,000	3.80%, due 8/17/2023	566,481(b)
MYR	800,000	3.48%, due 6/14/2024	180,606
MYR	700,000	4.18%, due 7/15/2024	160,064
MYR	1,800,000	4.06%, due 9/30/2024	410,749(b)
MYR	700,000	3.91%, due 7/15/2026	158,492
MYR	900,000	3.90%, due 11/30/2026	203,800
MYR	1,350,000	3.50%, due 5/31/2027	300,419
MYR	1,700,000	3.90%, due 11/16/2027	384,909
MYR	1,680,000	3.73%, due 6/15/2028	376,415
MYR	2,500,000	2.63%, due 4/15/2031	509,328(b)
MYR	135,000	4.23%, due 6/30/2031	30,951
MYR	600,000	3.58%, due 7/15/2032	131,227
MYR	300,000	4.64%, due 11/7/2033	70,674
MYR	1,345,000	3.83%, due 7/5/2034	292,572
MYR	1,000,000	4.25%, due 5/31/2035	225,212
MYR	600,000	4.76%, due 4/7/2037	142,518
MYR	1,550,000	3.76%, due 5/22/2040	319,600(b)
MYR	500,000	4.70%, due 10/15/2042	116,075
MYR	350,000	4.94%, due 9/30/2043	83,165
MYR	950,000	4.07%, due 6/15/2050	196,939
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	91,148
MYR	500,000	4.37%, due 10/31/2028	115,006
			6,365,771
Mexico 6.4%
		Mexican Bonos
MXN	5,528,400	Ser. M20, 10.00%, due 12/5/2024	275,630
MXN	12,700,800	Ser. M20, 7.50%, due 6/3/2027	592,926
MXN	44,051,100	Ser. M20, 8.50%, due 5/31/2029	2,138,625
MXN	3,740,000	Ser. M20, 8.50%, due 5/31/2029	181,572
MXN	24,896,100	Ser. M, 7.75%, due 5/29/2031	1,152,447
MXN	7,970,000	Ser. M30, 8.50%, due 11/18/2038	380,228
MXN	2,880,000	Ser. M, 7.75%, due 11/13/2042	127,103
MXN	3,247,100	Ser. M, 8.00%, due 11/7/2047	146,545
MXN	41,914,370	Mexican Udibonos, 3.50%, due 11/16/2023	2,064,929(j)
		Mexico Government International Bond
	$200,000	3.50%, due 2/12/2034	173,585
	620,000	5.75%, due 10/12/2110	550,008
			7,783,598
Mongolia 0.3%
	400,000	Mongolia Government International Bond, 3.50%, due 7/7/2027	320,070(c)
Nigeria 0.2%
	380,000	Nigeria Government International Bond, 9.25%, due 1/21/2049	262,537(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Oman 0.4%
		Oman Government International Bond
	$415,000	6.75%, due 1/17/2048	$ 367,382(c)
	200,000	7.00%, due 1/25/2051	180,451(c)
			547,833
Panama 0.1%
	200,000	Panama Government International Bond, 2.25%, due 9/29/2032	159,588
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	167,040(c)
Paraguay 0.3%
	430,000	Paraguay Government International Bond, 6.10%, due 8/11/2044	411,007(b)(c)
Peru 1.5%
		Peru Government Bond
PEN	920,000	5.94%, due 2/12/2029	208,644
PEN	1,660,000	5.40%, due 8/12/2034	331,113
PEN	207,000	5.35%, due 8/12/2040	38,100
		Peruvian Government International Bond
PEN	329,000	5.20%, due 9/12/2023	82,742(c)
EUR	284,000	1.25%, due 3/11/2033	215,384
	$100,000	8.75%, due 11/21/2033	130,016
	359,000	3.00%, due 1/15/2034	307,415
PEN	699,000	5.40%, due 8/12/2034	139,426(c)
EUR	174,000	1.95%, due 11/17/2036	127,642
PEN	1,249,000	6.90%, due 8/12/2037	278,721(c)
			1,859,203
Philippines 0.2%
		Philippine Government International Bond
PHP	12,000,000	3.90%, due 11/26/2022	213,313
EUR	126,000	1.75%, due 4/28/2041	90,933
			304,246
Poland 3.2%
		Poland Government Bond
PLN	2,754,000	3.25%, due 7/25/2025	545,813(b)
PLN	8,709,000	2.50%, due 7/25/2026	1,632,633
PLN	2,850,000	0.25%, due 10/25/2026	482,960(b)
PLN	2,713,000	2.50%, due 7/25/2027	499,667(b)
PLN	1,462,000	2.75%, due 10/25/2029	260,142
PLN	3,101,000	Ser. 1030, 1.25%, due 10/25/2030	481,616
			3,902,831
Qatar 0.3%
	$346,000	Qatar Government International Bond, 4.82%, due 3/14/2049	370,257(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Romania 2.1%
		Romania Government Bond
RON	10,000	4.25%, due 6/28/2023	$ 2,003
RON	875,000	4.40%, due 9/25/2023	174,116
RON	1,720,000	4.00%, due 10/25/2023	339,600
RON	1,440,000	3.25%, due 6/24/2026	250,935
RON	975,000	4.85%, due 7/25/2029	166,560
RON	725,000	4.15%, due 10/24/2030	114,776
RON	965,000	3.65%, due 9/24/2031	143,527
RON	750,000	6.70%, due 2/25/2032	140,809
RON	650,000	4.75%, due 10/11/2034	99,302
		Romanian Government International Bond
EUR	104,000	2.00%, due 4/14/2033	74,230(c)
EUR	276,000	3.75%, due 2/7/2034	227,204(c)
EUR	614,000	3.88%, due 10/29/2035	501,788(b)(c)
EUR	62,000	2.88%, due 4/13/2042	40,089(c)
EUR	442,000	3.38%, due 1/28/2050	291,484(c)
			2,566,423
Russia 0.7%
RUB	244,474,000	Russian Federal Bond - Obligatsyi Federal'novo Zaima, 4.50%, due 7/16/2025	862,273
Saudi Arabia 0.2%
	$240,000	Saudi Government International Bond, 3.75%, due 1/21/2055	208,811(c)
Senegal 0.2%
		Senegal Government International Bond
EUR	140,000	4.75%, due 3/13/2028	117,143(c)
EUR	100,000	5.38%, due 6/8/2037	71,594(c)
			188,737
Serbia 0.4%
		Serbia International Bond
EUR	191,000	1.50%, due 6/26/2029	147,438(c)
EUR	100,000	1.65%, due 3/3/2033	66,722(c)
EUR	224,000	2.05%, due 9/23/2036	141,832(c)
RSD	16,660,000	Serbia Treasury Bond, 4.50%, due 1/11/2026	134,764
			490,756
South Africa 5.7%
		Republic of South Africa Government Bond
ZAR	17,479,235	10.50%, due 12/21/2026	1,109,917
ZAR	32,551,726	8.88%, due 2/28/2035	1,672,321
ZAR	54,009,257	8.50%, due 1/31/2037	2,622,022
ZAR	9,960,802	9.00%, due 1/31/2040	494,781
ZAR	9,184,199	8.75%, due 1/31/2044	440,071(b)
		Republic of South Africa Government International Bond
	$273,000	5.65%, due 9/27/2047	207,103
	400,000	5.75%, due 9/30/2049	303,432
	200,000	7.30%, due 4/20/2052	174,483
			7,024,130
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Sri Lanka 0.4%
		Sri Lanka Government International Bond
	$200,000	6.85%, due 11/3/2025	$ 61,824(c)(g)
	644,000	6.75%, due 4/18/2028	192,810(c)(g)
	203,000	7.85%, due 3/14/2029	60,302(c)(g)
	550,000	7.55%, due 3/28/2030	161,571(c)(g)
			476,507
Thailand 3.4%
		Thailand Government Bond
THB	12,000,000	3.63%, due 6/16/2023	332,694
THB	15,000,000	2.40%, due 12/17/2023	412,831
THB	8,000,000	0.75%, due 6/17/2024	213,459
THB	18,500,000	1.45%, due 12/17/2024	496,861
THB	10,500,000	2.13%, due 12/17/2026	283,921
THB	13,000,000	1.00%, due 6/17/2027	333,013
THB	8,000,000	4.88%, due 6/22/2029	250,483
THB	7,000,000	3.65%, due 6/20/2031	206,792
THB	12,000,000	2.00%, due 12/17/2031	312,394
THB	2,000,000	3.78%, due 6/25/2032	59,912
THB	5,000,000	1.60%, due 6/17/2035	114,300
THB	7,571,000	1.59%, due 12/17/2035	173,591
THB	8,350,000	3.40%, due 6/17/2036	232,329
THB	16,816,000	3.30%, due 6/17/2038	457,478
THB	10,300,000	2.00%, due 6/17/2042	224,891
THB	1,248,000	2.88%, due 6/17/2046	29,563
			4,134,512
Tunisia 0.0%(h)
EUR	104,000	Banque Centrale de Tunisie International Bond, 6.38%, due 7/15/2026	55,485(c)
Turkey 0.9%
TRY	11,023,856	Turkey Government Bond, 1.50%, due 6/18/2025	717,121(j)
	$240,000	Turkey Government International Bond, 6.50%, due 9/20/2033	173,700
	200,000	Turkiye Ihracat Kredi Bankasi AS, 8.25%, due 1/24/2024	192,280(d)
			1,083,101
Uganda 0.2%
UGX	1,158,500,000	Uganda Government Bond, 14.25%, due 6/22/2034	266,172
Ukraine 0.3%
		Ukraine Government International Bond
	$128,000	7.75%, due 9/1/2025	25,984(c)
	250,000	7.75%, due 9/1/2026	50,454(c)
	470,000	6.88%, due 5/21/2029	92,825(c)
	490,000	1.26%, due 5/31/2040	130,963(c)(m)
	286,000	1.26%, due 5/31/2040	76,439(d)(m)
			376,665
United Arab Emirates 0.2%
	200,000	UAE International Government Bond, 4.95%, due 7/7/2052	217,737(c)
Uruguay 0.1%
UYU	6,115,538	Uruguay Government International Bond, 8.25%, due 5/21/2031	127,324
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Uzbekistan 0.2%
	$203,000	Republic of Uzbekistan Bond, 3.70%, due 11/25/2030	$ 150,041(c)
	200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	140,882(d)
290,923
Venezuela 0.1%
	916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	79,022(c)(g)
Zambia 0.4%
ZMW	5,080,000	Zambia Government Bond, 13.00%, due 1/25/2031	165,404
Zambia Government International Bond
	$210,000	5.38%, due 9/20/2022	113,421(c)(g)
	200,000	8.50%, due 4/14/2024	115,872(c)
	210,000	8.97%, due 7/30/2027	119,700(c)
514,397
Total Foreign Government Securities (Cost $92,970,142)			75,090,536
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.0%
Investment Companies 5.0%
6,156,991	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(n) (Cost $6,156,991)	6,156,991(b)
Total Investments 96.6% (Cost $144,443,557)		118,304,751
Other Assets Less Liabilities 3.4%		4,171,530(o)
Net Assets 100.0%		$122,476,281

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of $45,820,060.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2022 amounted to $35,873,224, which represents 29.3% of net assets of the
Fund.

(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $14,641,588, which represents 12.0% of net assets of the Fund.

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Defaulted security.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Rate shown was the discount rate at the date of purchase.
(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(n)	Represents 7-day effective yield as of July 31, 2022.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$73,175,481	59.8%
Oil & Gas	8,130,360	6.6%
Banks	7,747,861	6.3%
Electric	3,243,829	2.7%
Telecommunications	2,259,317	1.9%
Pipelines	1,996,643	1.6%
Mining	1,991,868	1.6%
Chemicals	1,933,041	1.6%
Lodging	1,273,014	1.0%
Engineering & Construction	1,113,319	0.9%
Diversified Financial Services	807,369	0.7%
Iron - Steel	797,035	0.7%
Real Estate	763,990	0.6%
Energy - Alternate Sources	706,002	0.6%
Transportation	622,858	0.5%
Food	526,460	0.4%
Pharmaceuticals	521,462	0.4%
Multi-National	518,623	0.4%
Commercial Services	397,107	0.3%
Beverages	377,966	0.3%
Investment Companies	365,748	0.3%
Internet	320,233	0.3%
Retail	306,418	0.3%
Airlines	255,375	0.2%
Semiconductors	213,316	0.2%
Forest Products & Paper	204,480	0.2%
Water	194,000	0.2%
Holding Companies - Diversified	191,000	0.2%
Housewares	176,256	0.1%
Computers	167,206	0.1%
Building Materials	167,122	0.1%
Packaging & Containers	164,172	0.1%
Insurance	160,327	0.1%
Healthcare - Services	140,673	0.1%
Media	120,668	0.1%
Gas	97,161	0.1%
Short-Term Investments and Other Assets—Net	10,328,521	8.4%
	$122,476,281	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	3	U.S. Treasury Long Bond	$432,000	$9,424
9/2022	21	U.S. Treasury Note, 10 Year	2,543,953	36,453
9/2022	35	U.S. Treasury Note, 5 Year	3,980,430	11,758
9/2022	4	U.S. Treasury Ultra Long Bond	633,250	26,760
Total Long Positions			$7,589,633	$84,395

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	6	Euro-Bobl	$(767,220)	$(18,151)
9/2022	16	Euro-Bund	(2,522,240)	(103,124)
9/2022	4	Euro-Buxl Bond, 30 Year	(743,200)	(59,783)
9/2022	1	U.S. Treasury Long Bond	(144,000)	(4,784)
9/2022	2	U.S. Treasury Note, 2 Year	(420,922)	(1,781)
9/2022	15	U.S. Treasury Note, 10 Year	(1,817,109)	(37,078)
Total Short Positions			$(6,414,691)	$(224,701)
Total Futures				$(140,306)
At July 31, 2022, the Fund had $616,999 deposited in a segregated account to cover margin requirements on open futures.
Forward foreign currency contracts (“forward FX contracts”)
At July 31, 2022, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	1,876,801	USD	361,730	BNP	8/2/2022	$1,000
BRL	1,705,521	USD	328,718	CITI	8/2/2022	909
BRL	9,534,993	USD	1,837,752	GSI	8/2/2022	5,079
BRL	2,690,965	USD	518,650	HSBC	8/2/2022	1,433
BRL	600,817	USD	115,800	HSBC	8/2/2022	320
BRL	16,354,153	USD	2,992,110	JPM	8/2/2022	168,663
BRL	565,433	USD	108,115	JPM	8/2/2022	1,167
BRL	1,201,171	USD	231,511	JPM	8/2/2022	640
BRL	2,503,627	USD	468,891	CITI	8/3/2022	14,843
BRL	42,224,103	USD	7,971,851	HSBC	9/2/2022	112,721
BRL	385,812	USD	70,690	JPM	9/2/2022	3,180
BRL	2,676,490	USD	502,120	SSB	9/2/2022	10,342
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	389,664	BRL	1,876,801	BNP	8/2/2022	$26,934
USD	1,942,298	BRL	9,534,993	GSI	8/2/2022	99,467
USD	123,903	BRL	600,817	HSBC	8/2/2022	7,783
USD	250,092	BRL	1,201,171	JPM	8/2/2022	17,942
CLP	457,352,255	USD	485,899	CITI	8/3/2022	21,558
CLP	78,017,031	USD	82,005	CITI	9/21/2022	3,815
USD	310,943	CLP	271,515,377	CITI	9/21/2022	12,272
USD	2,816,609	CNH	18,826,527	SCB	8/10/2022	27,509
USD	547,288	CNH	3,690,986	SCB	9/22/2022	87
COP	256,327,829	USD	58,562	JPM	9/21/2022	707
USD	328,050	COP	1,363,045,697	CITI	9/21/2022	12,878
USD	1,117,761	COP	4,295,344,648	GSI	9/21/2022	124,567
USD	180,276	COP	701,633,161	JPM	9/21/2022	18,040
USD	158,005	COP	655,403,613	JPM	9/21/2022	6,458
CZK	7,803,378	EUR	309,768	CITI	9/21/2022	4,200
CZK	1,545,081	EUR	61,193	CITI	9/21/2022	977
CZK	13,278,324	EUR	527,482	JPM	9/21/2022	6,761
CZK	3,919,038	EUR	156,018	JPM	9/21/2022	1,653
CZK	9,151,542	EUR	362,656	MS	9/21/2022	5,572
CZK	2,401,747	EUR	95,370	MS	9/21/2022	1,264
EGP	1,636,221	USD	81,689	JPM	9/21/2022	1,564
EUR	307,512	PLN	1,474,290	CITI	9/21/2022	273
EUR	841,626	PLN	3,969,996	HSBC	9/21/2022	14,634
EUR	612,589	PLN	2,894,724	HSBC	9/21/2022	9,560
EUR	357,570	PLN	1,695,577	HSBC	9/21/2022	4,315
EUR	247,991	PLN	1,183,741	JPM	9/21/2022	1,330
EUR	399,796	PLN	1,914,848	JPM	9/21/2022	755
EUR	292,369	PLN	1,402,681	JPM	9/21/2022	47
EUR	718,400	PLN	3,442,163	MS	9/21/2022	1,071
EUR	569,877	USD	577,887	CITI	8/3/2022	4,595
EUR	441,158	USD	447,920	JPM	8/3/2022	2,996
EUR	87,923	USD	87,757	JPM	8/3/2022	2,111
EUR	869,239	USD	882,524	MS	8/3/2022	5,941
EUR	4,104,619	USD	4,176,401	JPM	9/6/2022	28,884
EUR	280,000	USD	285,070	JPM	9/6/2022	1,797
EUR	604,170	USD	615,118	SCB	9/6/2022	3,870
EUR	1,369,398	USD	1,402,993	JPM	9/22/2022	1,593
USD	419,238	EUR	401,389	JPM	8/3/2022	8,970
USD	417,387	EUR	400,561	JPM	8/3/2022	7,966
USD	66,499	EUR	62,654	JPM	8/3/2022	2,459
USD	253,600	EUR	246,946	JPM	8/3/2022	1,192
USD	37,267	EUR	36,308	JPM	8/3/2022	157
USD	492,094	EUR	479,324	MS	8/3/2022	2,168
USD	3,503,119	EUR	3,342,527	SCB	8/3/2022	86,658
USD	140,222	EUR	130,000	JPM	9/6/2022	7,033
USD	92,236	EUR	90,000	JPM	9/6/2022	29
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	2,938,510	EUR	2,729,535	SCB	9/6/2022	$142,033
USD	2,673,525	EUR	2,535,202	MS	9/22/2022	73,178
USD	1,234,085	EUR	1,201,784	MS	9/22/2022	1,420
HUF	118,036,031	EUR	287,472	BCB	8/31/2022	1,878
HUF	128,518,073	EUR	304,350	JPM	8/31/2022	10,904
HUF	54,759,748	EUR	132,511	JPM	8/31/2022	1,746
HUF	116,383,325	EUR	283,827	MS	8/31/2022	1,463
IDR	1,895,224,022	USD	126,024	MS	8/29/2022	1,762
IDR	969,035,432	USD	65,247	MS	8/29/2022	90
IDR	7,943,971,303	USD	527,025	HSBC	9/21/2022	7,958
IDR	866,254,253	USD	57,704	SCB	9/21/2022	633
USD	1,987,492	IDR	29,266,218,178	CITI	8/29/2022	14,211
ILS	1,694,076	USD	481,484	GSI	8/3/2022	16,924
USD	354,098	INR	27,875,853	CITI	9/21/2022	4,286
USD	331,462	INR	26,162,612	GSI	9/27/2022	3,349
USD	323,938	KRW	420,306,454	HSBC	8/5/2022	866
USD	320,496	KRW	416,574,475	CITI	8/11/2022	897
USD	324,346	KRW	420,306,454	HSBC	9/2/2022	1,790
MXN	5,618,110	USD	265,800	CITI	9/21/2022	7,267
MXN	2,388,171	USD	114,058	MS	9/21/2022	2,019
MXN	9,751,203	USD	465,601	SSB	9/21/2022	8,355
USD	483,405	MXN	9,835,468	MS	8/3/2022	1,019
USD	463,954	MXN	9,449,019	MS	8/3/2022	521
USD	1,072,636	MXN	21,433,090	GSI	9/21/2022	30,882
USD	234,287	MXN	4,759,536	HSBC	9/21/2022	2,950
USD	173,994	MXN	3,576,032	HSBC	9/21/2022	181
USD	312	MXN	6,304	HSBC	9/21/2022	5
USD	166,790	MXN	3,414,249	JPM	9/21/2022	840
USD	40,221	MXN	822,530	JPM	9/21/2022	242
USD	237,280	MYR	1,055,660	JPM	8/24/2022	147
USD	196,163	MYR	864,704	SCB	8/24/2022	1,923
USD	125,860	MYR	553,090	SCB	8/24/2022	1,619
USD	184,945	MYR	818,401	SCB	8/24/2022	1,107
USD	290,323	PEN	1,097,739	CITI	9/21/2022	12,394
PLN	1,525,926	EUR	313,671	CITI	9/21/2022	4,447
PLN	1,518,923	EUR	312,659	GSI	9/21/2022	3,988
PLN	873,238	EUR	179,319	GSI	9/21/2022	2,735
PLN	4,110,222	EUR	845,728	HSBC	9/21/2022	11,131
RON	2,235,174	EUR	451,925	JPM	8/10/2022	569
RON	1,030,546	EUR	203,369	BCB	9/21/2022	3,434
RON	430,284	EUR	85,295	BCB	9/21/2022	1,042
RON	1,486,836	EUR	290,512	CITI	9/21/2022	7,931
RON	362,386	EUR	70,076	CITI	9/21/2022	2,682
RON	816,045	EUR	161,090	GSI	9/21/2022	2,668
RON	546,995	EUR	107,988	GSI	9/21/2022	1,778
RON	356,849	EUR	70,342	GSI	9/21/2022	1,270
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RON	815,144	EUR	161,072	JPM	9/21/2022	$2,500
RON	502,097	EUR	98,848	JPM	9/21/2022	1,916
RSD	7,128,050	EUR	59,985	JPM	10/27/2022	472
SGD	709,146	USD	504,309	JPM	8/15/2022	9,056
SGD	496,268	USD	356,665	HSBC	8/22/2022	2,599
THB	10,623,149	USD	287,968	JPM	8/22/2022	1,038
USD	307,544	THB	11,255,257	BNP	8/22/2022	1,341
USD	119,815	THB	4,378,495	SCB	9/8/2022	560
USD	59,790	THB	2,182,747	GSI	9/19/2022	295
USD	59,655	THB	2,182,747	JPM	9/19/2022	160
USD	117,982	THB	4,255,610	CITI	9/21/2022	1,972
USD	60,837	THB	2,200,960	GSI	9/21/2022	838
USD	84,517	THB	3,086,672	MS	9/21/2022	373
USD	321,872	TWD	9,577,300	CITI	8/11/2022	2,585
USD	268,816	TWD	8,011,577	CITI	8/15/2022	1,699
USD	295,415	TWD	8,820,277	SCB	8/18/2022	1,312
USD	271,345	TWD	8,087,711	JPM	8/22/2022	1,640
USD	180,490	TWD	5,397,937	MS	9/8/2022	382
USD	59,841	TWD	1,787,716	CITI	9/19/2022	163
USD	59,891	TWD	1,787,717	SCB	9/19/2022	213
USD	1,296,162	ZAR	20,006,633	GSI	8/10/2022	93,598
USD	473,444	ZAR	7,299,860	JPM	8/10/2022	34,662
USD	334,323	ZAR	5,393,969	CITI	9/21/2022	11,584
USD	315,209	ZAR	5,118,328	CITI	9/21/2022	8,962
USD	292,912	ZAR	4,862,060	CITI	9/21/2022	1,998
USD	333,344	ZAR	5,132,899	HSBC	9/21/2022	26,226
USD	167,665	ZAR	2,608,688	HSBC	9/21/2022	11,578
USD	198,806	ZAR	3,214,347	HSBC	9/21/2022	6,481
USD	149,933	ZAR	2,408,910	MS	9/21/2022	5,800
USD	81,084	ZAR	1,330,619	MS	9/21/2022	1,468
ZAR	6,072,833	USD	359,778	GSI	9/21/2022	3,580
ZAR	4,715,507	USD	279,324	JPM	9/21/2022	2,821
ZAR	3,530,400	USD	206,287	MS	9/21/2022	4,948
ZAR	1,973,911	USD	115,428	MS	9/21/2022	2,678
Total unrealized appreciation						$1,570,741
BRL	690,682	USD	133,762	JPM	8/2/2022	(274)
USD	319,565	BRL	1,705,521	CITI	8/2/2022	(10,061)
USD	517,160	BRL	2,690,965	HSBC	8/2/2022	(2,924)
USD	108,980	BRL	565,433	JPM	8/2/2022	(301)
USD	133,120	BRL	690,682	JPM	8/2/2022	(368)
USD	3,152,061	BRL	16,354,153	JPM	8/2/2022	(8,712)
USD	114,616	BRL	626,200	GSI	9/2/2022	(5,281)
USD	176,999	BRL	961,091	GSI	9/2/2022	(7,019)
USD	462,175	BRL	2,490,109	JPM	9/2/2022	(14,601)
USD	311,264	BRL	1,710,264	JPM	9/2/2022	(16,197)
USD	211,997	BRL	1,118,164	GSI	10/4/2022	(403)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	2,941,945	BRL	16,354,153	JPM	10/4/2022	$(164,603)
CLP	737,238,472	USD	880,974	CITI	9/21/2022	(69,999)
CLP	73,281,148	USD	82,476	HSBC	9/21/2022	(1,865)
USD	88,150	CLP	89,825,085	SSB	8/3/2022	(11,516)
USD	142,963	CLP	133,412,698	HSBC	9/21/2022	(3,793)
CNH	18,826,527	USD	2,812,213	MS	8/10/2022	(23,113)
USD	322,172	CNH	2,174,654	SCB	8/22/2022	(59)
USD	480,379	CNH	3,246,977	MS	9/9/2022	(888)
USD	240,164	CNH	1,624,632	GSI	9/19/2022	(680)
USD	240,119	CNH	1,624,632	MS	9/19/2022	(726)
COP	2,028,622,151	USD	480,261	CITI	8/3/2022	(7,139)
COP	534,516,474	USD	130,364	BNP	9/21/2022	(6,770)
COP	251,252,394	USD	61,665	GSI	9/21/2022	(3,569)
USD	395,408	COP	1,825,598,910	CITI	9/21/2022	(26,718)
EGP	2,959,404	USD	153,735	CITI	9/21/2022	(3,158)
EGP	2,959,403	USD	159,537	GSI	9/21/2022	(8,960)
USD	308,109	EGP	6,069,742	MS	9/21/2022	(725)
USD	400,384	EGP	7,999,680	JPM	10/18/2022	(672)
EUR	625,755	CZK	15,755,254	CITI	9/21/2022	(8,148)
EUR	267,347	CZK	6,750,969	GSI	9/21/2022	(4,294)
EUR	625,457	CZK	15,755,254	JPM	9/21/2022	(8,454)
EUR	305,852	HUF	125,777,990	GSI	8/31/2022	(2,488)
EUR	473,429	HUF	195,228,909	GSI	8/31/2022	(5,199)
EUR	311,780	HUF	129,279,762	MS	8/31/2022	(5,207)
EUR	305,853	HUF	127,158,207	MS	8/31/2022	(5,952)
EUR	193,029	PLN	934,834	BNP	9/21/2022	(1,839)
EUR	292,072	PLN	1,402,642	GSI	9/21/2022	(248)
EUR	306,455	PLN	1,479,221	JPM	9/21/2022	(1,865)
EUR	179,649	RON	900,606	GSI	9/21/2022	(1,030)
EUR	67,393	RON	342,279	GSI	9/21/2022	(1,297)
EUR	84,401	USD	88,466	JPM	8/3/2022	(2,198)
EUR	510,653	USD	524,173	JPM	8/3/2022	(2,225)
EUR	4,133,227	USD	4,386,852	JPM	8/3/2022	(162,201)
EUR	510,000	USD	533,706	JPM	9/6/2022	(11,198)
EUR	60,000	USD	61,641	SCB	9/6/2022	(170)
USD	317,221	EUR	313,865	CITI	8/3/2022	(3,586)
USD	149,549	EUR	149,103	JPM	8/3/2022	(2,852)
USD	508,868	EUR	501,708	JPM	8/3/2022	(3,937)
USD	4,166,332	EUR	4,104,619	JPM	8/3/2022	(29,078)
USD	293,441	EUR	288,469	BCB	9/6/2022	(2,102)
USD	294,969	EUR	288,469	CITI	9/6/2022	(575)
USD	60,147	GHS	571,395	JPM	2/9/2023	(2,120)
HUF	34,752,040	EUR	85,769	BNP	8/31/2022	(606)
HUF	126,345,543	EUR	316,279	CITI	8/31/2022	(6,765)
HUF	128,056,523	EUR	320,855	CITI	8/31/2022	(7,157)
HUF	254,488,450	EUR	625,460	GSI	8/31/2022	(1,750)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HUF	152,234,443	EUR	375,787	GSI	8/31/2022	$(2,725)
HUF	115,092,430	EUR	286,122	GSI	8/31/2022	(4,127)
IDR	40,884,380,719	USD	2,813,733	CITI	8/29/2022	(57,095)
IDR	2,779,958,727	USD	187,924	GSI	8/29/2022	(485)
IDR	2,693,216,776	USD	184,644	JPM	8/29/2022	(3,053)
USD	215,013	IDR	3,222,619,038	JPM	8/29/2022	(2,272)
USD	61,085	IDR	918,709,217	MS	8/29/2022	(859)
USD	169,018	IDR	2,553,019,972	SCB	8/29/2022	(3,120)
ILS	359,709	USD	108,407	GSI	8/30/2022	(2,422)
USD	749,730	ILS	2,557,958	GSI	8/30/2022	(3,946)
USD	619,660	ILS	2,133,178	GSI	8/30/2022	(8,859)
KRW	420,306,454	USD	324,210	HSBC	8/5/2022	(1,139)
USD	298,293	KRW	394,213,532	GSI	9/8/2022	(4,264)
MXN	2,532,969	USD	124,069	DB	9/21/2022	(954)
MXN	5,999,768	USD	291,658	JPM	9/21/2022	(39)
USD	469,718	MXN	9,592,186	CITI	8/3/2022	(736)
USD	467,369	MXN	9,592,185	GSI	8/3/2022	(3,086)
USD	172,441	MXN	3,600,342	BNP	9/21/2022	(2,553)
USD	433,786	MXN	8,928,475	GSI	9/21/2022	(182)
USD	156,339	MXN	3,304,267	GSI	9/21/2022	(4,264)
USD	375,140	MXN	7,817,963	MS	9/21/2022	(4,852)
MYR	335,804	USD	75,433	JPM	8/24/2022	(1)
MYR	402,254	USD	91,351	JPM	8/24/2022	(992)
MYR	1,897,320	USD	431,405	JPM	8/24/2022	(5,209)
MYR	332,208	USD	75,052	SCB	8/24/2022	(427)
MYR	1,509,097	USD	342,780	SCB	8/24/2022	(3,791)
PEN	1,448,849	USD	367,915	GSI	9/21/2022	(1,091)
USD	341,695	PEN	1,361,997	JPM	9/21/2022	(3,139)
USD	470,763	PHP	26,595,767	MS	8/19/2022	(9,230)
PLN	2,718,090	EUR	580,630	GSI	9/21/2022	(14,536)
PLN	7,091,969	EUR	1,516,748	GSI	9/21/2022	(39,756)
PLN	688,241	EUR	143,900	HSBC	9/21/2022	(481)
PLN	982,969	EUR	204,886	JPM	9/21/2022	(33)
USD	675,262	RUB	48,922,760	GSI	10/25/2022	(31,965)
USD	289,803	SGD	403,922	JPM	8/22/2022	(2,609)
THB	1,406,405	USD	40,972	CITI	9/21/2022	(2,633)
THB	5,494,088	USD	152,915	CITI	9/21/2022	(3,144)
THB	6,897,185	USD	194,891	GSI	9/21/2022	(6,871)
THB	4,514,422	USD	130,095	GSI	9/21/2022	(7,030)
THB	21,122,343	USD	610,561	GSI	9/21/2022	(34,758)
THB	28,703,289	USD	815,128	JPM	9/21/2022	(32,665)
USD	656,548	TRY	13,018,495	BCB	9/21/2022	(25,547)
USD	344,296	TRY	6,829,113	JPM	9/21/2022	(13,511)
USD	62,443	VND	1,463,298,503	GSI	8/8/2022	(228)
VND	8,629,239,038	USD	369,624	GSI	8/8/2022	(41)
USD	296,897	ZAR	5,132,566	MS	9/9/2022	(10,587)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	150,280	ZAR	2,601,884	JPM	9/19/2022	$(5,432)
USD	150,616	ZAR	2,601,883	MS	9/19/2022	(5,096)
USD	83,860	ZAR	1,440,553	BNP	9/21/2022	(2,333)
USD	176,389	ZAR	3,033,502	BNP	9/21/2022	(5,116)
USD	312,211	ZAR	5,244,483	CITI	9/21/2022	(1,584)
USD	258,693	ZAR	4,368,979	GSI	9/21/2022	(2,718)
USD	177,977	ZAR	3,045,825	GSI	9/21/2022	(4,265)
USD	83,560	ZAR	1,400,011	HSBC	9/21/2022	(207)
USD	31,756	ZAR	539,131	MS	9/21/2022	(502)
ZAR	27,306,493	USD	1,740,136	SCB	8/10/2022	(98,791)
ZAR	3,212,309	USD	199,358	BNP	9/21/2022	(7,155)
ZAR	4,250,078	USD	263,706	CITI	9/21/2022	(9,410)
ZAR	4,793,166	USD	296,661	GSI	9/21/2022	(9,870)
ZAR	1,157,398	USD	70,011	JPM	9/21/2022	(760)
ZAR	5,081,083	USD	312,558	MS	9/21/2022	(8,539)
Total unrealized depreciation						$(1,208,720)
Total net unrealized appreciation						$362,021
Credit default swap contracts (“credit default swaps”)
At July 31, 2022, the Fund had outstanding credit default swaps as follows:
OTC Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	CDX Emerging Markets Index, Ser. 37 V.1	USD	390,404	1.00%	3M	6/20/2027	$44,819	$(7,990)	$(456)	$36,373
JPM	CDX Emerging Markets Index, Ser. 37 V.1	USD	399,596	1.00%	3M	6/20/2027	$41,198	(3,503)	(466)	37,229
JPM	CDX Emerging Markets Index, Ser. 37 V.1	USD	710,000	1.00%	3M	6/20/2027	$82,502	(15,525)	(828)	66,149
Total							$168,519	$(27,018)	$(1,750)	$139,751

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 37 V.1	USD	4,435,254	1.00%	3M	6/20/2027	$433,246	$(14,037)	$(5,051)	$414,158
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	China Government International Bond	USD	5,284,313	1.00%	3M	6/20/2027	$(36,374)	$(27,651)	$(6,018)	$(70,043)
Total							$396,872	$(41,688)	$(11,069)	$344,115

Interest rate swap contracts (“interest rate swaps”)
At July 31, 2022, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	6,166,500	Pay	1D CETIP	5.36%	T/T	1/2/2023	$(43,594)	$(252)	$(43,846)
CME	BRL	1,114,953	Pay	1D CETIP	5.66%	T/T	1/2/2023	(7,711)	2,135	(5,576)
CME	BRL	2,048,651	Pay	1D CETIP	6.23%	T/T	1/2/2023	(13,101)	7,898	(5,203)
CME	BRL	1,792,047	Pay	1D CETIP	6.61%	T/T	1/2/2023	(10,968)	10,384	(584)
CME	BRL	2,429,009	Pay	1D CETIP	6.77%	T/T	1/2/2023	(14,574)	15,930	1,356
CME	BRL	588,077	Pay	1D CETIP	9.26%	T/T	1/2/2023	16,203	21,803	38,006
CME	BRL	6,050,785	Pay	1D CETIP	4.84%	T/T	1/2/2024	(135,330)	(29,357)	(164,687)
CME	BRL	2,841,304	Pay	1D CETIP	4.99%	T/T	1/2/2024	(61,662)	(17,753)	(79,415)
CME	BRL	1,540,849	Pay	1D CETIP	5.72%	T/T	1/2/2024	(31,110)	(4,396)	(35,506)
CME	BRL	3,300,564	Pay	1D CETIP	5.76%	T/T	1/2/2024	(68,145)	3,873	(64,272)
CME	BRL	2,433,475	Pay	1D CETIP	5.97%	T/T	1/2/2024	(47,542)	(5,823)	(53,365)
CME	BRL	1,838,229	Pay	1D CETIP	6.50%	T/T	1/2/2024	(34,934)	9,471	(25,463)
CME	BRL	4,964,102	Pay	1D CETIP	7.45%	T/T	1/2/2024	(76,861)	(12,829)	(89,690)
CME	BRL	3,065,530	Pay	1D CETIP	11.53%	T/T	1/2/2024	(4,292)	(823)	(5,115)
CME	BRL	20,460	Pay	1D CETIP	11.66%	T/T	1/2/2024	(89)	(3)	(92)
CME	BRL	3,843,874	Pay	1D CETIP	5.65%	T/T	1/2/2025	(122,687)	292	(122,395)
CME	BRL	1,325,330	Pay	1D CETIP	6.46%	T/T	1/2/2025	(38,376)	5,860	(32,516)
CME	BRL	1,240,652	Pay	1D CETIP	6.82%	T/T	1/2/2025	(34,104)	7,650	(26,454)
CME	BRL	7,302,260	Pay	1D CETIP	7.73%	T/T	1/2/2025	(162,337)	(7,418)	(169,755)
CME	BRL	947,033	Pay	1D CETIP	6.23%	T/T	1/4/2027	(48,389)	1,824	(46,565)
CME	BRL	3,740,600	Receive	1D CETIP	12.23%	T/T	1/4/2027	(8,279)	(261)	(8,540)
CME	BRL	2,306,196	Receive	1D CETIP	12.74%	T/T	1/2/2029	3,016	(111)	2,905
CME	CLP	461,569,272	Receive	1D CLICP	7.51%	6M/6M	4/13/2025	(96,743)	(99)	(96,842)
CME	CLP	538,832,146	Pay	1D CLICP	1.36%	6M/6M	6/17/2025	(107,139)	(3,718)	(110,857)
CME	CLP	756,242,798	Pay	1D CLICP	2.26%	6M/6M	3/16/2026	(144,860)	(12,348)	(157,208)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	6M/6M	6/5/2030	51,852	1,319	53,171
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	6M/6M	8/24/2030	(50,391)	(2,943)	(53,334)
LCH	CNY	7,400,000	Pay	7D CNRR007	2.36%	3M/3M	1/18/2027	(1,878)	331	(1,547)
CME	COP	3,549,606,043	Receive	1D IBRCOL	8.37%	3M/3M	4/13/2024	18,335	(542)	17,793
CME	COP	547,071,621	Receive	1D IBRCOL	6.40%	3M/3M	1/6/2027	12,847	69	12,916
CME	COP	82,908,573	Receive	1D IBRCOL	6.45%	3M/3M	1/7/2027	1,909	9	1,918
CME	COP	4,741,235,780	Receive	1D IBRCOL	7.14%	3M/3M	1/31/2027	81,679	(5)	81,674
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	CZK	86,088,546	Pay	6M PRIBOR	3.76%	1Y/6M	11/22/2023	$(147,283)	$50,432	$(96,851)
LCH	HUF	62,047,957	Pay	6M BUBOR	7.61%	1Y/6M	3/31/2024	(11,506)	383	(11,123)
LCH	HUF	625,065,640	Pay	6M BUBOR	7.51%	1Y/6M	4/4/2024	(123,936)	3,145	(120,791)
LCH	HUF	543,815,306	Receive	6M BUBOR	10.65%	1Y/6M	7/7/2024	40,306	(1,206)	39,100
LCH	HUF	57,406,868	Pay	6M BUBOR	3.31%	1Y/6M	10/4/2031	(43,464)	693	(42,771)
LCH	HUF	124,720,163	Pay	6M BUBOR	3.69%	1Y/6M	11/11/2031	(86,085)	3,247	(82,838)
LCH	INR	400,000,000	Pay	6M MIBOR	5.74%	1Y/1Y	1/20/2024	(34,631)	(7,646)	(42,277)
LCH	INR	73,300,000	Receive	6M MIBOR	5.15%	6M/6M	8/27/2026	38,060	(2,748)	35,312
LCH	INR	93,000,000	Receive	6M MIBOR	5.15%	6M/6M	9/2/2026	48,383	(12,967)	35,416
LCH	INR	73,000,000	Receive	6M MIBOR	7.01%	6M/6M	5/17/2027	(27,005)	(3,988)	(30,993)
LCH	INR	25,000,000	Receive	6M MIBOR	6.83%	6M/6M	7/6/2027	(6,874)	(40)	(6,914)
CME	MXN	25,500,000	Pay	28D TIIE	8.84%	28D/28D	5/29/2025	12,552	109	12,661
CME	MXN	10,964,660	Pay	28D TIIE	5.83%	28D/28D	4/6/2026	(42,780)	(923)	(43,703)
CME	MXN	6,685,611	Pay	28D TIIE	7.51%	28D/28D	4/20/2027	(8,642)	(60)	(8,702)
CME	MXN	20,000,000	Pay	28D TIIE	8.58%	28D/28D	5/27/2027	18,061	57	18,118
CME	MXN	7,645,431	Receive	28D TIIE	6.92%	28D/28D	8/31/2029	24,508	197	24,705
CME	MXN	7,282,589	Receive	28D TIIE	7.35%	28D/28D	11/10/2031	18,704	191	18,895
CME	MXN	9,063,869	Receive	28D TIIE	7.38%	28D/28D	11/10/2031	22,393	228	22,621
LCH	PLN	1,570,225	Receive	6M WIBOR	5.39%	1Y/6M	3/28/2027	3,328	(608)	2,720
LCH	PLN	1,359,319	Receive	6M WIBOR	7.28%	1Y/6M	6/24/2027	(19,469)	(12)	(19,481)
LCH	PLN	1,570,225	Pay	6M WIBOR	6.50%	1Y/6M	7/7/2027	11,596	(206)	11,390
LCH	TWD	18,000,000	Receive	3M TAIBOR	1.26%	3M/3M	7/18/2027	5,752	71	5,823
Total								$(1,487,287)	$18,516	$(1,468,771)
At July 31, 2022, the Fund had $1,597,449 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
Over-the-counter interest rate swaps

Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL	1,000,000	Pay	1D CETIP	11.99%	T/T	1/2/2023	$(2,834)	$96,382	$93,548
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	(31,991)	(98)	(32,089)
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(26,958)	(215)	(27,173)
Total								$(61,783)	$96,069	$34,286
At July 31, 2022, the Fund had cash collateral of $130,000 deposited in a segregated account for Citibank, N.A. and received cash collateral of $260,000 and $10,000 from Goldman Sachs International and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over-the-counter derivatives.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$37,057,224	$—	$37,057,224
Foreign Government Securities#	—	75,090,536	—	75,090,536
Short-Term Investments	—	6,156,991	—	6,156,991
Total Investments	$—	$118,304,751	$—	$118,304,751

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$84,395	$—	$—	$84,395
Liabilities	(224,701)	—	—	(224,701)
Forward FX Contracts@
Assets	—	1,570,741	—	1,570,741
Liabilities	—	(1,208,720)	—	(1,208,720)
Swaps
Assets	—	1,083,957	—	1,083,957
Liabilities	—	(2,034,576)	—	(2,034,576)
Total	$(140,306)	$(588,598)	$—	$(728,904)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
Asset-Backed Securities 2.7%
$ 1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M CME Term SOFR + 7.20%), 9.53%, due 10/15/2034	$ 905,841(a)(b)(c)
1,000,000	AGL Static CLO 18 Ltd., Ser. 2022-18A, Class F, (3M CME Term SOFR + 8.25%), 9.37%, due 4/21/2031	887,768(a)(b)(c)
1,000,000	Aimco CLO 12 Ltd., Ser. 2020-12A, Class ER, (3M SOFR + 6.10%), 8.58%, due 1/17/2032	873,170(a)(b)(c)
1,000,000	ARES LII CLO Ltd., Ser. 2019-52A, Class ER, (3M USD LIBOR + 6.45%), 9.21%, due 4/22/2031	864,241(a)(b)(c)
1,000,000	Ares LVI CLO Ltd., Ser. 2020-56A, Class ER, (3M USD LIBOR + 6.50%), 9.28%, due 10/25/2034	883,623(a)(b)(c)
1,000,000	Barings CLO Ltd., Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 8.46%, due 7/20/2029	839,971(a)(b)(c)
1,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 8.92%, due 10/15/2030	856,549(a)(b)(c)
500,000	Dryden 49 Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 9.04%, due 7/18/2030	433,020(a)(b)(c)
1,000,000	Dryden 80 CLO Ltd., Ser. 2019-80A, Class ER, (3M SOFR + 6.40%), 8.88%, due 1/17/2033	887,235(a)(b)(c)
500,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 7.31%, due 5/15/2030	449,391(a)(b)(c)
500,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 9.16%, due 10/15/2030	421,287(a)(b)(c)
1,250,000	Magnetite XIX Ltd., Ser. 2017-19A, Class FR, (3M USD LIBOR + 8.77%), 11.51%, due 4/17/2034	1,074,696(a)(b)(c)
385,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 7.98%, due 7/25/2031	324,780(a)(b)(c)
1,400,000	Palmer Square Loan Funding Ltd., Ser. 2022-1A, Class D, (3M SOFR + 5.00%), 7.33%, due 4/15/2030	1,187,627(a)(b)(c)
1,000,000	Parallel Ltd., Ser. 2020-1A, Class DR, (3M USD LIBOR + 6.50%), 9.21%, due 7/20/2034	876,265(a)(b)(c)
800,000	Stratus CLO Ltd., Ser. 2021-3A, Class F, (3M USD LIBOR + 7.70%), 10.41%, due 12/29/2029	672,859(a)(b)(c)
1,250,000	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER3, (3M SOFR + 6.25%), 8.73%, due 1/17/2032	1,115,395(a)(b)(c)
Total Asset-Backed Securities (Cost $15,488,185)		13,553,718

Corporate Bonds 6.1%
Air Transportation 0.1%
670,000	American Airlines, Inc., 11.75%, due 7/15/2025	743,700(a)
Chemicals 0.4%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	347,508(a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,091,717(a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	660,675(a)
2,099,900
Commercial Services 0.2%
1,170,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 8/31/2027	1,067,063(a)
Computers 0.2%
855,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, due 6/1/2025	851,982(a)
Containers & Glass Products 0.1%
745,000	BWAY Holding Co., 5.50%, due 4/15/2024	736,891(a)
Diversified Financial Services 0.1%
915,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	704,550(a)(d)
Engineering & Construction 0.1%
635,000	Powerteam Services LLC, 9.03%, due 12/4/2025	515,937(a)
Entertainment 0.2%
765,000	Scientific Games Int'l, Inc., 7.00%, due 5/15/2028	778,166(a)
Food Service 0.2%
845,000	Aramark Services, Inc., 6.38%, due 5/1/2025	846,555(a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Forestry & Paper 0.1%
$ 545,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	$441,820(a)
Gaming 0.2%
915,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 7/1/2025	915,137(a)
Healthcare - Services 0.2%
1,280,000	CHS/Community Health Systems, Inc., 8.00%, due 3/15/2026	1,222,400(a)
Investments & Misc. Financial Services 0.1%
478,678	Brock Holdings Notes 2022, 15.00%, due 1/24/2024	478,678#(b)(e)
Machinery 0.2%
870,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	835,200(a)
Media 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	286,234(a)
944,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	842,046(a)
515,000	DISH DBS Corp., 5.25%, due 12/1/2026	445,475(a)
1,573,755
Media Content 0.3%
1,735,000	Banijay Entertainment SASU, 5.38%, due 3/1/2025	1,655,584(a)
Packaging 0.3%
805,000	Trident TPI Holdings, Inc., 6.63%, due 11/1/2025	706,387(a)
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	768,300(a)
1,474,687
Pipelines 0.3%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	632,873
975,000	Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, due 6/15/2024	937,498
1,570,371
Recreation & Travel 0.6%
855,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	860,878(a)
700,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	643,300(a)
1,470,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	1,449,773(a)
2,953,951
REITS 0.2%
770,000	XHR L.P., 6.38%, due 8/15/2025	775,475(a)
Restaurants 0.1%
800,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	721,096(a)
Retail 0.3%
eG Global Finance PLC
1,210,000	6.75%, due 2/7/2025	1,157,849(a)
415,000	8.50%, due 10/30/2025	406,393(a)
1,564,242
Software 0.1%
605,000	Rackspace Technology Global, Inc., 3.50%, due 2/15/2028	500,016(a)
Support - Services 0.4%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	237,721(a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Support - Services – cont'd
$ 700,000	Garda World Security Corp., 4.63%, due 2/15/2027	$ 631,505(a)
1,020,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,005,975(a)
		1,875,201
Telecom - Wireline Integrated & Services 0.5%
830,000	Altice France SA, 5.50%, due 1/15/2028	731,836(a)
	Iliad Holding SASU
1,640,000	6.50%, due 10/15/2026	1,574,154(a)
230,000	7.00%, due 10/15/2028	220,767(a)
		2,526,757
Telecommunications 0.3%
680,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, due 10/1/2026	665,060(a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	458,240(a)
540,000	Frontier Communications Corp., 8.75%, due 5/15/2030	573,421(a)
		1,696,721
Total Corporate Bonds (Cost $33,028,334)		31,125,835

Loan Assignments(c) 83.3%
Aerospace & Defense 2.9%
425,127	AI Convoy (Luxembourg) S.a.r.l, Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 5.05% – 5.17%, due 1/18/2027	409,627(f)
2,795,000	Amentum Government Services Holdings LLC, Term Loan, (3M SOFR + 4.00%), 4.78% – 5.60%, due 2/15/2029	2,705,029(f)
2,135,000	Brown Group Holding, LLC, Term Loan B2, (1M CME Term SOFR + 3.75%), 6.33% , due 7/2/2029	2,087,411
1,270,000	Cobham Ultra SeniorCo S.a.r.l., Term Loan B, (1M USD LIBOR + 3.75%) , due 11/17/2028	1,216,825(g)(h)
485,000	KKR Apple Bidco, LLC, Second Lien Term Loan, (1M USD LIBOR + 5.75%), 8.12% , due 9/21/2029	463,985
443,167	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 7.37% , due 9/21/2026	429,872(b)
	Peraton Corp.
2,650,767	Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 2/1/2028	2,572,914
1,604,311	Second Lien Term Loan B1, (1M USD LIBOR + 7.75%), 9.71% , due 2/1/2029	1,493,020
1,620,000	Propulsion (BC) Finco S.a.r.l., Term Loan, (SOFR + 4.00%) , due 2/10/2029	1,555,200(b)(g)(h)
971,720	Spirit Aerosystems, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 1/15/2025	951,314
633,985	TransDigm, Inc., Term Loan F, (1M USD LIBOR + 2.25%), 4.62% , due 12/9/2025	614,769
		14,499,966
Air Transport 1.5%
1,670,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 7.46% , due 4/20/2028	1,642,862
1,945,000	Air Canada, Term Loan B, (3M USD LIBOR + 3.50%), 4.25% , due 8/11/2028	1,869,281
1,492,767	American Airlines, Inc., Term Loan B, (3M USD LIBOR + 1.75%), 4.05% , due 6/27/2025	1,363,389
230,000	Mileage Plus Holdings LLC, Term Loan B, (3M USD LIBOR + 5.25%), 7.31% , due 6/21/2027	231,677
360,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 6.46% , due 10/20/2027	363,330
2,479,060	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.53% , due 4/21/2028	2,381,757
		7,852,296
Airlines 0.1%
628,425	Echo Global Logistics, Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.87%, due 11/23/2028	586,270
Auto Parts & Equipment 0.5%
1,500,000	BBB Industries LLC, Term Loan, (3M CME Term SOFR + 5.25%), 7.81% , due 7/25/2029	1,382,505
1,381,538	DexKo Global Inc., Term Loan B, (3M USD LIBOR + 3.75%), 5.98% , due 10/4/2028	1,243,384
		2,625,889
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Automotive 1.6%
$ 1,702,800	American Trailer World Corp., Term Loan B, (1M SOFR + 3.75%), 6.18% , due 3/3/2028	$ 1,469,618
653,864	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.62% , due 12/12/2025	637,243
	First Brands Group, LLC
2,308,247	Term Loan, (3M CME Term SOFR + 5.00%), 8.37% , due 3/30/2027	2,191,681
898,663	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 11.87% , due 3/30/2028	850,360
	Safe Fleet Holdings LLC
488,848	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 8.88% , due 2/2/2026	457,073
1,411,463	Term Loan, (1M CME Term SOFR + 3.75%), 6.00% , due 2/23/2029	1,331,630
533,453	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 5.37% , due 10/1/2025	523,851
840,167	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 5.37% , due 2/5/2026	804,460
		8,265,916
Beverage & Tobacco 0.1%
555,161	Triton Water Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 5.75%, due 3/31/2028	490,974
Building & Development 1.8%
562,996	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 5.25% , due 4/12/2028	479,110
427,362	MI Windows and Doors, LLC, Term Loan, (1M CME Term SOFR + 3.50%), 5.93% , due 12/18/2027	411,738
617,188	Potters Industries, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 12/14/2027	588,643
	SRS Distribution, Inc.
1,507,425	Term Loan, (3M CME Term SOFR + 3.50%), 6.18% , due 6/2/2028	1,433,621
1,143,450	Term Loan B, (3M USD LIBOR + 3.50%), 6.31% , due 6/2/2028	1,087,707
	Tecta America Corp.
1,039,500	Term Loan, (1M USD LIBOR + 4.25%), 6.62% , due 4/10/2028	975,394
835,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 10.87% , due 4/9/2029	809,950(b)
1,691,562	White Cap Buyer LLC, Term Loan B, (1M SOFR + 3.75%), 6.08% , due 10/19/2027	1,612,972
2,030,016	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.25%), 5.51% , due 12/31/2026	1,877,765
		9,276,900
Building Materials 2.1%
2,671,575	Chamberlain Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 11/3/2028	2,482,347
1,650,863	FloWorks International LLC, Term Loan B, (3M CME Term SOFR + 5.75%), 8.48% , due 12/27/2028	1,543,557
	Icebox Holdco III, Inc.
590,948	First Lien Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 12/22/2028	551,502
655,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 9.00% , due 12/21/2029	612,425(b)
2,205,000	Oscar AcquisitionCo, LLC, Term Loan B, (3M CME Term SOFR + 4.50%), 6.11% , due 4/29/2029	1,999,670
3,010,000	Solis IV BV, Term Loan B1, (3M SOFR + 3.50%), 4.84% , due 2/26/2029	2,677,395
870,625	Vector WP Holdco, Inc., Term Loan B, (1M USD LIBOR + 5.00%), 7.19% , due 10/12/2028	833,623
		10,700,519
Business Equipment & Services 8.0%
3,116,012	Allied Universal Holdco LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 5/12/2028	2,906,803
602,375	AlterDomus, Term Loan B, (3M CME Term SOFR + 3.50%), 5.75% , due 2/17/2028	577,527
950,225	Anticimex International AB, Term Loan B1, (3M USD LIBOR + 3.50%), 5.10% , due 11/16/2028	913,005
2,159,588	APFS Staffing Holdings, Inc., Term Loan, (1M CME Term SOFR + 4.00%, 3M CME Term SOFR + 4.00%), 6.33% – 6.83%, due 12/29/2028	2,094,800(b)(f)
1,862,470	AqGen Island Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 5.81% , due 8/2/2028	1,774,002(b)
1,715,000	BrightView Landscapes, LLC, Term Loan B, (1M CME Term SOFR + 3.25%), 5.58% , due 4/20/2029	1,667,838
2,753,033	Cast and Crew Payroll, LLC, Term Loan, (1M CME Term SOFR + 3.75%), 6.08% , due 12/29/2028	2,667,001
664,719	Constant Contact Inc, Term Loan, (3M USD LIBOR + 4.00%), 6.42% , due 2/10/2028	621,931
	ConvergeOne Holdings, Inc.
2,594,920	Term Loan, (1M USD LIBOR + 5.00%), 7.37% , due 1/4/2026	2,022,740
475,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 10.87% , due 1/4/2027	308,750
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Business Equipment & Services – cont'd
$ 1,984,698	Cyxtera DC Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.00%), 5.79% , due 5/1/2024	$ 1,907,076
2,001,955	Deerfield Dakota Holding, LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 6.08% , due 4/9/2027	1,936,892
951,053	Element Materials Technology Group US Holdings Inc., Term Loan, (3M CME Term SOFR + 4.25%), 6.36% , due 6/22/2029	913,011
2,276,281	Endure Digital Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.29% , due 2/10/2028	2,086,598
741,863	EP Purchaser, LLC, Term Loan B, (3M USD LIBOR + 3.50%), 5.75% , due 11/6/2028	724,555
2,324,708	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 6.47% , due 10/30/2026	2,193,943(g)(h)
940,675	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 6.37% , due 12/1/2027	916,650
660,919	Intrado Corporation, Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 10/10/2024	548,648
2,466,382	Learning Care Group, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 5.62% – 6.06%, due 3/13/2025	2,335,368(f)
	Loire Finco Luxembourg S.a.r.l.
583,204	Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 4/21/2027	546,024
582,662	Term Loan B2, (1M USD LIBOR + 3.75%), 6.12% , due 4/21/2027	546,245
2,151,509	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 11/30/2027	2,066,611
	Refficiency Holdings LLC
1,158,793	Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 12/16/2027	1,093,611
15,391	Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 12/16/2027	14,525
449,232	Service Logic Acquisition, Inc., Term Loan, (2M USD LIBOR + 4.00%, 3M USD LIBOR + 4.00%), 6.59% – 6.81%, due 10/29/2027	427,894(f)
734,450	Summer (BC) Holdco B S.a r.l, Term Loan B2, (3M USD LIBOR + 4.50%), 6.75% , due 12/4/2026	684,875(b)
714,077	Surf Holdings, LLC, Term Loan, (3M USD LIBOR + 3.50%), 5.17% , due 3/5/2027	690,870
1,450,350	System One Holdings, LLC, Term Loan B, (1M CME Term SOFR + 4.10%), 6.43% , due 3/2/2028	1,374,207(b)
1,353,200	Vaco Holdings, LLC, Term Loan, (3M SOFR + 5.00%), 7.20% , due 1/21/2029	1,319,370(b)
1,123,650	WebHelp, Term Loan, (3M CME Term SOFR + 3.75%), 5.29% , due 8/4/2028	1,073,086(b)
417,392	West Corporation, Term Loan B1, (1M USD LIBOR + 3.50%), 5.87% , due 10/10/2024	347,537
1,505,604	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 5.13% , due 5/18/2025	1,440,366
		40,742,359
Cable & Satellite Television 1.7%
2,621,163	Altice France S.A., Term Loan B13, (3M USD LIBOR + 4.00%), 5.41% , due 8/14/2026	2,486,173
1,351,434	CSC Holdings, LLC, Term Loan B1, (1M USD LIBOR + 2.25%), 4.25% , due 7/17/2025	1,300,188
359,542	Eagle Broadband Investments LLC, Term Loan, (3M USD LIBOR + 3.00%), 5.31% , due 11/12/2027	345,160
1,785,625	McGraw-Hill Global Education Holdings, LLC, Term Loan, (6M USD LIBOR + 4.75%), 5.55% , due 7/28/2028	1,689,648
494,778	Numericable Group SA, Term Loan B11, (3M USD LIBOR + 2.75%), 5.56% , due 7/31/2025	461,751
2,671,575	Radiate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 9/25/2026	2,522,795
		8,805,715
Chemicals 1.3%
1,147,125	Caldic B.V., Term Loan B, (3M SOFR + 4.00%), 4.67% , due 2/28/2029	1,043,884(b)
	Olympus Water US Holding Corporation
1,850,700	Term Loan B, (3M USD LIBOR + 3.75%), 6.06% , due 11/9/2028	1,748,338
997,500	Term Loan, (3M CME Term SOFR + 4.50%), 6.65% , due 11/9/2028	964,662
2,285,000	PMHC II, Inc., Term Loan B, (3M CME Term SOFR + 4.25%), 6.98% , due 4/23/2029	1,966,814
	Valcour Packaging LLC
698,250	First Lien Term Loan, (6M USD LIBOR + 3.75%), 5.22% , due 10/4/2028	654,609(b)
525,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 8.47% , due 10/4/2029	446,250(b)
		6,824,557
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals & Plastics 1.4%
$ 812,947	Atotech B.V., Term Loan B, (1M USD LIBOR + 2.50%), 4.87% , due 3/18/2028	$ 803,801
1,250,000	Avient Corporation, Term Loan B, 1.00% , due 7/27/2029	1,218,750(b)(g)(h)
1,012,570	Charter NEX US, Inc., Term Loan, (3M USD LIBOR + 3.75%), 6.56% , due 12/1/2027	970,964
1,842,831	SCIH Salt Holdings, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 6.81% , due 3/16/2027	1,710,387
905,450	Sparta U.S. HoldCo LLC, Term Loan, (1M USD LIBOR + 3.25%), 5.04% , due 8/2/2028	865,456
1,365,800	W.R. Grace & Co.-Conn., Term Loan B, (3M USD LIBOR + 3.75%), 6.06% , due 9/22/2028	1,309,461(g)(h)
		6,878,819
Clothing - Textiles 0.9%
841,500	Birkenstock GmbH & Co. KG, Term Loan B, (6M USD LIBOR + 3.25%), 5.10% , due 4/28/2028	785,751
	S&S Holdings LLC
1,583,945	Term Loan, (3M USD LIBOR + 5.00%), 6.74% , due 3/11/2028	1,496,828
225,000	Second Lien Term Loan, (3M USD LIBOR + 8.75%), 10.49% , due 3/9/2029	213,187(b)
2,424,696	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 12/15/2024	2,300,430(g)(h)
		4,796,196
Commercial Services 0.7%
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3M CME Term SOFR + 6.50%), 8.82% , due 8/31/2029	308,550(b)
1,815,000	R1 RCM, Inc., Term Loan B, (1M CME Term SOFR + 3.00%), 5.33% , due 6/21/2029	1,787,775(b)
1,620,000	Thevelia (US) LLC, Term Loan, (3M SOFR + 4.00%), 6.13% , due 6/18/2029	1,502,550
		3,598,875
Communication Services 0.3%
980,075	AEA International Holdings (Lux) S.a.r.l., Term Loan B, (3M USD LIBOR + 3.75%), 6.06% , due 9/7/2028	950,673(b)
825,850	Foundational Education Group, Inc., First Lien Term Loan, (3M CME Term SOFR + 3.75%), 6.07% , due 8/31/2028	794,880(b)
		1,745,553
Conglomerate 0.2%
618,932	Bright Bidco B.V., Term Loan B, (3M USD LIBOR + 3.50%), 4.77% , due 6/30/2024	236,624(g)(h)
883,325	Conair Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 5/17/2028	747,143
		983,767
Containers & Glass Products 2.1%
795,646	Anchor Packaging, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 7/18/2026	761,337
	Berlin Packaging LLC
538,202	Term Loan B4, (1M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 4.97% – 5.51%, due 3/11/2028	507,928(f)
1,215,813	Term Loan B5, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 5.47% – 6.01%, due 3/11/2028	1,156,031(f)
3,124,776	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.04% , due 4/3/2024	2,983,505
1,313,375	Klockner-Pentaplast of America, Inc., Term Loan B, (6M USD LIBOR + 4.75%), 5.55% , due 2/12/2026	1,155,770
666,605	Spa Holdings 3 Oy, Term Loan B, (3M USD LIBOR + 3.75%), 4.76% , due 2/4/2028	624,388
900,900	Technimark Holdings LLC, Term Loan, (1M USD LIBOR + 3.75%), 5.91% , due 7/9/2029	841,594
668,002	TricorBraun Holdings, Inc., Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 3/3/2028	631,856
	Trident TPI Holdings, Inc.
775,000	Term Loan B1, (3M USD LIBOR + 3.25%), 5.50% , due 10/17/2024	750,301(g)(h)
986,551	Term Loan, (3M USD LIBOR + 4.00%), 6.25% , due 9/15/2028	936,612
87,961	Term Loan, (3M USD LIBOR + 4.00%), 6.25% , due 9/15/2028	83,508
		10,432,830
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Cosmetics - Toiletries 0.3%
$ 1,674,743	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 6.00%, due 10/1/2026	$1,596,248
Diversified Financial Services 0.3%
823,777	Eisner Advisory Group LLC, Term Loan, (1M USD LIBOR + 4.75%), 7.19% , due 7/28/2028	790,825(b)
860,675	Superannuation and Investments US LLC, Term Loan, (1M USD LIBOR + 3.75%), 5.42% , due 12/1/2028	842,928
		1,633,753
Diversified Insurance 1.2%
3,785,747	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 10/1/2027	3,665,853
2,550,961	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), 5.78% – 5.98%, due 4/25/2025	2,491,983(f)
		6,157,836
Ecological Services & Equipment 0.3%
1,398,960	Denali Water Solutions, Term Loan B, (3M USD LIBOR + 4.25%), 6.50%, due 3/27/2028	1,245,074(b)
Electric 0.3%
	Generation Bridge Acquisition, LLC
16,735	Term Loan C, (3M USD LIBOR + 5.00%), 7.25% , due 12/1/2028	16,163
799,249	Term Loan B, (3M USD LIBOR + 5.00%), 7.25% , due 12/1/2028	771,939
	Generation Bridge II, LLC
635,052	Term Loan B, (3M USD LIBOR + 5.00%), 7.25% , due 2/23/2029	621,957
78,356	Term Loan C, (3M USD LIBOR + 5.00%), 7.25% , due 2/23/2029	76,740
		1,486,799
Electrical & Electronics 0.3%
1,677,325	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 7.53%, due 4/27/2028	1,414,539
Electronics - Electrical 10.3%
1,009,800	Ahead DB Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 6.01% , due 10/18/2027	976,800
	Applied Systems, Inc.
968,761	First Lien Term Loan, (3M USD LIBOR + 3.00%), 5.25% , due 9/19/2024	949,870
521,969	Second Lien Term Loan, (3M USD LIBOR + 5.50%), 7.75% , due 9/19/2025	506,868
584,100	AQA Acquisition Holding, Inc., First Lien Term Loan, (1M USD LIBOR + 4.25%), 6.62% , due 3/3/2028	558,300
	Barracuda Networks, Inc.
479,598	First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.98% , due 2/12/2025	476,601
504,795	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 9.56% , due 10/30/2028	504,795(b)
1,962,113	Cloudera, Inc., Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 10/8/2028	1,854,196
1,745,168	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 4/6/2026	1,640,458(b)
	Confluence Technologies, Inc
1,736,275	Term Loan, (3M USD LIBOR + 3.75%), 6.56% , due 7/6/2028	1,640,780(b)
320,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 9.31% , due 7/6/2029	305,600(b)
	Epicor Software Corporation
1,252,138	Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 7/30/2027	1,191,096(g)(h)
90,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 10.12% , due 7/31/2028	88,470
3,007,061	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 6.87% , due 6/13/2024	2,802,401
847,200	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 5.36% , due 3/3/2028	818,302
712,571	Helios Software Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 5.95% , due 3/11/2028	668,485
	Hyland Software, Inc.
1,321,629	First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 7/1/2024	1,294,787
657,283	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 8.62% , due 7/7/2025	635,514
785,063	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 3.50%), 5.65% , due 3/31/2028	759,548
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
	Imprivata, Inc.
$ 375,250	Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 12/1/2027	$ 364,555
1,200,000	Term Loan, (1M CME Term SOFR + 4.25%), 6.58% , due 12/1/2027	1,168,872
1,153,350	Ingram Micro, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 5.75% , due 6/30/2028	1,130,283(b)
	Ivanti Software, Inc.
493,750	Term Loan B, (1M USD LIBOR + 4.00%), 5.61% , due 12/1/2027	417,959
1,320,042	Term Loan B, (3M USD LIBOR + 4.25%), 5.85% , due 12/1/2027	1,123,448
	Maverick Bidco, Inc.
605,463	Term Loan, (3M USD LIBOR + 3.75%), 6.56% , due 5/18/2028	567,621
245,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 9.56% , due 5/18/2029	230,300(b)
5,110,000	McAfee, LLC, Term Loan B, (1W CME Term SOFR + 4.00%), 5.70% , due 3/1/2029	4,869,421
1,226,084	Netsmart Technologies, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 10/1/2027	1,189,301
	Optiv Security, Inc.
2,321,425	First Lien Term Loan, (6M USD LIBOR + 3.25%), 5.33% , due 2/1/2024	2,216,961
280,000	Second Lien Term Loan, (6M USD LIBOR + 7.25%), 8.25% , due 1/31/2025	262,732
2,244,375	Ping Identity Corporation, Term Loan B, (1M SOFR + 3.75%), 6.18% , due 11/22/2028	2,137,767(b)
3,429,582	Polaris Newco LLC, Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 6/2/2028	3,251,895
1,281,531	Project Alpha Intermediate Holding, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.38% , due 4/26/2024	1,246,686
	Proofpoint, Inc.
696,500	First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.82% , due 8/31/2028	667,867
505,000	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 7.82% , due 8/31/2029	485,431
1,214,176	Rackspace Technology Global, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 4.16% , due 2/15/2028	1,113,060
	RealPage, Inc.
1,513,563	First Lien Term Loan, (1M USD LIBOR + 3.00%), 5.37% , due 4/24/2028	1,453,868
500,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 8.87% , due 4/23/2029	479,690
480,000	Redstone Holdco 2 LP, Second Lien Term Loan, (3M USD LIBOR + 7.75%), 10.52% , due 4/27/2029	401,102
459,663	Riverbed Technology, Inc., Term Loan, (3M USD LIBOR + 2.00%, 3M USD LIBOR + 6.00%), 2.00% – 7.63%, due 12/7/2026	210,585(f)
1,431,321	S2P Acquisition Borrower, Inc., Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 8/14/2026	1,359,311
1,177,050	Sabre GLBL, Inc., Term Loan B, (1M CME Term SOFR + 4.25%), 6.68% , due 6/30/2028	1,142,845
605,161	Sovos Compliance, LLC, Term Loan, (1M USD LIBOR + 4.50%), 6.87% , due 8/11/2028	589,021(g)(h)
1,174,100	Storable, Inc., Term Loan B, (1M SOFR + 3.50%, 3M SOFR + 3.50%), 5.55% – 6.08%, due 4/17/2028	1,116,863(f)
1,020,000	Token Buyer, Inc., Term Loan B, (1M CME Term SOFR + 6.00%), 8.43% , due 5/31/2029	928,200(b)
	Ultimate Software Group, Inc. (The)
903,182	Term Loan, (3M USD LIBOR + 3.25%), 5.54% , due 5/4/2026	874,253
1,565,000	Second Lien Term Loan, (3M USD LIBOR + 5.25%), 7.54% , due 5/3/2027	1,495,138
	Vision Solutions, Inc.
878,195	Term Loan, (3M USD LIBOR + 4.00%), 6.78% , due 4/24/2028	809,696
835,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 10.03% , due 4/23/2029	729,581
684,575	Weld North Education, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.13% , due 12/21/2027	662,758
		52,369,941
Entertainment 0.5%
1,000,000	888 Acquisitions Limited, Term Loan B, (1M SOFR + 5.25%) , due 7/8/2028	850,000(g)(h)
995,000	Great Canadian Gaming Corporation, Term Loan, (3M USD LIBOR + 4.00%), 6.10% , due 11/1/2026	962,662
868,438	Herschend Entertainment Company, LLC, Term Loan, (1M USD LIBOR + 3.75%), 6.13% , due 8/27/2028	848,898
		2,661,560
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Equipment Leasing 0.4%
$ 2,144,225	PECF USS Intermediate Holding III Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 6.62%, due 12/15/2028	$1,956,605
Financial Intermediaries 4.0%
1,111,600	Apex Group Treasury LLC, Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 7/27/2028	1,076,863
	AssuredPartners, Inc.
1,272,998	Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 2/12/2027	1,209,348
1,617,950	Term Loan, (1M CME Term SOFR + 3.50%), 5.87% , due 2/12/2027	1,537,053(g)(h)
	Asurion LLC
2,785,000	Second Lien Term Loan B3, (1M USD LIBOR + 5.25%), 7.62% , due 1/31/2028	2,381,175
1,375,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 7.62% , due 1/20/2029	1,174,250
1,885,000	Blackstone Mortgage Trust, Inc., Term Loan B4, (1M CME Term SOFR + 3.50%), 5.83% , due 5/9/2029	1,847,300(b)
502,350	Camelot U.S. Acquisition LLC, Term Loan B, (1M USD LIBOR + 3.00%), 5.37% , due 10/30/2026	488,952
	Edelman Financial Center, LLC
1,425,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 9.12% , due 7/20/2026	1,302,607
1,417,854	Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 4/7/2028	1,344,012(g)(h)
1,400,000	Galaxy US Opco, Inc., Term Loan, (1M CME Term SOFR + 4.75%), 7.08% , due 4/29/2029	1,317,750
1,159,637	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 6.56% , due 9/24/2027	1,099,718
1,077,300	Mediaocean LLC, Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 12/15/2028	1,045,875
1,994,778	Moneygram International, Inc., Term Loan B, (6M USD LIBOR + 4.50%), 6.00% , due 7/21/2026	1,938,685
1,495,000	OEG Borrower, LLC, Term Loan, (3M CME Term SOFR + 5.00%), 6.78% , due 6/18/2029	1,427,725(b)
	Sedgwick Claims Management Services, Inc.
732,350	Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 9/3/2026	710,380
248,488	Term Loan B3, (1M USD LIBOR + 4.25%), 6.62% , due 9/3/2026	241,778
		20,143,471
Food Products 0.3%
442,125	Chobani, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 10/25/2027	411,729
667,317	Sovos Brands Intermediate, Inc., Term Loan, (1M USD LIBOR + 4.25%), 5.87% , due 6/8/2028	637,288
513,500	WOOF Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.81% , due 12/21/2027	496,811
		1,545,828
Health Care 11.2%
1,570,000	Accelerated Health Systems, LLC, Term Loan B, (3M SOFR + 4.25%), 5.16% , due 2/15/2029	1,487,088
	ADMI Corp.
878,875	Term Loan B2, (1M USD LIBOR + 3.38%), 5.75% , due 12/23/2027	810,446
493,756	Term Loan B3, (1M USD LIBOR + 3.50%), 5.87% , due 12/23/2027	459,401
977,613	AHP Health Partners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 8/24/2028	921,097
3,813,623	Athenahealth, Inc., Term Loan B, (1M CME Term SOFR + 3.50%), 5.65% , due 2/15/2029	3,627,709
2,326,791	Auris Luxembourg III S.a.r.l., Term Loan B2, (6M USD LIBOR + 3.75%), 5.58% , due 2/27/2026	2,198,817
	Aveanna Healthcare, LLC
956,996	Term Loan B, (1M USD LIBOR + 3.75%), 5.91% , due 7/17/2028	791,435(g)(h)
905,000	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 9.16% , due 12/10/2029	705,900(b)
808,888	Bella Holding Company, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 5/10/2028	771,476
730,086	Cano Health LLC, Term Loan, (1M CME Term SOFR + 4.00%), 6.43% , due 11/23/2027	685,368
1,364,688	CHG Healthcare Services, Inc., Term Loan, (3M USD LIBOR + 3.25%), 4.75% , due 9/29/2028	1,321,550
	Confluent Health, LLC
1,030,294	Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 11/30/2028	963,325
43,314	Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 11/30/2028	40,499
1,615,950	Confluent Medical Technologies, Inc., Term Loan, (3M SOFR + 3.75%), 5.80% , due 2/9/2029	1,502,834(b)
1,990,262	Curium BidCo S.a r.l., Term Loan, (3M USD LIBOR + 4.00%), 6.25% , due 12/2/2027	1,915,627(b)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
$ 1,221,938	Electron BidCo, Inc., Term Loan, (1M USD LIBOR + 3.00%), 5.37% , due 11/1/2028	$ 1,180,917
3,851,942	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 10/10/2025	995,881
	Heartland Dental, LLC
718,778	First Lien Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 4/30/2025	676,421
693,000	Term Loan, (1M USD LIBOR + 4.00%), 6.26% , due 4/30/2025	655,377
1,680,000	Impala Bidco 0 Limited, Term Loan, (1M CME Term SOFR + 5.35%), 6.87% , due 6/8/2028	1,667,400(b)(g)(h)
846,450	Insulet Corporation, Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 5/4/2028	826,702
	MedAssets Software Intermediate Holdings, Inc.
2,588,513	Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 12/18/2028	2,491,443
860,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 9.12% , due 12/17/2029	761,100
1,053,378	Medical Solutions Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 5.54% – 6.38%, due 11/1/2028	1,013,433(f)
2,802,975	Medline Borrower, LP, Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 10/23/2028	2,672,468
745,563	Midwest Physician Administrative Services, LLC, Term Loan, (3M USD LIBOR + 3.25%), 5.50% , due 3/12/2028	676,971
3,174,508	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.82% , due 9/1/2028	2,935,531
	National Mentor Holdings, Inc.
591,845	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 6.01% – 6.13%, due 3/2/2028	500,322(f)
19,242	Term Loan C, (3M USD LIBOR + 3.75%), 6.01% , due 3/2/2028	16,266
410,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 9.51% , due 3/2/2029	352,600
1,630,639	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 10/22/2026	1,581,720(b)
1,226,925	Parexel International Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.92% , due 11/15/2028	1,192,804
1,608,352	Pearl Intermediate Parent LLC, Second Lien Term Loan, (1M USD LIBOR + 6.25%), 8.62% , due 2/13/2026	1,566,133
2,250,321	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 5.87% , due 2/14/2025	2,156,100
937,650	Press Ganey Holdings, Inc., Term Loan, (1M CME Term SOFR + 3.75%), 6.23% , due 7/24/2026	874,359(g)(h)
740,625	Project Ruby Ultimate Parent Corp., Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 3/3/2028	706,371
430,650	Quantum Health, Inc., Term Loan, (1M USD LIBOR + 4.50%, 3M USD LIBOR + 4.50%), 6.75% – 6.87%, due 12/22/2027	406,964(b)(f)
869,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 11/16/2025	819,867
892,763	Sharp Midco LLC, Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 12/31/2028	852,588(b)
215,000	Sound Inpatient Physicians, Second Lien Term Loan, (1M USD LIBOR + 6.75%), 9.12% , due 6/26/2026	189,200
	Southern Veterinary Partners, LLC
1,452,651	Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 10/5/2027	1,381,224
340,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 10.12% , due 10/5/2028	324,275
	Summit Behavioral Healthcare LLC
1,625,925	First Lien Term Loan, (3M USD LIBOR + 4.75%), 6.26% , due 11/24/2028	1,528,370(b)
360,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 9.26% , due 11/26/2029	338,400(b)
4,131,576	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 7.58% , due 3/2/2027	3,370,664
	Team Services Group
1,344,237	Term Loan, (3M USD LIBOR + 5.00%), 7.81% , due 12/20/2027	1,290,468
75,000	Second Lien Term Loan, (3M USD LIBOR + 9.00%), 11.81% , due 12/18/2028	73,500(b)
	U.S. Anesthesia Partners, Inc.
1,364,688	Term Loan, (1M USD LIBOR + 4.25%), 5.96% , due 10/1/2028	1,276,133
345,000	Second Lien Term Loan, (1M USD LIBOR + 7.50%), 9.21% , due 10/1/2029	326,025
1,405,148	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 8/27/2025	1,365,635
		57,246,204
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Furnishings 0.1%
$ 497,368	Hoffmaster Group, Inc., First Lien Term Loan, (3M USD LIBOR + 4.00%), 6.25% , due 11/21/2023	$ 448,318
343,791	Weber-Stephen Products LLC, Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 10/30/2027	276,752
		725,070
Industrial Equipment 5.1%
	Apex Tool Group, LLC
1,145,000	Term Loan, (1M SOFR + 5.25%), 7.17% , due 2/8/2029	999,551
455,000	Second Lien Term Loan, (1M CME Term SOFR + 10.00%), 11.92% , due 2/8/2030	391,300(b)
1,905,000	AZZ, Inc., Term Loan B, (1M CME Term SOFR + 4.25%), 6.68% – 6.98%, due 5/13/2029	1,855,794(f)
	BCPE Empire Holdings, Inc.
1,353,038	Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 6/11/2026	1,278,621
651,725	Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 6/11/2026	615,066
1,968,687	Circor International, Inc., Term Loan B, (1M USD LIBOR + 5.50%), 7.76% , due 12/20/2028	1,771,818(b)
1,731,300	CMBF LLC, Term Loan, (1M USD LIBOR + 6.00%), 7.87% , due 8/2/2028	1,558,170(b)
819,056	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 7.01% , due 6/26/2026	764,622
	Engineered Machinery Holdings, Inc.
1,944,250	Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 5/19/2028	1,853,123(g)(h)
330,000	Second Lien Term Loan, (3M USD LIBOR + 6.00%), 8.25% , due 5/21/2029	314,325
500,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 8.75% , due 5/21/2029	474,585
1,414,313	Filtration Group Corporation, Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 10/21/2028	1,358,094
	Fluid-Flow Products, Inc.
1,125,125	Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 3/31/2028	1,076,609
550,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 9.00% , due 3/16/2029	518,375
1,790,943	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 6.23% – 6.31%, due 9/30/2026	1,726,021(f)
1,396,818	Groupe Solmax, Inc., Term Loan, (3M USD LIBOR + 4.75%), 7.00% , due 5/29/2028	1,189,628
1,910,700	Madison IAQ LLC, Term Loan, (6M USD LIBOR + 3.25%), 4.52% , due 6/21/2028	1,813,808
1,563,859	Pro Mach Group, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 8/31/2028	1,512,189
1,401,488	Restaurant Technologies, Inc., Term Loan B, (3M CME Term SOFR + 4.25%), 6.30% , due 4/2/2029	1,364,264
1,370,000	SPX Flow, Inc., Term Loan, (1M CME Term SOFR + 4.50%), 6.93% , due 4/5/2029	1,293,801
1,127,699	Star US Bidco LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.62% , due 3/17/2027	1,039,366
977,613	Waterlogic Holdings Limited, Term Loan B2, (1M USD LIBOR + 4.75%), 7.12% , due 8/4/2028	959,282
		25,728,412
Leisure Goods - Activities - Movies 1.2%
291,982	AMC Entertainment Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.87% , due 4/22/2026	252,109
348,788	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 5.54% , due 3/1/2025	338,544
	Carnival Corporation
746,949	Term Loan B, (6M USD LIBOR + 3.00%), 5.88% , due 6/30/2025	709,870
472,625	Term Loan B, (6M USD LIBOR + 3.25%), 6.13% , due 10/18/2028	437,769
1,000,000	Creative Artists Agency, LLC, Term Loan B2, (1M CME Term SOFR + 4.25%), 6.58% , due 11/27/2026	980,000(b)
940,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 4.87% , due 2/1/2024	928,588
449,347	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 4.87% , due 5/22/2024	429,688
1,247,774	Life Time Fitness, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 6.32% , due 12/16/2024	1,229,057
	Motion Finco Sarl
697,847	Term Loan B1, (3M USD LIBOR + 3.25%), 5.50% , due 11/12/2026	642,397
93,605	Term Loan B2, (3M USD LIBOR + 3.25%), 5.50% , due 11/12/2026	86,167
		6,034,189
Lodging & Casinos 1.4%
1,126,488	Alterra Mountain Company, Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 8/17/2028	1,085,179
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Lodging & Casinos – cont'd
$ 1,345,000	Aristocrat Technologies, Inc., Term Loan B, (3M CME Term SOFR + 2.25%), 4.40% , due 5/24/2029	$ 1,324,825
2,393,945	Playa Resorts Holding B.V., Term Loan B, (1M USD LIBOR + 2.75%), 5.12% , due 4/29/2024	2,298,188(g)(h)
2,300,000	Scientific Games Holdings LP, Term Loan B, (3M CME Term SOFR + 3.50%), 5.62% , due 4/4/2029	2,193,625
		6,901,817
Nonferrous Metals - Minerals 1.5%
3,520,128	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 6.29% , due 7/31/2026	3,294,242
500,500	Ozark Holdings LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 12/16/2027	478,603
3,938,828	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 6.38% , due 5/1/2025	3,830,510
		7,603,355
Oil & Gas 4.8%
2,000,000	AL GCX Holdings, LLC, Term Loan B, (3M CME Term SOFR + 3.75%), 5.92% , due 5/17/2029	1,968,760
1,232,314	AL NGPL Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 6.10% , due 4/14/2028	1,211,673
3,486,886	BCP Renaissance Parent LLC, Term Loan B3, (1M SOFR + 3.50%, 2M CME Term SOFR + 3.50%), 5.55% , due 10/31/2026	3,389,532
3,529,613	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 6.16% , due 5/21/2025	3,441,373
2,430,450	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 6/5/2028	2,355,179
1,253,104	Freeport LNG Investments, LLLP, Term Loan B, (3M USD LIBOR + 3.50%), 6.21% , due 12/21/2028	1,173,219
1,044,750	Medallion Midland Acquisition, LLC, Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 10/18/2028	1,012,540
1,218,875	Oryx Midstream Services Permian Basin LLC, Term Loan B, (3M USD LIBOR + 3.25%), 4.71% , due 10/5/2028	1,184,698
3,561,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 7.12% , due 3/11/2026	3,289,181
1,791,000	TransMontaigne Operating Company L.P., Term Loan B, (1M USD LIBOR + 3.50%), 5.66% – 5.66%, due 11/17/2028	1,716,477(f)
2,628,024	Traverse Midstream Partners LLC, Term Loan, (3M SOFR + 4.25%), 5.95% , due 9/27/2024	2,584,215
1,256,769	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 8.53% , due 6/22/2026	1,209,251
		24,536,098
Packaging 0.4%
1,349,800	Reynolds Group Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 9/24/2028	1,304,730
980,075	Ring Container Technologies Group, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 8/12/2028	946,390
		2,251,120
Property & Casualty Insurance 0.4%
883,325	Alliant Holdings Intermediate, LLC, Term Loan B4, (1M USD LIBOR + 3.50%), 5.66% , due 11/6/2027	851,720
1,389,500	Broadstreet Partners, Inc., Term Loan B2, (1M USD LIBOR + 3.25%), 5.62% , due 1/27/2027	1,330,446(b)
		2,182,166
Publishing 0.5%
	Ascend Learning, LLC
2,190,870	Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 12/11/2028	2,069,693(g)(h)
725,000	Second Lien Term Loan, (1M USD LIBOR + 5.75%), 8.12% , due 12/10/2029	638,000
		2,707,693
Radio & Television 0.0%(i)
293,507	Diamond Sports Group, LLC, Second Lien Term Loan, (1M CME Term SOFR + 3.25%), 5.04%, due 8/24/2026	57,442
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Regional Malls 0.1%
$ 405,044	Brookfield Property REIT, Inc., First Lien Term Loan B, (1M CME Term SOFR + 2.50%), 4.93%, due 8/27/2025	$391,374
Retail 0.1%
675,000	LIDS Holdings, Inc., Term Loan, (3M CME Term SOFR + 5.50%), 7.33%, due 12/14/2026	615,094
Retailers (except food & drug) 2.0%
	CNT Holdings I Corp.
1,553,563	Term Loan, (1M USD LIBOR + 3.50%), 5.37% , due 11/8/2027	1,501,611(g)(h)
655,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 7.50% , due 11/6/2028	623,887
864,583	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 5.01% , due 2/7/2025	817,498
887,595	EG Group Limited, Term Loan, (3M USD LIBOR + 4.25%), 6.50% , due 3/31/2026	840,109
3,263,891	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 6.12% , due 3/6/2028	2,978,301
1,993,879	Les Schwab Tire Centers, Term Loan B, (3M USD LIBOR + 3.25%), 4.00% , due 11/2/2027	1,919,108(b)
1,041,813	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 5.50% , due 3/3/2028	1,006,485
668,250	PetSmart, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 2/11/2028	642,910
		10,329,909
Software 1.2%
3,120,000	CDK Global, Inc., Term Loan B, (3M CME Term SOFR + 4.50%), 6.61% , due 7/6/2029	3,028,366
495,000	Cloudera, Inc., Second Lien Term Loan, (1M USD LIBOR + 6.00%), 8.37% , due 10/8/2029	447,975
1,203,950	ConnectWise, LLC, Term Loan B, (3M USD LIBOR + 3.50%), 5.75% , due 9/29/2028	1,147,364
	Renaissance Holding Corp.
480,000	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 9.37% , due 5/29/2026	451,200
1,170,000	Term Loan, (1M CME Term SOFR + 4.50%), 6.19% , due 3/30/2029	1,137,825
		6,212,730
Steel 0.6%
1,805,000	ChampionX Corporation, Term Loan B1, (1M CME Term SOFR + 3.25%), 5.08% , due 6/7/2029	1,789,206
1,340,669	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 5.12% – 5.56%, due 8/14/2024	1,280,339(b)(f)
		3,069,545
Support - Services 0.3%
1,513,563	APX Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 2.50%), 5.66%–8.00%, due 7/10/2028	1,421,614(f)
Surface Transport 1.3%
1,670,813	Avis Budget Car Rental, LLC, Term Loan C, (1M CME Term SOFR + 3.50%), 5.93% , due 3/16/2029	1,633,219
	Hertz Corporation, (The)
937,136	Term Loan B, (1M USD LIBOR + 3.25%), 5.63% , due 6/30/2028	898,189
178,398	Term Loan C, (1M USD LIBOR + 3.25%), 5.63% , due 6/30/2028	170,984
	Kenan Advantage Group, Inc.
1,278,050	Term Loan B1, (1M USD LIBOR + 3.75%), 6.12% , due 3/24/2026	1,196,970
335,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 9.62% , due 9/1/2027	301,500(b)
2,577,499	PAI Holdco, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 6.56% , due 10/28/2027	2,435,737
		6,636,599
Telecommunications 2.4%
429,727	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 4.62% , due 3/15/2027	408,700
1,263,650	Cincinnati Bell, Inc., Term Loan B2, (1M SOFR + 3.25%), 5.68% , due 11/22/2028	1,228,900
2,228,443	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 3.50%), 5.88% , due 12/11/2026	2,141,400
2,011,292	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.88% , due 10/2/2027	1,737,254
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$ 1,763,944	Frontier Communications Corp., Term Loan B, (3M USD LIBOR + 3.75%), 6.06% , due 5/1/2028	$ 1,678,833
826,180	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 9.25% , due 5/31/2025	639,877(j)
330,000	Telesat Canada, Term Loan B5, (2M USD LIBOR + 2.75%), 5.34% , due 12/7/2026	225,149
1,900,000	ViaSat, Inc., Term Loan, (1M CME Term SOFR + 4.50%), 6.94% , due 3/2/2029	1,764,625
923,025	Voyage Australia Pty Limited, Term Loan B, (3M USD LIBOR + 3.50%), 6.21% , due 7/20/2028	883,796
	Zayo Group Holdings, Inc.
615,875	Term Loan, (1M USD LIBOR + 3.00%), 5.37% , due 3/9/2027	567,726
807,975	Term Loan B, (1M CME Term SOFR + 4.25%), 6.58% , due 3/9/2027	762,357
		12,038,617
Transportation 0.6%
897,750	ASP Dream Acquisition Co., LLC, Term Loan B, (1M CME Term SOFR + 4.25%), 6.68% , due 12/15/2028	834,908(b)
	LaserShip, Inc.
883,325	Term Loan, (6M USD LIBOR + 4.50%), 7.38% , due 5/7/2028	740,226
350,000	Second Lien Term Loan, (3M USD LIBOR + 7.5%), 10.38% , due 5/7/2029	294,000(b)
	Worldwide Express Operations, LLC
955,200	First Lien Term Loan, (3M USD LIBOR + 4.00%), 6.25% , due 7/26/2028	882,194
320,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 9.25% , due 7/26/2029	285,200
		3,036,528
Utilities 2.7%
335,158	APLP Holdings Limited Partnership, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 5/14/2027	326,360
1,489,950	Artera Services, LLC, Term Loan, (3M USD LIBOR + 3.50%), 5.75% , due 3/6/2025	1,180,547
197,917	Astoria Energy LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 12/10/2027	188,970
594,351	CPV Maryland Holding Company II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 6.38% , due 5/11/2028	571,070
926,658	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 10/2/2025	761,453
244,841	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 12/13/2025	205,417
571,518	EFS Cogen Holdings I LLC, Term Loan B, (3M USD LIBOR + 3.50%), 5.76% , due 10/1/2027	537,941
3,491,428	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 6.00% – 6.12%, due 11/9/2026	3,197,554(f)
430,026	Kestrel Acquisition, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.63% , due 6/2/2025	399,855
	Lightstone Holdco LLC
2,087,785	Term Loan B, (3M CME Term SOFR + 5.75%), 8.33% , due 2/1/2027	1,851,427(g)(h)
118,084	Term Loan C, (3M CME Term SOFR + 5.75%), 8.33% , due 2/1/2027	104,715(g)(h)
	Lonestar II Generation Holdings LLC
1,235,773	Term Loan B, (1M USD LIBOR + 5.00%), 7.37% , due 4/20/2026	1,197,155
167,409	Term Loan C, (1M USD LIBOR + 5.00%), 7.37% , due 4/20/2026	162,178
638,106	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.62% , due 5/16/2024	487,852
848,588	Osmose Utilities Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 6/23/2028	787,421
	USIC Holdings, Inc.
1,240,625	Term Loan, (1M USD LIBOR + 3.50%), 5.87% , due 5/12/2028	1,166,188
250,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 8.87% , due 5/14/2029	225,418
462,431	West Deptford Energy Holdings, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 8/3/2026	332,053
		13,683,574
Total Loan Assignments (Cost $449,834,921)		424,728,205
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 0.2%
Media 0.2%
$ 1,275,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $1,236,957)	$1,134,750
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
21,820	Brock Holdings III, Inc.	261,840*#(b)(e)
IT Services 0.0%(i)
4,020	Riverbed Technology, Inc.	16,080*
Materials 0.1%
39,703	Covia Holdings LLC	526,065*
Media 0.0%(i)
17,308	iHeartMedia, Inc. Class A	129,464*
Total Common Stocks (Cost $1,056,613)		933,449
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 7.8%
Investment Companies 7.8%
39,985,187	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(k) (Cost $39,985,187)	39,985,187(l)
Total Investments 100.3% (Cost $540,630,197)		511,461,144
Liabilities Less Other Assets (0.3)%		(1,710,140)(m)(n)
Net Assets 100.0%		$509,751,004

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $42,630,504, which represents 8.4% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(d)	Payment-in-kind (PIK) security.
(e)
Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2022 amounted to $740,518, which represents 0.1% of net assets of the Fund.

(f)	The stated interest rates represent the range of rates at July 31, 2022 of the underlying contracts within the Loan Assignment.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	All or a portion of this security had not settled as of July 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Represents less than 0.05% of net assets of the Fund.
(j)	Defaulted security.
(k)	Represents 7-day effective yield as of July 31, 2022.
(l)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of $39,985,187.
(m)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
(n)	As of July 31, 2022, the value of unfunded loan commitments was $2,000,493 for the Fund (see Notes to Schedule of Investments).
#  These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At July 31, 2022, these securities amounted to $740,518, which represents 0.1% of net assets of the Fund.  Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2022	Fair Value Percentage of Net Assets as of 7/31/2022
Brock Holdings III, Inc.	10/31/2017	$403,016	$261,840	0.0%
Brock Holdings Notes 2022	10/31/2017	445,282	478,678	0.1%
Total		$848,298	$740,518	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$410,470,740	80.5%
Cayman Islands	12,921,109	2.6%
United Kingdom	8,652,943	1.7%
France	8,541,895	1.7%
Luxembourg	8,505,169	1.7%
Canada	7,072,168	1.4%
Netherlands	4,726,203	0.9%
Australia	2,208,621	0.4%
Denmark	2,198,817	0.4%
Sweden	1,672,553	0.3%
Germany	1,620,951	0.3%
Spain	1,555,200	0.3%
Jersey	887,768	0.2%
Finland	441,820	0.1%
Short-Term Investments and Other Liabilities—Net	38,275,047	7.5%
	$509,751,004	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$—	$13,553,718	$13,553,718
Corporate Bonds
Investments & Misc. Financial Services	—	—	478,678	478,678
Other Corporate Bonds#	—	30,647,157	—	30,647,157
Total Corporate Bonds	—	30,647,157	478,678	31,125,835
Loan Assignments
Aerospace & Defense	—	12,514,894	1,985,072	14,499,966
Building & Development	—	8,466,950	809,950	9,276,900
Building Materials	—	10,088,094	612,425	10,700,519
Business Equipment & Services	—	32,422,019	8,320,340	40,742,359
Chemicals	—	4,679,814	2,144,743	6,824,557
Chemicals & Plastics	—	5,660,069	1,218,750	6,878,819
Clothing - Textiles	—	4,583,009	213,187	4,796,196
Commercial Services	—	1,502,550	2,096,325	3,598,875
Communication Services	—	—	1,745,553	1,745,553
Diversified Financial Services	—	842,928	790,825	1,633,753
Ecological Services & Equipment	—	—	1,245,074	1,245,074
Electronics - Electrical	—	43,851,758	8,518,183	52,369,941
Financial Intermediaries	—	16,868,446	3,275,025	20,143,471
Health Care	—	46,672,901	10,573,303	57,246,204
Industrial Equipment	—	22,007,124	3,721,288	25,728,412
Leisure Goods - Activities - Movies	—	5,054,189	980,000	6,034,189
Property & Casualty Insurance	—	851,720	1,330,446	2,182,166
Retailers (except food & drug)	—	8,410,801	1,919,108	10,329,909
Steel	—	1,789,206	1,280,339	3,069,545
Surface Transport	—	6,335,099	301,500	6,636,599
Transportation	—	1,907,620	1,128,908	3,036,528
Other Loan Assignments#	—	136,008,670	—	136,008,670
Total Loan Assignments	—	370,517,861	54,210,344	424,728,205
Convertible Bonds#	—	1,134,750	—	1,134,750
Common Stocks
Business Equipment & Services	—	—	261,840	261,840
Media	129,464	—	—	129,464
Other Common Stocks#	—	542,145	—	542,145
Total Common Stocks	129,464	542,145	261,840	933,449
Short-Term Investments	—	39,985,187	—	39,985,187
Total Investments	$129,464	$442,827,100	$68,504,580	$511,461,144

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$—	$(1,901)	$8,407	$—	$7,048	$—	$13,554	$(1,901)
Corporate Bonds(2)	445	—	—	—	34	—	—	—	479	—
Loan Assignments(3)	24,437	40	60	(2,450)	38,771	(5,925)	11,140	(11,743)	54,210	(2,437)
Common Stocks(2)	835	—	—	(87)	—	—	—	(486)	262	(87)
Total	$25,717	$40	$60	$(4,438)	$47,212	$(5,925)	$18,188	$(12,229)	$68,505	$(4,425)

(1)	Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.
(2)	Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 7/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average	Impact to valuation from increase in input(a)
Common Stocks	$261,840	Market Approach	Enterprise value/ EBITDA multiple(b) (EV/EBITDA)	13.0x	13.0x	Increase
Corporate Bonds	478,678	Market Approach	Second Lien Quotations	99.04	99.04	Increase
(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
Asset-Backed Securities 3.8%
$1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M CME Term SOFR + 7.20%), 9.53%, due 10/15/2034	$ 905,841(a)(b)(c)
AIG CLO Ltd.
2,000,000	Ser. 2019-2A, Class ER, (3M USD LIBOR + 6.40%), 9.18%, due 10/25/2033	1,789,101(a)(b)(c)
500,000	Ser. 2019-1A, Class ER, (3M CME Term SOFR + 6.70%), 9.18%, due 4/18/2035	421,610(a)(b)(c)
1,000,000	ARES LII CLO Ltd., Ser. 2019-52A, Class ER, (3M USD LIBOR + 6.45%), 9.21%, due 4/22/2031	864,241(a)(b)(c)
2,500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 9.85%, due 10/15/2032	2,237,486(a)(b)(c)
2,000,000	Balboa Bay Loan Funding Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 6.60%), 9.31%, due 1/20/2035	1,737,896(a)(b)(c)
1,350,000	Ballyrock CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.95%), 9.46%, due 10/15/2028	1,271,149(a)(b)(c)
1,000,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 8.74%, due 7/18/2029	892,774(a)(b)(c)
1,500,000	Benefit Street Partners CLO XXV Ltd., Ser. 2021-25A, Class E, (3M USD LIBOR + 6.85%), 9.36%, due 1/15/2035	1,337,439(a)(b)(c)
1,000,000	Bristol Park CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 7.00%), 9.51%, due 4/15/2029	877,238(a)(b)(c)
2,125,000	Carlyle U.S. CLO Ltd., Ser. 2020-2A, Class DR, (3M USD LIBOR + 6.70%), 9.48%, due 1/25/2035	1,858,650(a)(b)(c)
2,500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 8.71%, due 4/20/2029	2,217,520(a)(b)(c)
1,650,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 10/20/2032	1,484,822(a)(b)(c)
2,500,000	CIFC Funding III Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 10/20/2034	2,214,220(a)(b)(c)
1,350,000	Crown City CLO II, Ser. 2020-2A, Class DR, (3M CME Term SOFR + 7.11%), 9.59%, due 4/20/2035	1,172,735(a)(b)(c)
1,000,000	Fort Washington CLO Ltd., Ser. 2019-1A, Class ER, (3M USD LIBOR + 6.75%), 9.46%, due 10/20/2032	829,916(a)(b)(c)
1,222,200	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 9.16%, due 10/15/2030	1,029,793(a)(b)(c)
1,000,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 8.01%, due 1/15/2031	857,242(a)(b)(c)
650,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 8.91%, due 10/15/2030	569,100(a)(b)(c)
4,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 7.98%, due 7/25/2031	3,374,342(a)(b)(c)
1,000,000	Oaktree CLO Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 7.12%), 9.63%, due 1/15/2035	877,819(a)(b)(c)
2,500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 7/20/2032	2,205,855(a)(b)(c)
2,000,000	Octagon Investment Partners 48 Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.70%), 9.41%, due 10/20/2034	1,790,099(a)(b)(c)
1,000,000	Octagon Investment Partners Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.60%), 9.38%, due 10/25/2032	883,794(a)(b)(c)
2,000,000	Parallel 2021-2 Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 7.20%), 9.91%, due 10/20/2034	1,768,261(a)(b)(c)
600,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.87%), 8.61%, due 4/16/2031	531,941(a)(b)(c)
875,000	Sandstone Peak Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 6.80%), 9.31%, due 10/15/2034	778,944(a)(b)(c)
1,000,000	TRESTLES CLO V Ltd., Ser. 2021-5A, Class E, (3M USD LIBOR + 6.35%), 9.06%, due 10/20/2034	888,458(a)(b)(c)
2,500,000	Trinitas CLO VIII Ltd., Ser. 2018-8A, Class E, (3M USD LIBOR + 5.90%), 8.61%, due 7/20/2031	2,189,931(a)(b)(c)
500,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 9.31%, due 7/20/2032	442,307(a)(b)(c)
2,400,000	Whitebox CLO II Ltd., Ser. 2020-2A, Class ER, (3M USD LIBOR + 7.10%), 9.88%, due 10/24/2034	2,083,086(a)(b)(c)
Total Asset-Backed Securities (Cost $46,915,725)		42,383,610

Corporate Bonds 85.6%
Advertising 0.1%
835,000	Cars.com, Inc., 6.38%, due 11/1/2028	725,164(a)
Aerospace & Defense 0.6%
1,075,000	TransDigm U.K. Holdings PLC, 6.88%, due 5/15/2026	1,072,775
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Aerospace & Defense – cont'd
	TransDigm, Inc.
$3,335,000	6.25%, due 3/15/2026	$ 3,351,041(a)
2,160,000	6.38%, due 6/15/2026	2,149,200
		6,573,016
Air Transportation 2.4%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
9,443,000	5.50%, due 4/20/2026	9,287,096(a)
6,460,000	5.75%, due 4/20/2029	6,185,450(a)
	United Airlines, Inc.
2,820,000	4.38%, due 4/15/2026	2,707,200(a)
2,320,000	4.63%, due 4/15/2029	2,137,300(a)
	VistaJet Malta Finance PLC/XO Management Holding, Inc.
3,365,000	7.88%, due 5/1/2027	3,093,949(a)
3,590,000	6.38%, due 2/1/2030	3,125,167(a)
		26,536,162
Auto Loans 0.8%
	Ford Motor Credit Co. LLC
2,125,000	5.13%, due 6/16/2025	2,118,434
1,805,000	3.38%, due 11/13/2025	1,722,349
1,495,000	4.39%, due 1/8/2026	1,455,107
1,995,000	4.13%, due 8/17/2027	1,892,656
2,210,000	5.11%, due 5/3/2029	2,148,540
		9,337,086
Auto Parts & Equipment 0.9%
1,178,000	Clarios Global L.P., 6.75%, due 5/15/2025	1,183,442(a)
945,000	Dana, Inc., 4.50%, due 2/15/2032	789,747
	Goodyear Tire & Rubber Co.
2,415,000	5.00%, due 5/31/2026	2,373,221
1,195,000	5.25%, due 4/30/2031	1,072,513
4,950,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	4,281,750(a)(d)
		9,700,673
Automakers 1.7%
	Ford Motor Co.
4,585,000	9.63%, due 4/22/2030	5,479,075
4,152,000	7.45%, due 7/16/2031	4,525,680
4,505,000	4.75%, due 1/15/2043	3,710,994
	Jaguar Land Rover Automotive PLC
1,700,000	5.88%, due 1/15/2028	1,328,532(a)
4,325,000	5.50%, due 7/15/2029	3,336,002(a)
		18,380,283
Brokerage 0.3%
	LPL Holdings, Inc.
2,155,000	4.63%, due 11/15/2027	2,088,604(a)
1,110,000	4.00%, due 3/15/2029	1,032,300(a)
		3,120,904
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Construction 1.2%
Global Infrastructure Solutions, Inc.
$6,300,000	5.63%, due 6/1/2029	$ 4,966,919(a)
1,880,000	7.50%, due 4/15/2032	1,449,950(a)
2,635,000	KB Home, 7.25%, due 7/15/2030	2,648,175
1,780,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,492,077(a)
1,545,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	1,559,741(a)
905,000	TRI Pointe Group, Inc., 5.25%, due 6/1/2027	868,961
12,985,823
Building Materials 1.7%
2,600,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	2,619,929(a)
Builders FirstSource, Inc.
1,065,000	5.00%, due 3/1/2030	986,326(a)
2,465,000	6.38%, due 6/15/2032	2,456,003(a)
2,665,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	2,485,113(a)
1,580,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,058,600(a)
Jeld-Wen, Inc.
745,000	4.63%, due 12/15/2025	687,263(a)
3,425,000	4.88%, due 12/15/2027	2,834,187(a)
420,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	410,550(a)
1,955,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,654,440(a)
4,575,000	Standard Industries, Inc., 4.38%, due 7/15/2030	3,996,171(a)
19,188,582
Cable & Satellite Television 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
8,905,000	5.00%, due 2/1/2028	8,593,325(a)
2,985,000	4.75%, due 3/1/2030	2,716,350(a)
5,290,000	4.50%, due 8/15/2030	4,702,387(a)
1,775,000	4.25%, due 2/1/2031	1,539,812(a)
2,710,000	4.50%, due 5/1/2032	2,342,985
CSC Holdings LLC
1,100,000	5.50%, due 4/15/2027	1,063,964(a)
16,095,000	5.75%, due 1/15/2030	12,997,195(a)
3,170,000	4.63%, due 12/1/2030	2,409,200(a)
2,120,000	5.00%, due 11/15/2031	1,595,173(a)
2,155,000	DISH DBS Corp., 5.13%, due 6/1/2029	1,406,019
2,040,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	1,618,679(a)
40,985,089
Chemicals 2.2%
1,345,000	Avient Corp., 7.13%, due 8/1/2030	1,385,915(a)(e)
NOVA Chemicals Corp.
1,100,000	4.88%, due 6/1/2024	1,077,311(a)
4,770,000	5.25%, due 6/1/2027	4,574,430(a)
Olympus Water U.S. Holding Corp.
3,955,000	4.25%, due 10/1/2028	3,346,096(a)
1,520,000	6.25%, due 10/1/2029	1,086,800(a)
2,815,000	PMHC II, Inc., 9.00%, due 2/15/2030	2,047,687(a)
4,465,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	3,778,056(a)
2,140,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,790,249(a)
2,030,000	Tronox, Inc., 4.63%, due 3/15/2029	1,749,905(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$4,140,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	$ 3,494,160(a)
24,330,609
Consumer - Commercial Lease Financing 2.7%
1,222,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,158,761(a)(f)
2,085,000	Ally Financial, Inc., 5.75%, due 11/20/2025	2,111,522
11,071,598	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	8,525,131(a)(d)
OneMain Finance Corp.
8,125,000	3.50%, due 1/15/2027	6,917,967
1,155,000	3.88%, due 9/15/2028	956,346
Springleaf Finance Corp.
1,580,000	6.88%, due 3/15/2025	1,560,250
4,665,000	7.13%, due 3/15/2026	4,515,600
2,305,000	6.63%, due 1/15/2028	2,161,237
1,410,000	5.38%, due 11/15/2029	1,198,973
960,000	World Acceptance Corp., 7.00%, due 11/1/2026	683,637(a)
29,789,424
Diversified Capital Goods 0.3%
3,455,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	2,944,662(a)
290,000	Stevens Holding Co, Inc., 6.13%, due 10/1/2026	284,995(a)
3,229,657
Electric - Generation 2.8%
Calpine Corp.
2,915,000	4.50%, due 2/15/2028	2,827,550(a)
1,130,000	5.13%, due 3/15/2028	1,062,878(a)
2,070,000	4.63%, due 2/1/2029	1,861,468(a)
4,234,000	5.00%, due 2/1/2031	3,754,415(a)
2,670,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	2,217,629(a)
135,000	NextEra Energy Operating Partners L.P., 4.50%, due 9/15/2027	133,424(a)
NRG Energy, Inc.
1,295,000	5.25%, due 6/15/2029	1,214,062(a)
1,675,000	3.63%, due 2/15/2031	1,402,987(a)
2,885,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	2,711,900(a)
3,985,000	Vistra Corp., 7.00%, due 12/15/2026	3,705,811(a)(f)(g)
Vistra Operations Co. LLC
1,575,000	5.50%, due 9/1/2026	1,593,916(a)
4,220,000	5.63%, due 2/15/2027	4,233,546(a)
4,810,000	4.38%, due 5/1/2029	4,471,713(a)
31,191,299
Electronics 0.4%
1,395,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	1,388,229(a)
3,150,000	Sensata Technologies BV, 4.00%, due 4/15/2029	2,864,295(a)
4,252,524
Energy - Exploration & Production 5.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,160,000	7.00%, due 11/1/2026	1,129,747(a)
1,134,000	9.00%, due 11/1/2027	1,373,612(a)
2,375,000	8.25%, due 12/31/2028	2,314,342(a)
4,565,000	5.88%, due 6/30/2029	4,010,170(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Energy - Exploration & Production – cont'd
Callon Petroleum Co.
$1,220,000	8.00%, due 8/1/2028	$ 1,235,250(a)
1,490,000	7.50%, due 6/15/2030	1,429,044(a)
4,295,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	4,448,976(a)
3,490,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	3,194,502(a)
Comstock Resources, Inc.
3,205,000	6.75%, due 3/1/2029	3,172,950(a)
6,360,000	5.88%, due 1/15/2030	5,975,347(a)
Hilcorp Energy I L.P./Hilcorp Finance Co.
955,000	6.25%, due 11/1/2028	924,865(a)
1,392,000	5.75%, due 2/1/2029	1,270,200(a)
2,550,000	6.00%, due 4/15/2030	2,314,125(a)
2,258,000	6.00%, due 2/1/2031	2,068,193(a)
3,130,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	3,028,275(a)
Occidental Petroleum Corp.
1,805,000	5.50%, due 12/1/2025	1,845,919
6,100,000	6.13%, due 1/1/2031	6,537,248
4,450,000	7.50%, due 5/1/2031	5,159,908
1,055,000	6.45%, due 9/15/2036	1,173,297
1,645,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,589,021(a)
3,250,000	Southwestern Energy Co., 4.75%, due 2/1/2032	3,030,625
3,415,000	Tap Rock Resources LLC, 7.00%, due 10/1/2026	3,227,175(a)
60,452,791
Environmental 0.1%
1,090,000	GFL Environmental, Inc., 3.75%, due 8/1/2025	1,057,970(a)
Food - Wholesale 1.3%
970,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	1,003,203(a)
Performance Food Group, Inc.
2,060,000	6.88%, due 5/1/2025	2,090,900(a)
5,245,000	5.50%, due 10/15/2027	5,168,475(a)
2,950,000	Pilgrim's Pride Corp., 4.25%, due 4/15/2031	2,643,938(a)
U.S. Foods, Inc.
1,770,000	6.25%, due 4/15/2025	1,803,188(a)
1,435,000	4.75%, due 2/15/2029	1,339,479(a)
14,049,183
Forestry & Paper 0.2%
2,295,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	1,860,509(a)
1,415,000	Glatfelter Corp., 4.75%, due 11/15/2029	963,969(a)
2,824,478
Gaming 1.4%
Caesars Entertainment, Inc.
1,485,000	6.25%, due 7/1/2025	1,481,287(a)
1,760,000	4.63%, due 10/15/2029	1,492,128(a)
1,070,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 7/1/2025	1,070,161(a)
615,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	553,500(a)
1,730,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	1,651,017(a)
1,075,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	981,024(a)
1,650,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, due 11/1/2026	1,504,965(a)
2,525,000	SC Games Holdings L.P./U.S. FinCo LLC, 6.63%, due 3/1/2030	2,266,187(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Gaming – cont'd
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
$2,694,000	5.50%, due 3/1/2025	$ 2,654,183(a)
1,625,000	5.25%, due 5/15/2027	1,507,187(a)
		15,161,639
Gas Distribution 9.0%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
2,455,000	7.88%, due 5/15/2026	2,569,575(a)
2,475,000	5.75%, due 3/1/2027	2,463,306(a)
970,000	5.38%, due 6/15/2029	947,588(a)
	Buckeye Partners L.P.
3,295,000	4.35%, due 10/15/2024	3,236,810
3,640,000	4.50%, due 3/1/2028	3,348,800(a)
3,110,000	5.85%, due 11/15/2043	2,270,300
2,390,000	5.60%, due 10/15/2044	1,756,650
1,695,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	1,642,175
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
1,386,000	5.63%, due 5/1/2027	1,330,560(a)
1,665,000	6.00%, due 2/1/2029	1,516,848(a)
2,019,000	8.00%, due 4/1/2029	1,995,943(a)
3,765,000	DCP Midstream LLC, 5.85%, due 5/21/2043	3,255,656(a)(f)
731,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	632,585
1,270,000	DT Midstream, Inc., 4.13%, due 6/15/2029	1,175,715(a)
	EQM Midstream Partners L.P.
865,000	6.00%, due 7/1/2025	858,556(a)
925,000	7.50%, due 6/1/2027	945,262(a)
1,415,000	6.50%, due 7/1/2027	1,417,929(a)
1,715,000	4.50%, due 1/15/2029	1,534,925(a)
910,000	7.50%, due 6/1/2030	936,504(a)
1,210,000	4.75%, due 1/15/2031	1,093,114(a)
	EQT Midstream Partners L.P.
4,370,000	4.13%, due 12/1/2026	4,028,441
1,222,000	5.50%, due 7/15/2028	1,154,863
	Genesis Energy L.P./Genesis Energy Finance Corp.
1,760,000	6.50%, due 10/1/2025	1,705,255
1,630,000	6.25%, due 5/15/2026	1,510,651
1,285,000	8.00%, due 1/15/2027	1,259,300
2,005,000	7.75%, due 2/1/2028	1,934,424
733,000	Global Partners L.P./GLP Finance Corp., 6.88%, due 1/15/2029	668,819
11,115,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	10,618,382(a)
3,285,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	2,839,784(a)
5,085,000	ITT Holdings LLC, 6.50%, due 8/1/2029	4,369,820(a)
2,100,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	2,133,159(a)
	New Fortress Energy, Inc.
1,940,000	6.75%, due 9/15/2025	1,893,925(a)
6,815,000	6.50%, due 9/30/2026	6,454,146(a)
2,580,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,499,917(a)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
2,210,000	5.75%, due 4/15/2025	1,734,850
4,640,000	8.50%, due 10/15/2026	4,427,094(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas Distribution – cont'd
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
$2,770,000	7.50%, due 10/1/2025	$ 2,775,795(a)
1,435,000	6.00%, due 3/1/2027	1,333,102(a)
4,765,000	5.50%, due 1/15/2028	4,327,001(a)
1,945,000	6.00%, due 12/31/2030	1,752,931(a)
3,790,000	6.00%, due 9/1/2031	3,414,790(a)
1,325,000	Venture Global Calcasieu Pass LLC, 3.88%, due 8/15/2029	1,222,604(a)
1,175,000	Western Midstream Operating L.P., 3.35%, due 2/1/2025	1,151,524(h)
100,139,378
Health Facilities 1.5%
CHS/Community Health Systems, Inc.
1,075,000	8.00%, due 3/15/2026	1,026,625(a)
1,450,000	5.63%, due 3/15/2027	1,288,688(a)
977,000	8.00%, due 12/15/2027	928,150(a)
705,000	6.00%, due 1/15/2029	615,113(a)
2,950,000	5.25%, due 5/15/2030	2,478,000(a)
1,590,000	Select Medical Corp., 6.25%, due 8/15/2026	1,592,067(a)
Tenet Healthcare Corp.
1,080,000	4.63%, due 7/15/2024	1,079,168
1,585,000	4.63%, due 9/1/2024	1,567,699(a)
1,090,000	4.88%, due 1/1/2026	1,073,541(a)
4,755,000	6.13%, due 10/1/2028	4,636,125(a)
16,285,176
Health Services 1.3%
Consensus Cloud Solutions, Inc.
535,000	6.00%, due 10/15/2026	492,200(a)
3,128,000	6.50%, due 10/15/2028	2,782,297(a)
2,905,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	971,360(a)
7,640,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	6,914,200(a)
3,035,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	2,068,712(a)
1,935,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	1,799,550(a)
15,028,319
Hotels 0.4%
2,240,000	Hilton Domestic Operating Co., Inc., 4.88%, due 1/15/2030	2,175,600
1,025,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	1,050,758(a)
1,110,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,019,764(a)
4,246,122
Insurance Brokerage 2.2%
8,693,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	8,250,874(a)
1,810,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	1,646,195(a)
AssuredPartners, Inc.
2,910,000	7.00%, due 8/15/2025	2,867,657(a)
3,790,000	5.63%, due 1/15/2029	3,373,100(a)
4,255,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	3,640,021(a)
3,171,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,117,307(a)
1,505,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	1,486,142(a)
24,381,296
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Investments & Misc. Financial Services 1.0%
$6,625,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	$ 6,278,579(a)
1,440,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	1,417,886(a)
3,610,000	MSCI, Inc., 4.00%, due 11/15/2029	3,401,414(a)
11,097,879
Machinery 0.3%
3,410,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	2,817,513(a)
1,145,000	Terex Corp., 5.00%, due 5/15/2029	1,021,775(a)
3,839,288
Managed Care 2.4%
Centene Corp.
2,215,000	4.25%, due 12/15/2027	2,176,266
3,585,000	4.63%, due 12/15/2029	3,535,706
3,285,000	3.38%, due 2/15/2030	2,985,286
2,005,000	2.50%, due 3/1/2031	1,720,110
830,000	HealthEquity, Inc., 4.50%, due 10/1/2029	773,012(a)
4,985,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	4,580,118(a)
MPH Acquisition Holdings LLC
2,595,000	5.50%, due 9/1/2028	2,413,350(a)
9,705,000	5.75%, due 11/1/2028	8,254,588(a)
26,438,436
Media Content 2.1%
2,195,000	AMC Networks, Inc., 4.25%, due 2/15/2029	1,930,882
2,725,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	599,500(a)
1,705,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	1,659,135
2,100,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	1,709,472(a)
Sirius XM Radio, Inc.
5,105,000	5.00%, due 8/1/2027	5,062,986(a)
1,205,000	4.00%, due 7/15/2028	1,119,445(a)
4,863,000	5.50%, due 7/1/2029	4,777,897(a)
4,387,000	4.13%, due 7/1/2030	3,960,803(a)
1,760,000	3.88%, due 9/1/2031	1,531,200(a)
730,000	WMG Acquisition Corp., 3.88%, due 7/15/2030	665,614(a)
23,016,934
Medical Products 0.7%
2,115,000	180 Medical, Inc., 3.88%, due 10/15/2029	1,922,775(a)
Medline Borrower L.P.
1,835,000	3.88%, due 4/1/2029	1,658,381(a)
4,130,000	5.25%, due 10/1/2029	3,732,487(a)
7,313,643
Metals - Mining Excluding Steel 0.3%
770,000	Arconic Corp., 6.00%, due 5/15/2025	775,606(a)
Hudbay Minerals, Inc.
1,715,000	4.50%, due 4/1/2026	1,418,734(a)
1,130,000	6.13%, due 4/1/2029	878,575(a)
3,072,915
Oil Field Equipment & Services 0.3%
1,550,000	Nabors Industries Ltd., 7.25%, due 1/15/2026	1,406,625(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil Field Equipment & Services – cont'd
$2,335,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	$ 2,311,650(a)
3,718,275
Packaging 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,960,000	4.13%, due 8/15/2026	2,619,600(a)
5,045,000	5.25%, due 8/15/2027	3,837,521(a)
1,630,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	1,644,955(a)
BWAY Holding Co.
1,630,000	5.50%, due 4/15/2024	1,612,258(a)
1,980,000	7.25%, due 4/15/2025	1,815,719(a)
2,900,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	2,438,954(a)
3,255,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	2,717,849(a)
3,015,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,668,275(a)
2,230,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	2,051,600(a)
Trivium Packaging Finance BV
2,050,000	5.50%, due 8/15/2026	2,019,250(a)
4,445,000	8.50%, due 8/15/2027	4,244,378(a)
27,670,359
Personal & Household Products 0.2%
2,220,000	Diamond BC BV, 4.63%, due 10/1/2029	1,881,406(a)
Pharmaceuticals 0.7%
Bausch Health Cos., Inc.
2,130,000	5.00%, due 1/30/2028	1,134,225(a)
2,205,000	5.00%, due 2/15/2029	1,116,568(a)
1,555,000	5.25%, due 2/15/2031	797,248(a)
1,795,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	1,590,855(a)
3,180,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	2,977,275(a)
7,616,171
Printing & Publishing 0.5%
McGraw-Hill Ed., Inc.
3,725,000	5.75%, due 8/1/2028	3,340,990(a)
2,300,000	8.00%, due 8/1/2029	1,932,000(a)
5,272,990
Real Estate Development & Management 1.3%
Realogy Group LLC/Realogy Co-Issuer Corp.
6,360,000	5.75%, due 1/15/2029	5,193,830(a)
11,250,000	5.25%, due 4/15/2030	8,973,000(a)
14,166,830
Real Estate Investment Trusts 3.5%
4,340,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	3,491,834(a)
2,155,000	EPR Properties, 4.50%, due 4/1/2025	2,107,630
Hospitality Properties Trust
953,000	4.65%, due 3/15/2024	866,649
3,372,000	4.35%, due 10/1/2024	3,017,080
1,605,000	4.95%, due 2/15/2027	1,321,565
1,005,000	3.95%, due 1/15/2028	743,932
1,670,000	4.38%, due 2/15/2030	1,221,955
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
Iron Mountain, Inc.
$5,171,000	4.88%, due 9/15/2027	$ 4,937,607(a)
3,399,000	5.25%, due 3/15/2028	3,246,045(a)
1,305,000	5.00%, due 7/15/2028	1,241,133(a)
2,800,000	4.88%, due 9/15/2029	2,569,758(a)
1,875,000	5.25%, due 7/15/2030	1,754,119(a)
MPT Operating Partnership L.P./MPT Finance Corp.
1,305,000	5.25%, due 8/1/2026	1,277,269
1,285,000	5.00%, due 10/15/2027	1,236,813
2,955,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, due 2/15/2029	2,694,618(a)
3,645,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	3,230,381(a)
Starwood Property Trust, Inc.
1,130,000	3.75%, due 12/31/2024	1,089,845(a)
1,070,000	4.75%, due 3/15/2025	1,062,767
XHR L.P.
520,000	6.38%, due 8/15/2025	523,697(a)
1,755,000	4.88%, due 6/1/2029	1,582,799(a)
39,217,496
Recreation & Travel 2.4%
Carnival Corp.
4,560,000	7.63%, due 3/1/2026	3,922,763(a)
4,285,000	5.75%, due 3/1/2027	3,434,663(a)
1,140,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, due 10/1/2028	1,120,558
1,600,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	1,467,760(a)
218,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	174,521(a)
NCL Corp. Ltd.
2,470,000	3.63%, due 12/15/2024	2,124,200(a)
1,500,000	5.88%, due 3/15/2026	1,223,355(a)
1,690,000	5.88%, due 2/15/2027	1,553,110(a)
7,910,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	5,926,884(a)
Six Flags Entertainment Corp.
2,105,000	4.88%, due 7/31/2024	2,076,035(a)
2,160,000	5.50%, due 4/15/2027	2,039,022(a)
1,047,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	1,076,745(a)
26,139,616
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.
150,000	3.50%, due 2/15/2029	136,647(a)
2,830,000	4.00%, due 10/15/2030	2,462,100(a)
3,225,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	2,906,918(a)
5,505,665
Software - Services 3.7%
3,360,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	3,101,582(a)
3,150,000	Central Parent, Inc./Central Merger Sub, Inc., 7.25%, due 6/15/2029	3,201,660(a)
8,060,000	Condor Merger Sub, Inc., 7.38%, due 2/15/2030	7,076,478(a)
7,370,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	5,384,295(a)
1,080,000	Fair Isaac Corp., 5.25%, due 5/15/2026	1,101,881(a)
1,980,000	Match Group, Inc., 5.63%, due 2/15/2029	1,940,400(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software - Services – cont'd
Open Text Corp.
$750,000	3.88%, due 2/15/2028	$ 689,971(a)
3,595,000	3.88%, due 12/1/2029	3,236,021(a)
1,740,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	1,548,868(a)
4,855,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	4,574,867(a)
10,400,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	7,643,111(a)
1,690,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,481,515(a)
40,980,649
Specialty Retail 1.3%
Carvana Co.
840,000	5.50%, due 4/15/2027	554,400(a)
4,400,000	4.88%, due 9/1/2029	2,626,580(a)
2,275,000	Foot Locker, Inc., 4.00%, due 10/1/2029	1,768,813(a)
4,485,000	Gap, Inc., 3.63%, due 10/1/2029	3,289,523(a)
1,375,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	1,134,010(a)
2,552,000	L Brands, Inc., 6.63%, due 10/1/2030	2,435,276(a)
2,800,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	2,392,592(a)
14,201,194
Steel Producers - Products 0.7%
Allegheny Technologies, Inc.
1,400,000	5.88%, due 12/1/2027	1,308,160
905,000	4.88%, due 10/1/2029	774,366
2,155,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,962,149
5,760,000	TMS Int'l Corp., 6.25%, due 4/15/2029	3,839,621(a)
7,884,296
Support - Services 6.4%
2,415,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,856,531(a)
615,000	APi Escrow Corp., 4.75%, due 10/15/2029	518,138(a)
1,295,000	APi Group DE, Inc., 4.13%, due 7/15/2029	1,078,062(a)
APX Group, Inc.
1,680,000	6.75%, due 2/15/2027	1,664,047(a)
4,410,000	5.75%, due 7/15/2029	3,678,284(a)
3,145,000	Aramark Services, Inc., 5.00%, due 2/1/2028	3,072,665(a)
4,585,000	ASGN, Inc., 4.63%, due 5/15/2028	4,252,587(a)
3,685,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, due 3/1/2029	3,360,388(a)
5,280,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	4,606,853(a)
1,115,000	Beacon Roofing Supply, Inc., 4.50%, due 11/15/2026	1,076,737(a)
4,495,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	3,978,075(a)
Garda World Security Corp.
835,000	4.63%, due 2/15/2027	753,295(a)
3,365,000	6.00%, due 6/1/2029	2,649,516(a)
3,005,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	2,434,050(a)
2,780,000	Hertz Corp., 5.00%, due 12/1/2029	2,377,025(a)
2,140,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	2,110,575(a)
925,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	869,870(a)
Nielsen Finance LLC/Nielsen Finance Co.
5,395,000	5.63%, due 10/1/2028	5,287,100(a)
4,495,000	5.88%, due 10/1/2030	4,410,719(a)
805,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	646,013(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Support - Services – cont'd
Prime Security Services Borrower LLC/Prime Finance, Inc.
$4,235,000	5.75%, due 4/15/2026	$ 4,303,903(a)
4,815,000	6.25%, due 1/15/2028	4,413,814(a)
1,330,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	1,196,202(a)
1,665,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,442,000(a)
United Rentals N.A., Inc.
545,000	5.25%, due 1/15/2030	550,981
1,230,000	4.00%, due 7/15/2030	1,131,600
2,540,000	3.75%, due 1/15/2032	2,232,711
2,280,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	2,205,376(a)
2,995,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	2,475,206(a)(d)
985,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	879,772(a)
71,512,095
Technology Hardware & Equipment 1.4%
2,040,000	Ciena Corp. Co., 4.00%, due 1/31/2030	1,866,600(a)
CommScope Technologies LLC
954,000	6.00%, due 6/15/2025	882,450(a)
8,150,000	5.00%, due 3/15/2027	6,700,808(a)
CommScope, Inc.
1,790,000	7.13%, due 7/1/2028	1,481,225(a)
2,420,000	4.75%, due 9/1/2029	2,104,141(a)
1,795,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,678,325(a)
1,115,000	NCR Corp., 5.13%, due 4/15/2029	1,070,484(a)
15,784,033
Telecom - Wireless 1.0%
Sprint Capital Corp.
1,845,000	6.88%, due 11/15/2028	2,071,012
1,895,000	8.75%, due 3/15/2032	2,454,025
Sprint Corp.
420,000	7.13%, due 6/15/2024	439,950
345,000	7.63%, due 2/15/2025	368,236
1,185,000	7.63%, due 3/1/2026	1,291,791
T-Mobile USA, Inc.
2,535,000	4.75%, due 2/1/2028	2,530,285
2,550,000	3.38%, due 4/15/2029	2,380,654
11,535,953
Telecom - Wireline Integrated & Services 7.4%
6,895,000	Altice France Holding SA, 6.00%, due 2/15/2028	5,322,457(a)
5,710,000	Altice France SA, 5.50%, due 1/15/2028	5,034,678(a)
3,795,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	3,065,070(a)
Consolidated Communications, Inc.
2,655,000	5.00%, due 10/1/2028	2,097,634(a)
1,930,000	6.50%, due 10/1/2028	1,659,800(a)
Frontier Communications Corp.
960,000	5.88%, due 10/15/2027	945,734(a)
1,505,000	5.00%, due 5/1/2028	1,414,309(a)
4,440,000	5.88%, due 11/1/2029	3,729,600
2,850,000	6.00%, due 1/15/2030	2,394,200(a)
2,225,000	8.75%, due 5/15/2030	2,362,705(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecom - Wireline Integrated & Services – cont'd
Iliad Holding SASU
$1,335,000	6.50%, due 10/15/2026	$ 1,281,400(a)
1,195,000	7.00%, due 10/15/2028	1,147,027(a)
Level 3 Financing, Inc.
11,984,000	4.63%, due 9/15/2027	10,953,855(a)
1,555,000	3.63%, due 1/15/2029	1,299,607(a)
4,630,000	3.75%, due 7/15/2029	3,831,325(a)
Lumen Technologies, Inc.
6,515,000	4.50%, due 1/15/2029	5,163,137(a)
6,695,000	5.38%, due 6/15/2029	5,590,325(a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
2,255,000	4.75%, due 4/30/2027	1,958,546(a)
2,680,000	6.00%, due 2/15/2028	2,057,930(a)
920,000	10.75%, due 6/1/2028	821,100(a)
Telecom Italia Capital SA
1,620,000	6.38%, due 11/15/2033	1,350,918
1,555,000	7.20%, due 7/18/2036	1,289,686
1,300,000	Telecom Italia SpA, 5.30%, due 5/30/2024	1,263,925(a)
2,070,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	2,082,938(a)
6,700,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	5,157,727(a)
1,195,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	1,091,537(a)
4,225,000	Vmed O2 UK Financing I PLC, 4.75%, due 7/15/2031	3,823,625(a)
Zayo Group Holdings, Inc.
310,000	4.00%, due 3/1/2027	271,331(a)
4,120,000	6.13%, due 3/1/2028	3,193,000(a)
81,655,126
Theaters & Entertainment 0.4%
Live Nation Entertainment, Inc.
1,590,000	5.63%, due 3/15/2026	1,570,125(a)
2,410,000	6.50%, due 5/15/2027	2,473,262(a)
4,043,387
Total Corporate Bonds (Cost $1,036,264,690)		947,517,283

Loan Assignments(c) 2.9%
Automotive 0.2%
1,682,030	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 5.37% , due 10/1/2025	1,651,754
Business Equipment & Services 0.2%
2,840,306	Service Logic Acquisition, Inc., Term Loan, (2M USD LIBOR + 4.00%, 3M USD LIBOR + 4.00%), 6.59% – 6.81%, due 10/29/2027	2,705,392(i)
Diversified Insurance 0.3%
3,550,675	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 10/1/2027	3,438,225
Electrical & Electronics 0.3%
4,203,238	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 7.53% , due 4/27/2028	3,544,716
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Financial Intermediaries 0.3%
	Asurion LLC
$2,190,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 7.62% , due 1/20/2029	$ 1,870,260
1,546,197	Term Loan B7, (1M USD LIBOR + 3.00%), 5.37% – 5.37%, due 11/3/2024	1,489,498
		3,359,758
Health Care 0.8%
5,885,000	Parexel Int'l Corporation, Second Lien Term Loan, (1M USD LIBOR + 6.50%), 8.87% , due 11/15/2029	5,561,325
1,216,872	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 5.87% , due 2/14/2025	1,165,921
3,090,964	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 7.58% , due 3/2/2027	2,521,702
		9,248,948
Nonferrous Metals - Minerals 0.2%
2,376,943	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 6.38% , due 5/1/2025	2,311,576
Oil & Gas 0.4%
2,130,000	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 7.12% , due 3/11/2026	1,966,927
2,107,077	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 8.53% , due 6/22/2026	2,027,408(j)(k)
		3,994,335
Retailers (except food & drug) 0.2%
2,435,407	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 6.12% , due 3/6/2028	2,222,309
Total Loan Assignments (Cost $34,821,459)		32,477,013

Convertible Bonds 0.4%
Cable & Satellite Television 0.4%
5,610,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $5,192,010)	3,991,765
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 6.3%
Investment Companies 6.3%
69,703,498	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(l) (Cost $69,703,498)	$69,703,498(m)
Total Investments 99.0% (Cost $1,192,897,382)		1,096,073,169
Other Assets Less Liabilities 1.0%		11,308,227(n)(o)
Net Assets 100.0%		$1,107,381,396

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $833,164,428, which represents 75.2% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(d)	Payment-in-kind (PIK) security.
(e)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $1,385,915, which represents 0.1% of net assets of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(i)	The stated interest rates represent the range of rates at July 31, 2022 of the underlying contracts within the Loan Assignment.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	All or a portion of this security had not settled as of July 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)	Represents 7-day effective yield as of July 31, 2022.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities, swaps and/or delayed delivery securities with a total value of $69,703,498.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
(o)	As of July 31, 2022, the value of unfunded loan commitments was $63,948 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$903,230,496	81.6%
Cayman Islands	48,691,221	4.4%
Canada	24,706,252	2.2%
United Kingdom	11,676,992	1.0%
France	7,463,105	0.7%
Netherlands	6,263,628	0.6%
Switzerland	6,219,116	0.6%
Luxembourg	5,322,457	0.5%
Germany	4,281,750	0.4%
Italy	3,904,529	0.3%
Finland	1,860,509	0.2%
Spain	1,590,855	0.1%
Ireland	1,158,761	0.1%
Short-Term Investments and Other Assets—Net	81,011,725	7.3%
	$1,107,381,396	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Total return swap contracts (“total return swaps”)
At July 31, 2022, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GS	iBoxx USD Liquid High Yield Index	USD	10,578,263	9/20/2022	1.45%	—%	SOFR	T/3M	$(21,737)	$(20,118)	$(41,855)
GS	iBoxx USD Liquid High Yield Index	USD	11,993,908	9/20/2022	1.45%	—%	SOFR	T/T	(6,092)	(21,239)	(27,331)
Total									$(27,829)	$(41,357)	$(69,186)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
At July 31, 2022, the Fund had cash collateral of $100,000 deposited in segregated accounts for Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$—	$42,383,610	$42,383,610
Corporate Bonds#	—	947,517,283	—	947,517,283
Loan Assignments#	—	32,477,013	—	32,477,013
Convertible Bonds#	—	3,991,765	—	3,991,765
Short-Term Investments	—	69,703,498	—	69,703,498
Total Investments	$—	$1,053,689,559	$42,383,610	$1,096,073,169

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$—	$(5,348)	$10,930	$—	$36,802	$—	$42,384	$(5,348)
Loan Assignments(2)	9,722	—	—	—	—	—	—	(9,722)	—	—
Total	$9,722	$—	$—	$(5,348)	$10,930	$—	$36,802	$(9,722)	$42,384	$(5,348)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
(1)	Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.
(2)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Liabilities	$—	$(69,186)	$—	$(69,186)
Total	$—	$(69,186)	$—	$(69,186)

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
Municipal Notes 98.8%
Alabama 6.3%
$700,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$ 718,920
400,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.), Ser. 2021-C-1, 4.00%, due 12/1/2026	409,813
4,000,000	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 2014-A, 1.95%, due 12/1/2037	4,000,000(a)
1,000,000	Lower Alabama Gas Dist. Rev. (LOC: Gas Proj. 2), (LOC: Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,021,776
500,000	Sumter Co. Ind. Dev. Au.(Green Bond-Enviva, Inc.), Ser. 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	509,730
		6,660,239
American Samoa 0.8%
750,000	American Samoa Econ. Dev. Au. Gen. Rev., 5.00%, due 9/1/2038	817,237(b)
Arizona 5.2%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	506,355(b)
1,500,000	Maricopa Co. Ind. Dev. Au. Exempt Fac. Rev. (Commercial Metals Co. Proj.), Ser. 2022, 4.00%, due 10/15/2047	1,389,682(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	805,284
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,315,241
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	259,562(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	507,952
245,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	203,789
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	512,923(b)
		5,500,788
Arkansas 0.9%
990,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	978,752
California 7.2%
390,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	408,229
	California HFA Muni. Cert.
956,784	Ser. 2019-A, 4.25%, due 1/15/2035	973,491
490,338	Ser. 2021-1-A, 3.50%, due 11/20/2035	474,364
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	255,308(b)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
410,000	Ser. 2015-A, 4.50%, due 10/1/2025	412,813
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	385,025(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	510,479(b)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	418,997(b)
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	829,993
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	47,000(b)(c)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	$ 6,216(b)(c)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	176,254(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	502,054(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	618,793(b)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	413,049(b)
55,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	57,770
5,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2021-B-2, 0.00%, due 6/1/2066	636,064
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	522,098
		7,647,997
Colorado 3.6%
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	477,321
1,140,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,098,105
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	502,113
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	269,618
175,000	Ser. 2015-A, 5.00%, due 12/1/2035	188,616
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	534,937
800,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	759,866(b)
		3,830,576
Florida 2.7%
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	7,000(b)(c)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	606,070
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	470,912(b)
135,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	134,502
	Miami Beach Hlth. Fac. Au. (Mount Sinai Med. Ctr. of Florida)
350,000	Ser. 2021-B, 4.00%, due 11/15/2038	351,014
400,000	Ser. 2021-B, 4.00%, due 11/15/2039	400,411
970,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	823,951
		2,793,860
Georgia 3.4%
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	369,717(b)
1,500,000	Main Street Natural Gas, Inc. Gas Supply Rev., Ser. 2022, 4.00%, due 8/1/2052 Putable 11/1/2027	1,487,452(b)
1,875,000	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer Proj.), Ser. 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	1,699,853
		3,557,022
Guam 1.0%
550,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2036	533,267
500,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2034	559,723
		1,092,990
Hawaii 0.2%
250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2035	249,989(b)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 8.6%
	Chicago G.O.
$1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	$ 1,042,656
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	535,036
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	211,096
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	516,869
500,000	Chicago Ref. G.O., Ser. 2021-A, 4.00%, due 1/1/2035	500,855
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	162,381
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	520,190
400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	421,218(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	439,528
	Illinois St. G.O.
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,188,320
600,000	Ser. 2020, 5.75%, due 5/1/2045	673,138
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	897,360
485,000	Ser. 2016, 5.00%, due 2/1/2026	524,463
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	479,032(b)
		9,112,142
Indiana 1.1%
500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021, 4.00%, due 11/15/2043	441,510
650,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/2023	675,956
		1,117,466
Iowa 2.5%
	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.)
1,160,000	Ser. 2020, 5.00%, due 10/1/2029	1,294,603
1,220,000	Ser. 2020, 5.00%, due 10/1/2030	1,368,105
		2,662,708
Kansas 0.2%
235,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	222,949
Kentucky 2.0%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	415,644
435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	441,112
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,013,412
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	203,914
		2,074,082
Louisiana 1.7%
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	401,097(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	255,190(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	541,117
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Louisiana – cont'd
$550,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	$ 547,942
		1,745,346
Maine 0.6%
500,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	413,607(b)
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	205,329(b)
		618,936
Maryland 1.0%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	214,691(b)
1,000,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	820,721
		1,035,412
Michigan 2.7%
1,050,000	Detroit Social Bonds G.O., Ser. 2021-A, 4.00%, due 4/1/2042	984,532
1,500,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,498,794
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	392,427
		2,875,753
Minnesota 0.7%
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	465,429
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	304,861
		770,290
Mississippi 0.2%
300,000	Mississippi Dev. Bank Spec. Oblig. (Jackson Co. Gomesa Proj.), Ser. 2021, 3.63%, due 11/1/2036	256,926(b)
Montana 0.7%
1,000,000	Gallatin Co. IDR (Bozeman Fiber Proj.), Ser. 2021-A, 4.00%, due 10/15/2051	783,730(b)
Nevada 0.5%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	507,924(b)
New Hampshire 0.6%
750,000	Nat'l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	663,496(b)
New Jersey 4.6%
	Atlantic City G.O. Ref.
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	219,953
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	220,463
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	363,185
250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	271,035
750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	836,674
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,391,857
1,115,000	Ser. 2017, 5.00%, due 10/1/2028	1,233,334
300,000	Newark Board of Ed. G.O. (Sustainability Bonds), Ser. 2021, (BAM Insured), 5.00%, due 7/15/2030	353,441
		4,889,942
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New Mexico 0.6%
$670,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 (Sr. Lien), Ser. 2022, 4.25%, due 5/1/2040	$595,127(b)
New York 7.2%
1,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Garnet Hlth. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2035	1,365,965(b)
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	908,926(b)
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	885,510
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	503,778
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	528,239
40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	38,941
200,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2021, 3.00%, due 8/1/2031	188,634
750,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	734,412
500,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	438,266(b)
1,500,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Kendal on Hudson Proj.), Ser. 2022-B, 5.00%, due 1/1/2051	1,551,480(d)
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	423,507
		7,567,658
North Carolina 0.1%
50,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	49,632
Ohio 8.0%
450,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2035	455,474
2,700,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	2,695,935
750,000	Cleveland-Cuyahoga Co. Port Au. Tax Increment Fin. Rev. Ref. (Sr.-Flats East Bank Proj.), Ser. 2021-A, 4.00%, due 12/1/2055	637,491(b)
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,562
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	492,702(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,005,262(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,404,571
750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	730,577
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,121
365,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	327,907(b)
		8,475,602
Oregon 0.6%
750,000	Yamhill Co. Hosp. Au. Ref. (Friendsview), 5.00%, due 11/15/2056	656,051
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Other 0.9%
$900,000	JPMorgan Chase Putters/Drivers Trust Var. Sts. Rev. (Putters), (LOC: JP Morgan Chase Bank N.A.), Ser. 2019, 1.80%, due 3/20/2024	$900,000(a)(b)
Pennsylvania 1.1%
200,000	Luzerne Co. G.O. Ref., Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	226,522
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	778,480
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	152,000(b)(c)
		1,157,002
Puerto Rico 4.8%
	Puerto Rico Commonwealth G.O. (Restructured)
32,273	Ser. 2021-A-1, 5.25%, due 7/1/2023	32,918
19,325	Ser. 2021-A-1, 0.00%, due 7/1/2024	17,972
64,367	Ser. 2021-A-1, 5.38%, due 7/1/2025	67,408
63,784	Ser. 2021-A-1, 5.63%, due 7/1/2027	69,103
62,750	Ser. 2021-A-1, 5.63%, due 7/1/2029	69,332
60,948	Ser. 2021-A-1, 5.75%, due 7/1/2031	68,391
74,376	Ser. 2021-A-1, 0.00%, due 7/1/2033	44,210
57,794	Ser. 2021-A-1, 4.00%, due 7/1/2033	55,322
51,950	Ser. 2021-A-1, 4.00%, due 7/1/2035	49,035
44,586	Ser. 2021-A-1, 4.00%, due 7/1/2037	41,629
60,620	Ser. 2021-A-1, 4.00%, due 7/1/2041	55,625
63,045	Ser. 2021-A-1, 4.00%, due 7/1/2046	56,745
287,831	Puerto Rico Commonwealth G.O., CVI, Subser. 2022, due 11/1/2043	153,630
2,500,000	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	2,043,750(c)(e)
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
550,000	Ser. 2021, 5.00%, due 7/1/2030	625,680
100,000	Ser. 2021, 5.00%, due 7/1/2034	112,000
1,500,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,513,007
		5,075,757
Rhode Island 0.7%
675,000	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2017-A, 5.00%, due 12/1/2024	715,536
South Carolina 1.4%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	503,106
150,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	170,496
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	375,539(b)
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (RePower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	200,000(b)(c)
300,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	248,416(b)
		1,497,557
Texas 8.8%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	765,575
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	401,003
750,000	Hale Ctr. Ed. Fac. Corp. Rev. Ref. (Wayland Baptist Univ. Proj.), Ser. 2022, 5.00%, due 3/1/2033	812,023
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
	Hidalgo Co. Reg. Mobility Au. Toll & Vehicle Registration Jr. Lien Ref.
$750,000	Ser. 2022-B, 4.00%, due 12/1/2037	$ 722,444
755,000	Ser. 2022-B, 4.00%, due 12/1/2039	719,492
1,000,000	Ser. 2022-B, 4.00%, due 12/1/2040	947,566
	Houston Arpt. Sys. Rev. (United Airlines, Inc. Terminal Imp. Proj.)
400,000	Ser. 2015-B-1, 5.00%, due 7/15/2030	408,466
750,000	Ser. 2021-B-1, 4.00%, due 7/15/2041	680,207
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583(b)(c)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	500,755(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	250,000
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	425,000(c)
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	263,196(b)
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	509,534
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,105,326
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	775,469
		9,309,639
Utah 1.8%
750,000	Mida Mountain Village Pub. Infrastructure Dist. Spec. Assessment (Mountain Village Assessment Area Number 2), Ser. 2021, 4.00%, due 8/1/2050	614,051(b)
	Utah Infrastructure Agcy. Telecommunication Rev.
600,000	Ser. 2019-A, 4.00%, due 10/15/2036	566,491
1,000,000	Ser. 2021, 3.00%, due 10/15/2045	698,899
		1,879,441
Vermont 0.7%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	498,860(b)
190,000	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/2028	192,763
		691,623
Virginia 0.6%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035 Pre-Refunded 3/1/2025	431,593(b)
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	205,364(b)
		636,957
Washington 0.5%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	541,284
Wisconsin 2.0%
300,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	307,246(b)
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	444,316
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	368,674
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	466,635(b)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$500,000	Pub. Fin. Spec. Fac. Au. Rev. (Sky Harbour Cap. LLC Aviation Fac. Proj.), Ser. 2021, 4.00%, due 7/1/2041	$ 408,694
200,000	St. Croix Chippewa Indians of Wisconsin Ref., Ser. 2021, 5.00%, due 9/30/2041	163,964(b)
		2,159,529
Total Investments 98.8% (Cost $112,005,113)		104,374,947
Other Assets Less Liabilities 1.2%		1,221,420
Net Assets 100.0%		$105,596,367

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2022.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $25,888,958, which represents 24.5% of net assets of the Fund.

(c)	Defaulted security.
(d)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $1,551,480, which represents 1.5% of net assets of the Fund.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $2,043,750.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$104,374,947	$—	$104,374,947
Total Investments	$—	$104,374,947	$—	$104,374,947

#	The Schedule of Investments provides information on the state/territory or industry categorization.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
Municipal Notes 96.3%
Alabama 1.1%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$ 644,528
250,000	Sumter Co. Ind. Dev. Au.(Green Bond-Enviva, Inc.), Ser. 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	254,865
		899,393
Arkansas 1.1%
550,000	Benton Washington Reg. Pub. Wtr. Au. Rev. Green Bond, Ser. 2022, (BAM Insured), 4.00%, due 10/1/2033	594,721
315,000	Russellville City Wtr. & Swr. Rev., Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	332,482
		927,203
California 2.0%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	282,261
225,000	California St. Hlth. Fac. Fin. Au. Rev. (Green Bond-Kaiser Foundation Hosp.), Subser. 2017-A-1, 5.00%, due 11/1/2027	258,617
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	895,830
200,000	San Diego Assoc. of Gov't Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	208,460
		1,645,168
Colorado 2.0%
200,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	189,966(a)
1,500,000	Univ. of Colorado Enterprise Sys. Rev. Ref. (Univ. Enterprise Green Bond), Ser. 2021-C-3B, 2.00%, due 6/1/2051 Putable 10/15/2026	1,473,230
		1,663,196
Connecticut 0.6%
500,000	Waterbury Hsg. Au. Multi-Family Hsg. Rev. (Exchange Place Proj.), Ser. 2020, 0.40%, due 2/1/2023 Putable 8/1/2022	500,000
District of Columbia 0.8%
625,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	663,664
Florida 2.0%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,369,343
275,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	323,608
		1,692,951
Georgia 1.3%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,097,558
Illinois 2.2%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,050,224
800,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	812,519
		1,862,743
Indiana 4.8%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	888,305
895,000	Ser. 2018, 5.00%, due 1/15/2026	983,665
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana – cont'd
	West Central Conservancy Dist. Savage Rev. Ref.
$660,000	Ser. 2021, 4.00%, due 7/1/2029	$ 733,900
410,000	Ser. 2021, 4.00%, due 7/1/2030	456,651
900,000	Ser. 2021, 4.00%, due 1/1/2032	997,160
		4,059,681
Iowa 1.4%
1,000,000	Iowa St. Board Regents Hosp. Rev. (Univ. of Iowa Hosp. & Clinics), Ser. 2022-A, 5.00%, due 9/1/2032	1,206,937
Kentucky 7.6%
	Breathitt Co. Sch. Dist. Fin. Corp. Rev.
210,000	Ser. 2021, 2.00%, due 4/1/2027	205,845
835,000	Ser. 2021, 2.00%, due 4/1/2029	789,164
	Daviess Co. Sch. Dist. Fin. Corp. Rev.
775,000	Ser. 2021-A, 5.00%, due 12/1/2027	882,324
900,000	Ser. 2021-A, 2.00%, due 12/1/2031	809,590
	Green Co. Sch. Dist. Fin. Corp.
525,000	Ser. 2021, 2.00%, due 10/1/2024	526,287
335,000	Ser. 2021, 2.00%, due 10/1/2025	335,028
650,000	Ser. 2021, 2.00%, due 10/1/2026	646,974
	Lewis Co. Sch. Dist. Fin. Corp. Rev.
460,000	Ser. 2021-B, 2.00%, due 8/1/2024	459,904
585,000	Ser. 2021-B, 2.00%, due 8/1/2025	583,030
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,109,838
		6,347,984
Louisiana 3.2%
1,220,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,291,331
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	567,279
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	860,839
		2,719,449
Maine 0.3%
300,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	248,164(a)
Massachusetts 0.6%
500,000	Massachusetts HFA Rev., Ser. 2020-C-2, (HUD Section 8 Insured), 0.50%, due 6/1/2023	494,628
Michigan 12.4%
500,000	City of Detroit MI G.O., Ser. 2021-A, 4.00%, due 4/1/2040	479,080
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,072,166
	Fowlerville Comm. Sch. Dist. Ref. G.O.
1,000,000	Ser. 2022, 3.00%, due 5/1/2029	1,039,724
1,000,000	Ser. 2022, 4.00%, due 5/1/2033	1,100,307
	Kent Hosp. Fin. Au. Rev. (Mary Free Bed Rehabilitation Hosp.)
105,000	Ser. 2021-A, 5.00%, due 4/1/2028	117,188
915,000	Ser. 2021-A, 4.00%, due 4/1/2033	943,351
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	553,814
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	752,299
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	299,063
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,018,407
1,000,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	999,196
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan – cont'd
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
$785,000	Ser. 2018, 5.00%, due 5/1/2036	$ 884,899
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,132,663
		10,392,157
Minnesota 0.8%
500,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2022, 2.63%, due 12/1/2023	500,425
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	213,181(a)
		713,606
Mississippi 2.0%
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043 Pre-Refunded 1/1/2028	509,548
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048 Pre-Refunded 1/1/2028	1,158,065
		1,667,613
Missouri 3.5%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,054,087
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	764,575
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	589,465
500,000	Missouri St. Hlth. & Ed. Fac. Au. (St. Louis Collage of Pharmacy Proj.), Ser. 2013, 5.00%, due 5/1/2023	510,888
		2,919,015
New Jersey 2.8%
485,000	New Jersey St. Econ. Dev. Au. Rev. (Social Bonds), Ser. 2021-QQQ, 5.00%, due 6/15/2025	520,348
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	659,383
570,000	New Jersey St. Trans. Trust Fund Au. Rev. Ref., Ser. 2021-A, 5.00%, due 6/15/2031	646,754
575,000	Newark Board of Ed. G.O. (Sustainability Bonds), Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	514,803
		2,341,288
New York 13.1%
250,000	Buffalo Swr. Au. Env. Impact Rev. (Green Bond), Ser. 2021, (BAM Insured), 1.75%, due 6/15/2049	190,144(b)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	204,372(a)
	Metro. Trans. Au. Rev.
1,315,000	Ser. 2008-B-3, 5.00%, due 11/15/2023	1,366,710
1,000,000	Ser. 2016-B, 5.00%, due 11/15/2025	1,071,886
200,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2017-B, 5.00%, due 11/15/2023	207,865
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	156,923
1,000,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2029	1,163,617
	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds)
1,060,000	Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	1,027,662
825,000	Ser. 2021-F-1, 1.05%, due 5/1/2028	745,407
1,090,000	Ser. 2021-F-1, 1.25%, due 5/1/2029	973,097
500,000	New York City Hsg. Dev. Corp. Rev., Ser. 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	423,513
500,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), Ser. 2022-DD, 1.90%, due 6/15/2033	500,000(c)
185,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2018-I, 2.65%, due 5/1/2023	186,167
1,730,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	1,303,658
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$435,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	$ 433,315
500,000	New York St. Pwr. Au. Rev. (Green Transmission Proj. -Green Bond), Ser. 2022-A, (AGM Insured), 5.00%, due 11/15/2024	538,319
500,000	Rhinebeck Central Sch. Dist., Ser. 2021, 3.00%, due 6/15/2024	512,044
		11,004,699
North Carolina 1.1%
910,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	730,159
175,000	Scotland Co. Rev., Ser. 2018, 5.00%, due 12/1/2026	195,012
		925,171
North Dakota 0.6%
190,000	Cass Co. Jt. Wtr. Res. Dist., Ser. 2021-A, 0.48%, due 5/1/2024	183,149
300,000	City of Larimore ND G.O., Ser. 2021, 0.85%, due 5/1/2024	290,159
		473,308
Ohio 2.9%
520,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	525,074
1,000,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	967,429
175,000	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond), Ser. 2019-A, 5.00%, due 2/15/2023	178,222
400,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (2045 Initiative Proj.), 2.00%, due 12/1/2031	360,660
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	246,351(a)
125,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	112,297(a)
		2,390,033
Oklahoma 2.0%
870,000	Johnston Co. Ed. Fac. Au. Lease Rev. (Tishomingo Pub. Sch. Proj.), Ser. 2022, 4.00%, due 9/1/2030	965,073
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	724,872
		1,689,945
Pennsylvania 3.9%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	335,681
565,000	Ser. 2018, 5.00%, due 6/1/2032	649,086
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	1,014,683
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	740,132
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	519,017
		3,258,599
Puerto Rico 0.6%
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
100,000	Ser. 2021, 5.00%, due 7/1/2035	111,524
200,000	Ser. 2021, 4.00%, due 7/1/2036	195,272
200,000	Ser. 2021, 4.00%, due 7/1/2038	193,090
		499,886
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 3.9%
	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref.
$355,000	Ser. 2020, 5.00%, due 12/1/2025	$ 387,253
1,175,000	Ser. 2020, 5.00%, due 12/1/2026	1,309,369
445,000	Ser. 2020, 5.00%, due 12/1/2027	503,754
800,000	Newberry Investing in Children's Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	834,291
175,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	131,439(a)
150,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	124,208(a)
		3,290,314
Tennessee 1.8%
	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev.
500,000	Ser. 2019, 3.25%, due 7/1/2032	502,243
1,070,000	Ser. 2021-1, 1.80%, due 1/1/2031	966,811
		1,469,054
Texas 7.0%
410,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	431,946
625,000	Hidalgo Co. Reg. Mobility Au. Rev. Toll & Vehicle Registration Jr. Lien Ref., Ser. 2022-B, 4.00%, due 12/1/2038	598,879
500,000	New Caney Independent Sch. Dist., Ser. 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	488,895
1,350,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	1,551,292
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,159,937
500,000	West Travis Co. Pub. Utils. Agcy. Rev. Ref., Ser. 2017, (BAM Insured), 5.00%, due 8/15/2026	556,423
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,088,544
		5,875,916
Virginia 1.7%
1,510,000	Virginia St. Hsg. Dev. Au., Ser. 2019 E, 2.90%, due 12/1/2038	1,397,664
Washington 2.0%
1,000,000	Discovery Clean Wtr. Alliance Swr. Rev., Ser. 2022, 5.00%, due 12/1/2037	1,172,029
491,673	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	466,657
		1,638,686
West Virginia 3.2%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	524,207
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	743,019
275,000	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.), Ser. 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	278,240
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	$ 1,112,058
		2,657,524
Total Investments 96.3% (Cost $83,735,413)		80,633,197
Other Assets Less Liabilities 3.7%		3,125,671
Net Assets 100.0%		$83,758,868

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $1,469,978, which represents 1.8% of net assets of the Fund.

(b)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$80,633,197	$—	$80,633,197
Total Investments	$—	$80,633,197	$—	$80,633,197

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
Municipal Notes 93.7%
Alabama 5.4%
$1,380,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$ 1,417,299
4,635,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.), Ser. 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	4,731,297
2,410,000	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 2014-A, 1.95%, due 12/1/2037	2,410,000(a)
1,500,000	Lower Alabama Gas Dist. Rev. (LOC: Gas Proj. 2), (LOC: Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,532,664
		10,091,260
Arizona 0.8%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	531,633
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	990,521
		1,522,154
Arkansas 0.4%
875,000	Mountain Home AR Sales & Use Tax Rev., Ser. 2021-B, 2.00%, due 9/1/2038	687,980
California 5.8%
	California HFA Muni. Cert.
1,631,007	Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,656,299
490,338	Ser. 2021-1-A, 3.50%, due 11/20/2035	474,364
865,000	California St. G.O., Ser. 2020, 4.00%, due 11/1/2034	934,848
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	106,972
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	1,860,961
4,000,000	East Bay Muni. Utils. Dist. Wtr. Sys. Rev., Ser. 2022-B-1, 5.00%, due 6/1/2033	4,936,298
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	124,981
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	441,894
165,000	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/2027	146,250
180,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	179,093
		10,861,960
Colorado 1.0%
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,012,632
400,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	387,845
440,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	432,111
		1,832,588
Connecticut 2.9%
705,000	Connecticut HFA Hsg. Fin. Mtge. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	711,910
1,725,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	1,781,197
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	467,297
2,000,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. Ref. (Stamford Hosp. Issue-Forward Delivery), Ser. 2022-M, 4.00%, due 7/1/2035	2,008,989
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	434,568
		5,403,961
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
$610,000	Ser. 2018, 5.00%, due 6/1/2027	$ 671,382
500,000	Ser. 2018, 5.00%, due 6/1/2028	554,624
		1,226,006
District of Columbia 0.8%
350,000	Dist. of Columbia Rev. (Assoc. of American Med. College), (Goldman Sachs Group, Inc.), Ser. 2011-A, 5.00%, due 10/1/2022	352,083
	Washington Convention & Sports Au. Rev.
765,000	Ser. 2021-A, 5.00%, due 10/1/2027	875,264
310,000	Ser. 2021-A, 5.00%, due 10/1/2028	359,258
		1,586,605
Florida 5.3%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	739,161
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,056,612
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	811,074
1,400,000	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group), Ser. 2020-A, 5.00%, due 8/15/2031	1,549,710
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	341,995
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,066,213
1,550,000	Miami-Dade Co. Hsg. Fin. Au. Rev. (Platform II LLC), Ser. 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,519,256
485,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	457,649
	Wildwood Utils. Dependent Dist. Rev. (Sr.-South Sumter Utils. Proj.)
350,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2034	412,258
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2035	352,407
250,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2036	292,948
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2037	350,659
		9,949,942
Georgia 2.3%
2,500,000	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer Proj.), Ser. 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,266,471
	Muni. Elec. Au. of Georgia (Plant Vogtle Units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	548,573
100,000	Ser. 2019-A, 5.00%, due 1/1/2033	109,052
540,000	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/2025 Pre-Refunded 4/1/2024	569,482
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	835,652
		4,329,230
Illinois 12.3%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	542,240
	Chicago Ref. G.O.
200,000	Ser. 2020-A, 5.00%, due 1/1/2026	213,082
955,000	Ser. 2021-A, 4.00%, due 1/1/2035	956,633
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
	Illinois Fin. Au. Rev.
$835,000	Ser. 2018 (LOC: Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), 4.00%, due 12/1/2038	$ 853,930
1,065,000	Ser. 2018, (BAM Insured) (LOC: Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 5.00%, due 12/1/2029	1,221,686
20,000	Ser. 2018, (BAM Insured) (LOC: Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 4.00%, due 12/1/2042	20,373
1,750,000	Illinois St., Ser. 2021-A, 5.00%, due 3/1/2046	1,869,396
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,093,463
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,085,856
	Illinois St. G.O.
2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	3,244,373
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,188,320
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,019,413
500,000	Ser. 2021-A, 4.00%, due 3/1/2039	484,712
	Peoria Co. Sch. Dist. No. 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	426,893
1,005,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,087,525
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,028,555
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	562,582
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	577,215
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	999,822
665,000	Ser. 2014, 5.00%, due 12/1/2028	711,038
2,000,000	Tender Option Bond Trust Receipts/Cert., Ser. 2020, (LOC: JP Morgan Chase Bank N.A.), 1.46%, due 1/1/2037	2,000,000(a)(b)
		23,187,107
Indiana 1.5%
375,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	354,729
500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021, 4.00%, due 11/15/2043	441,510
	Indiana St. Hsg. & CDA Single Family Mtge. Rev.
795,000	Ser. 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	721,598
295,000	Ser. 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	265,279
550,000	Ser. 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	486,345
505,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	561,474
		2,830,935
Iowa 1.5%
1,050,000	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2027	1,155,317
1,205,000	Iowa St. Fin. Au. Single Family Mtge. Rev., Ser. 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	1,061,484
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	643,084
		2,859,885
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kansas 0.8%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
$305,000	Ser. 2018, 5.00%, due 9/1/2025	$ 331,802
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,144,681
		1,476,483
Kentucky 0.8%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,509,759
Louisiana 0.4%
750,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	718,580
Maryland 0.9%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	214,691(b)
1,825,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	1,497,816
		1,712,507
Massachusetts 0.7%
1,200,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2021-G, 5.00%, due 7/1/2050	1,302,027
Michigan 1.8%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,053,521
730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	731,505
	Walled Lake Cons. Sch. Dist.
650,000	Ser. 2020, 5.00%, due 5/1/2032	767,528
675,000	Ser. 2020, 5.00%, due 5/1/2033	793,861
		3,346,415
Minnesota 0.3%
500,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	497,272
Mississippi 2.0%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,395,352
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	356,763
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,112,595
		3,864,710
Missouri 0.6%
500,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	504,725
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
265,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	263,417
310,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	313,885
		1,082,027
Nevada 0.3%
500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	577,198
New Jersey 3.1%
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,237,729
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New Jersey – cont'd
$1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	$ 1,659,194
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	670,663
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
645,000	Ser. 2018-A, 5.00%, due 12/15/2032	708,539
200,000	Ser. 2019-A, 5.00%, due 12/15/2028	224,646
180,000	New Jersey St. Turnpike. Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	182,357
750,000	Newark G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2027	850,622
295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	301,174
		5,834,924
New York 13.8%
140,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	147,106
410,000	Broome Co. Local Dev. Corp. Rev. (Good Shepherd Village at Endwell, Inc. Proj.), Ser. 2021, 4.00%, due 1/1/2047	359,905
	Dutchess Co. Local Dev. Corp. Rev. Ref. (Culinary Institute of America Proj.)
200,000	Ser. 2021, 5.00%, due 7/1/2033	220,241
150,000	Ser. 2021, 4.00%, due 7/1/2035	150,617
100,000	Ser. 2021, 4.00%, due 7/1/2036	100,174
150,000	Ser. 2021, 4.00%, due 7/1/2037	149,680
320,000	Ser. 2021, 4.00%, due 7/1/2039	316,267
100,000	Ser. 2021, 4.00%, due 7/1/2040	98,348
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,234,014
520,000	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	533,260
	Long Island Pwr. Au. Elec. Sys. Gen. Rev.
800,000	Ser. 2020-A, 5.00%, due 9/1/2033	935,327
450,000	Ser. 2020-A, 5.00%, due 9/1/2034	522,427
3,000,000	Metro. Trans. Au. Rev., Ser. 2020-A-1, 5.00%, due 2/1/2023	3,046,631
100,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-E, 4.00%, due 11/15/2045	96,897
825,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	883,346
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	540,100
900,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2028	1,033,612
2,475,000	New York City Hsg. Dev. Corp. Rev., Ser. 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	2,096,391
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
100,000	Ser. 2015-C, 5.00%, due 11/1/2027	107,595
1,750,000	Subser. 2016-A-1, 4.00%, due 5/1/2031	1,835,089
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	356,033
625,000	Ser. 2019, 5.00%, due 12/1/2038	715,449
300,000	Ser. 2019, 5.00%, due 12/1/2039	342,258
	New York G.O.
65,000	Ser. 2018 E-1, 5.00%, due 3/1/2031	73,687
1,000,000	Subser. 2018-F-1, 5.00%, due 4/1/2034	1,122,135
	New York Liberty Dev. Corp. Ref. Rev. Green Bonds (4 World Trade Ctr. Proj.)
150,000	Ser. 2021-A, 2.50%, due 11/15/2036	125,552
1,850,000	Ser. 2021-A, 2.75%, due 11/15/2041	1,529,004
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	840,626
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	504,124
420,000	Onondaga Civic Dev. Corp. (Le Moyne Collage Proj.), Ser. 2021, 5.00%, due 7/1/2034	462,602
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Onondaga Civic Dev. Corp. Ref. (Le Moyne Collage Proj.)
$300,000	Ser. 2022, 4.00%, due 7/1/2034	$ 302,099
300,000	Ser. 2022, 4.00%, due 7/1/2036	300,523
450,000	Ser. 2022, 4.00%, due 7/1/2039	444,751
500,000	Ser. 2022, 4.00%, due 7/1/2042	486,556
500,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	489,608
2,500,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	2,487,169
500,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Kendal on Hudson Proj.), Ser. 2022-B, 5.00%, due 1/1/2041	524,904(c)
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	444,690
		25,958,797
North Carolina 1.1%
2,000,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	2,086,951
Ohio 3.2%
1,000,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	1,009,757
3,450,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	3,444,806
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,563
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	932,284
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,121
		6,112,531
Oklahoma 2.1%
2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	2,226,849
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,715,037
		3,941,886
Pennsylvania 7.4%
2,615,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	2,999,767(d)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,041,977
565,000	Ser. 2017, 5.00%, due 11/1/2029	623,709
500,000	Ser. 2017, 5.00%, due 11/1/2030	549,771
	Luzerne Co. G.O. Ref
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	438,083
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	169,891
200,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	219,042
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	78,378
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
350,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	383,323
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	576,964
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	273,973
1,025,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,096,881
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,255,924
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
$400,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 5.00%, due 12/1/2033	$ 451,340
1,690,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	1,906,801
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	858,642
		13,924,466
Puerto Rico 1.2%
800,000	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.), Ser. 2021, 5.00%, due 7/1/2029	902,217
1,391,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,403,062
		2,305,279
South Carolina 2.0%
2,000,000	South Carolina St. Hsg. Fin. & Dev. Au. Mtge. Rev., Ser. 2021 A, 1.85%, due 7/1/2036	1,606,842
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,104,020
		3,710,862
Tennessee 2.1%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	710,847
1,335,000	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev., Ser. 2019-2, 3.00%, due 7/1/2039	1,309,360
	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.)
445,000	Ser. 2017-A, 4.00%, due 5/1/2048 Putable 5/1/2023	450,573
1,500,000	Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,539,518
		4,010,298
Texas 3.8%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	653,366
2,450,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	2,536,579
750,000	Hidalgo Co. Reg. Mobility Au. Rev., Ser. 2022-B, 4.00%, due 12/1/2041	706,511
250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	281,692
900,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	926,992
125,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	126,730
290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	316,519
710,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	827,186
700,000	Tender Option Bond Trust Receipts/CTFS Various St. (Floaters), Ser. 2021, (LOC: Deutsche Bank A.G.), 1.58%, due 1/1/2061	700,000(a)(b)
		7,075,575
Utah 1.5%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	753,286
380,000	Ser. 2018, 5.00%, due 5/1/2034	429,754
	Utah Infrastructure Agcy. Telecommunication Rev.
200,000	Ser. 2019-A, 4.00%, due 10/15/2036	188,830
500,000	Ser. 2021-A, 4.00%, due 10/15/2038	463,170
100,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	103,721
960,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	976,684
		2,915,445
Virginia 0.5%
1,115,000	Virginia St. Hsg. Dev. Au., Ser. 2021, ( (GNMA/FNMA/FHLMC Insured), 1.05%, due 12/1/2027	1,024,242
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Washington 0.5%
$85,000	North Thurston Pub. Sch. G.O., Ser. 2016, 4.00%, due 12/1/2028	$ 90,908
800,000	Whitman Co. Sch. Dist. No. 267 Pullman G.O., Ser. 2016, 4.00%, due 12/1/2029	853,208
		944,116
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	778,577
Wisconsin 1.8%
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	444,316
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	466,635(b)
480,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	483,907
	Wisconsin St. Hsg. & Econ. Dev. Au. Home Ownership Rev.
675,000	Ser. 2021-A, 1.25%, due 3/1/2028	626,676
720,000	Ser. 2021-A, 1.35%, due 9/1/2028	665,483
700,000	Ser. 2021-A, 1.45%, due 3/1/2029	639,438
		3,326,455
Total Investments 93.7% (Cost $183,376,577)		176,406,995
Other Assets Less Liabilities 6.3%		11,905,244
Net Assets 100.0%		$188,312,239

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2022.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $3,381,326, which represents 1.8% of net assets of the Fund.

(c)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $524,904, which represents 0.3% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $2,999,767.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$176,406,995	$—	$176,406,995
Total Investments	$—	$176,406,995	$—	$176,406,995

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
U.S. Treasury Obligations 4.1%
$7,000,000	U.S. Cash Management Bill, 1.70%, due 10/4/2022 (Cost $6,978,851)	$6,971,938(a)

Mortgage-Backed Securities 24.3%
Collateralized Mortgage Obligations 8.5%
28,975	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	28,816(b)(c)
1,082,763	COLT Mortgage Loan Trust, Ser. 2021-5, Class A1, 1.73%, due 11/26/2066	968,577(b)(c)
Connecticut Avenue Securities Trust
38,231	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 4.56%, due 8/25/2031	38,186(b)(d)
251,868	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 3.06%, due 10/25/2041	240,836(b)(d)
1,700,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 3.41%, due 12/25/2041	1,572,497(b)(d)
275,957	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 4.47%, due 6/25/2042	279,036(b)(d)
793,564	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	714,846(b)(c)
Fannie Mae Connecticut Avenue Securities
594,218	Ser. 2016-C01, Class 2M2, (1M USD LIBOR + 6.95%), 9.21%, due 8/25/2028	624,642(d)
467,695	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 8.26%, due 9/25/2028	487,458(d)
165,715	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 7.56%, due 10/25/2028	171,981(d)
561,192	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 6.51%, due 1/25/2029	574,548(d)
755,339	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 5.26%, due 10/25/2029	768,114(d)
91,368	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 5.11%, due 11/25/2029	92,053(d)
830,972	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 4.46%, due 1/25/2030	842,017(d)
634,966	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 5.06%, due 2/25/2030	637,378(d)
554,125	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 4.51%, due 7/25/2030	557,401(d)
801,547	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 4.46%, due 8/25/2030	785,517(d)
578,336	Ser. 2018-C03, Class 1M2, (1M USD LIBOR + 2.15%), 4.41%, due 10/25/2030	586,147(d)
Freddie Mac Structured Agency Credit Risk Debt Notes
614,927	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 5.51%, due 7/25/2029	624,266(d)
721,765	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.61%, due 4/25/2030	726,608(d)
393,257	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 2.26%, due 10/25/2032	392,016(b)(d)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
408,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 5.26%, due 2/25/2042	383,527(b)(d)
469,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 6.76%, due 3/25/2042	462,298(b)(d)
458,790	GCAT Trust, Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	390,751(b)(c)
29,881	HarborView Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 2.84%, due 6/19/2034	28,496(d)
270,135	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	255,779(b)(c)
469,859	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	413,929(b)(c)
2,597	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	2,590(b)(c)
Verus Securitization Trust
409,642	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	359,281(b)(c)
438,235	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	378,724(b)(c)
14,388,315
Commercial Mortgage-Backed 15.7%
BANK
927,588	Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	874,053
73,000	Ser. 2022-BNK39, Class A4, 2.93%, due 2/15/2055	67,490
575,000	Ser. 2019-BN22, Class A4, 2.98%, due 11/15/2062	541,524
BBCMS Mortgage Trust
513,731	Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	492,564
615,000	Ser. 2020-C7, Class A5, 2.04%, due 4/15/2053	539,833
4,423,226	Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	373,723(c)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$662,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	$ 638,178(b)
	Benchmark Mortgage Trust
154,164	Ser. 2019-B12, Class A2, 3.00%, due 8/15/2052	150,413
325,000	Ser. 2019-B12, Class AS, 3.42%, due 8/15/2052	302,165
102,000	Ser. 2020-B21, Class A5, 1.98%, due 12/17/2053	88,060
122,000	Ser. 2021-B29, Class A5, 2.39%, due 9/15/2054	107,976
7,453,570	Ser. 2021-B30, Class XA, 0.82%, due 11/15/2054	425,933(c)(e)
600,000	Ser. 2021-B30, Class A5, 2.58%, due 11/15/2054	538,634
244,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	153,375(b)
104,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	60,006(b)
200,000	Ser. 2021-B31, Class A5, 2.67%, due 12/15/2054	180,831
300,000	Ser. 2019-B10, Class B, 4.18%, due 3/15/2062	283,283(c)
228,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 5.65%, due 4/15/2037	220,046(b)(d)
	BX Commercial Mortgage Trust
100,000	Ser. 2021-VOLT, Class A, (1M USD LIBOR + 0.70%), 2.70%, due 9/15/2036	96,169(b)(d)
1,640,000	Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 3.65%, due 9/15/2036	1,551,626(b)(d)
	BX Trust
484,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 3.59%, due 9/15/2034	454,272(b)(d)
400,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	363,628(b)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M CME Term SOFR + 1.01%), 2.97%, due 2/15/2038	255,609(b)(d)
	CAMB Commercial Mortgage Trust
1,429,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 3.75%, due 12/15/2037	1,379,840(b)(d)
595,000	Ser. 2019-LIFE, Class E, (1M USD LIBOR + 2.15%), 4.15%, due 12/15/2037	574,593(b)(d)
140,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 4.55%, due 12/15/2037	133,974(b)(d)
	Citigroup Commercial Mortgage Trust
888,738	Ser. 2014-GC25, Class AAB, 3.37%, due 10/10/2047	881,614
674,599	Ser. 2015-GC27, Class AAB, 2.94%, due 2/10/2048	665,874
660,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	655,791
340,408	Ser. 2016-P4, Class AAB, 2.78%, due 7/10/2049	332,783
77,252	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	77,168
334,000	Ser. 2022-GC48, Class A5, 4.58%, due 5/15/2054	354,101(c)
	Commercial Mortgage Trust
1,000,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	988,990
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	990,241
1,000,000	Ser. 2014-UBS2, Class A5, 3.96%, due 3/10/2047	994,526
1,373,455	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	19,735(c)(e)
430,031	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	427,475
4,953,498	Ser. 2014-UBS6, Class XA, 0.85%, due 12/10/2047	78,209(c)(e)
475,000	Ser. 2016-COR1, Class AM, 3.49%, due 10/10/2049	451,412
401,785	Ser. 2015-PC1, Class ASB, 3.61%, due 7/10/2050	398,655
355,528	Ser. 2013-CR11, Class ASB, 3.66%, due 8/10/2050	355,087
	CSAIL Commercial Mortgage Trust
6,777,990	Ser. 2016-C5, Class XA, 0.91%, due 11/15/2048	159,103(c)(e)
646,795	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	640,297
640,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	620,689(b)(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	107,794(c)(e)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,683,816	Ser. KW03, Class X1, 0.83%, due 6/25/2027	159,557(c)(e)
3,416,713	Ser. K095, Class X1, 0.95%, due 6/25/2029	184,173(c)(e)
5,282,474	Ser. K096, Class X1, 1.13%, due 7/25/2029	341,604(c)(e)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	343,902(c)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
GS Mortgage Securities Trust
$132,000	Ser. 2022-ECI, Class A, (1M CME Term SOFR + 2.19%), 4.36%, due 8/15/2039	$ 131,439(b)(d)(f)
120,619	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	119,528(b)
60,779,602	Ser. 2013-GC13, Class XA, 0.06%, due 7/10/2046	22,647(c)(e)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	96,388
572,798	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/2048	566,009
15,068,770	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	254,808(c)(e)
29,000	Ser. 2020-GC47, Class A5, 2.38%, due 5/12/2053	26,042
400,000	Hilton USA Trust, Ser. 2016-HHV, Class D, 4.19%, due 11/5/2038	367,782(b)(c)
400,000	Hudson Yards Mortgage Trust, Ser. 2016-10HY, Class A, 2.84%, due 8/10/2038	377,102(b)
403,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 4.74%, due 8/15/2037	400,985(b)(d)(g)
356,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	302,746(b)(c)
1,025,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 4.55%, due 11/15/2038	944,526(b)(d)
135,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 3.75%, due 3/15/2036	124,264(b)(d)
Taubman Centers Commercial Mortgage Trust
185,000	Ser. 2022-DPM, Class A, (1M CME Term SOFR + 2.19%), 4.14%, due 5/15/2037	181,513(b)(d)
216,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 4.89%, due 5/15/2037	208,121(b)(d)
181,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 5.74%, due 5/15/2037	173,398(b)(d)
177,312	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	176,140
3,853,254	Wells Fargo Commercial Mortgage Trust, Ser. 2019-C52, Class XA, 1.60%, due 8/15/2052	302,912(c)(e)
910,000	WFRBS Commercial Mortgage Trust, Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	900,534
26,753,462
Fannie Mae 0.1%
100,215	Pass-Through Certificates, 4.50%, due 4/1/2039 - 5/1/2044	104,270
Freddie Mac 0.0%(h)
75,509	Pass-Through Certificates, 4.50%, due 11/1/2039	78,711
Total Mortgage-Backed Securities (Cost $44,579,798)		41,324,758
Asset-Backed Securities 12.7%
875,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M CME Term SOFR + 1.20%), 3.53%, due 10/15/2034	844,039(b)(d)
1,450,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,430,048(b)
643,107	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	598,931(b)
Avis Budget Rental Car Funding AESOP LLC
640,000	Ser. 2020-1A, Class A, 2.33%, due 8/20/2026	613,462(b)
500,000	Ser. 2020-2A, Class B, 2.96%, due 2/20/2027	465,762(b)
485,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	430,091(b)
270,100	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	244,612(b)
1,140,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,117,999(b)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 5.39%, due 4/18/2031	928,126(b)(d)
435,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 3.93%, due 10/20/2034	420,212(b)(d)
3,100,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 3.83%, due 4/15/2034	3,030,406(b)(d)
574,325	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	554,276(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
MVW LLC
$492,206	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	$ 451,453(b)
349,200	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	320,732(b)
151,236	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	137,895(b)
Navient Student Loan Trust
335,231	Ser. 2021-BA, Class A, 0.94%, due 7/15/2069	305,815(b)
173,630	Ser. 2021-CA, Class A, 1.06%, due 10/15/2069	159,090(b)
341,530	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	306,446(b)
375,272	Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	330,906(b)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 6.68%, due 10/25/2032	946,325(b)(d)
771,888	OneMain Financial Issuance Trust, Ser. 2020-1A, Class A, 3.84%, due 5/14/2032	768,305(b)
PFS Financing Corp.
960,000	Ser. 2021-A, Class A, 0.71%, due 4/15/2026	904,539(b)
673,000	Ser. 2022-A, Class A, 2.47%, due 2/15/2027	647,912(b)
580,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	534,439(b)
410,000	SBA Tower Trust, Ser. 2014-2A, Class C, 3.87%, due 10/15/2049	403,782(b)
Sierra Timeshare Receivables Funding LLC
89,145	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	87,133(b)
104,804	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	100,646(b)
306,482	Ser. 2022-1A, Class A, 3.05%, due 10/20/2038	296,894(b)
409,441	Ser. 2022-1A, Class C, 3.94%, due 10/20/2038	395,541(b)
SoFi Professional Loan Program Trust
317,479	Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	290,265(b)
490,000	Ser. 2018-C, Class BFX, 4.13%, due 1/25/2048	476,444(b)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 5.71%, due 4/15/2033	465,371(b)(d)
893,167	Vantage Data Centers Issuer LLC, Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	865,934(b)
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 6.74%, due 7/19/2028	923,774(b)(d)(i)
875,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 3.73%, due 10/15/2034	848,605(b)(d)
Total Asset-Backed Securities (Cost $22,774,938)		21,646,210

Corporate Bonds 43.9%
Aerospace & Defense 0.6%
1,150,000	Boeing Co., 2.20%, due 2/4/2026	1,070,822
Agriculture 0.2%
465,000	BAT Capital Corp., 2.26%, due 3/25/2028	398,538
Airlines 1.2%
930,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	914,646(b)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	114,912(b)
465,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	459,187(b)
640,000	United Airlines, Inc., 4.38%, due 4/15/2026	614,400(b)
2,103,145
Auto Manufacturers 1.9%
General Motors Financial Co., Inc.
490,000	3.80%, due 4/7/2025	483,420
470,000	2.75%, due 6/20/2025	449,391
300,000	2.70%, due 8/20/2027	270,440
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
Volkswagen Group of America Finance LLC
$1,485,000	3.35%, due 5/13/2025	$ 1,454,354(b)
515,000	3.95%, due 6/6/2025	512,293(b)
3,169,898
Auto Parts & Equipment 0.3%
435,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	427,679
Banks 14.7%
450,000	Banco Santander SA, 2.75%, due 5/28/2025	429,478
Bank of America Corp.
1,425,000	Ser. L, 3.95%, due 4/21/2025	1,425,786
1,000,000	3.84%, due 4/25/2025	997,680(j)
1,585,000	3.38%, due 4/2/2026	1,548,205(j)
1,575,000	BNP Paribas SA, 3.80%, due 1/10/2024	1,570,468(b)
Citigroup, Inc.
1,175,000	3.35%, due 4/24/2025	1,161,122(j)
1,500,000	2.01%, due 1/25/2026	1,423,375(j)
Goldman Sachs Group, Inc.
780,000	0.66%, due 9/10/2024	749,463(j)
2,230,000	1.95%, due 10/21/2027	2,035,098(j)
JPMorgan Chase & Co.
1,100,000	2.30%, due 10/15/2025	1,055,288(j)
745,000	4.08%, due 4/26/2026	744,405(j)
1,985,000	1.47%, due 9/22/2027	1,774,703(j)
Morgan Stanley
750,000	3.62%, due 4/17/2025	743,145(j)
1,560,000	0.79%, due 5/30/2025	1,465,000(j)
2,265,000	1.59%, due 5/4/2027	2,062,826(j)
2,500,000	Royal Bank of Canada, 3.38%, due 4/14/2025	2,482,332
Wells Fargo & Co.
1,750,000	3.55%, due 9/29/2025	1,743,717
1,630,000	3.91%, due 4/25/2026	1,619,659(j)
25,031,750
Cosmetics - Personal Care 0.2%
400,000	GSK Consumer Healthcare Capital U.S. LLC, 3.02%, due 3/24/2024	395,110(b)
Diversified Financial Services 2.7%
AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
700,000	4.50%, due 9/15/2023	699,175
460,000	6.50%, due 7/15/2025	475,671
1,260,000	American Express Co., 3.95%, due 8/1/2025	1,268,936(f)
1,040,000	Capital One Financial Corp., 4.17%, due 5/9/2025	1,031,264(j)
670,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	515,900(b)(k)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/16/2025	170,567(b)
600,000	OneMain Finance Corp., 3.50%, due 1/15/2027	510,865
4,672,378
Electric 0.3%
495,000	Duke Energy Corp., 2.65%, due 9/1/2026	474,524
Electric - Generation 0.3%
470,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	441,800(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment 1.5%
$2,700,000	Magallanes, Inc., 3.76%, due 3/15/2027	$2,595,675(b)
Food 0.5%
1,030,000	JBS USA Food Co., 2.50%, due 1/15/2027	915,531(b)
Healthcare - Products 0.6%
1,005,000	Baxter Int'l, Inc., 1.32%, due 11/29/2024	950,685
Healthcare - Services 1.4%
805,000	Select Medical Corp., 6.25%, due 8/15/2026	806,047(b)
1,600,000	UnitedHealth Group, Inc., 3.70%, due 5/15/2027	1,633,981
		2,440,028
Home Builders 0.1%
150,000	TRI Pointe Group, Inc., 5.25%, due 6/1/2027	144,027
Insurance 0.4%
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	743,540(b)
Leisure Time 0.9%
	Carnival Corp.
235,000	10.50%, due 2/1/2026	246,755(b)
225,000	5.75%, due 3/1/2027	180,350(b)
390,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	357,766(b)
435,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	374,100(b)
470,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	368,926(b)
		1,527,897
Media 0.7%
800,000	Comcast Corp., 4.15%, due 10/15/2028	820,177
450,000	Fox Corp., 3.05%, due 4/7/2025	439,845
		1,260,022
Oil & Gas 0.5%
380,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	370,090(b)
285,000	Callon Petroleum Co., 6.38%, due 7/1/2026	273,221
185,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	184,726(b)
75,000	PDC Energy, Inc., 5.75%, due 5/15/2026	73,312
		901,349
Packaging & Containers 0.9%
1,540,000	Sonoco Products Co., 1.80%, due 2/1/2025	1,459,876
Pharmaceuticals 1.6%
1,000,000	AbbVie, Inc., 2.95%, due 11/21/2026	975,641
750,000	Takeda Pharmaceutical Co. Ltd., 4.40%, due 11/26/2023	756,365
1,065,000	Upjohn, Inc., 1.65%, due 6/22/2025	975,709
		2,707,715
Pipelines 2.3%
290,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	289,236(b)
	EQM Midstream Partners L.P.
333,000	6.00%, due 7/1/2025	330,519(b)
180,000	7.50%, due 6/1/2027	183,943(b)
455,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	440,847
540,000	MPLX L.P., 4.88%, due 6/1/2025	550,954
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
	New Fortress Energy, Inc.
$890,000	6.75%, due 9/15/2025	$ 868,863(b)
520,000	6.50%, due 9/30/2026	492,466(b)
230,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	219,446(b)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
120,000	7.50%, due 10/1/2025	120,251(b)
390,000	6.00%, due 3/1/2027	362,307(b)
		3,858,832
Real Estate Investment Trusts 2.0%
	American Tower Corp.
1,370,000	1.60%, due 4/15/2026	1,249,791
735,000	1.45%, due 9/15/2026	657,264
545,000	Hospitality Properties Trust, 4.35%, due 10/1/2024	487,636
275,000	Starwood Property Trust, Inc., 4.75%, due 3/15/2025	273,141
550,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	553,437(b)
100,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 6/15/2025	97,060(b)
		3,318,329
Retail 0.5%
900,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	799,794
Semiconductors 1.5%
600,000	Broadcom, Inc., 3.15%, due 11/15/2025	587,673
2,170,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,990,673
		2,578,346
Software 2.1%
460,000	Infor, Inc., 1.45%, due 7/15/2023	447,309(b)
2,550,000	Oracle Corp., 1.65%, due 3/25/2026	2,344,189
910,000	VMware, Inc., 1.00%, due 8/15/2024	856,118
		3,647,616
Telecommunications 4.0%
	AT&T, Inc.
2,175,000	1.70%, due 3/25/2026	2,029,882
1,050,000	1.65%, due 2/1/2028	933,655
515,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	430,416(b)
	T-Mobile USA, Inc.
1,150,000	3.50%, due 4/15/2025	1,136,585
1,010,000	3.75%, due 4/15/2027	994,015
	Verizon Communications, Inc.
815,000	1.45%, due 3/20/2026	762,762
450,000	2.63%, due 8/15/2026	435,542
		6,722,857
Total Corporate Bonds (Cost $78,338,689)		74,757,763

Convertible Bonds 0.3%
Media 0.3%
210,000	DISH Network Corp., 2.38%, due 3/15/2024	186,900
465,000	DISH Network Corp., 3.38%, due 8/15/2026	330,868
Total Convertible Bonds (Cost $618,372)		517,768
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Municipal Notes 0.7%
Louisiana 0.7%
$1,200,000	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Utils. Restoration Corp. Proj.), Ser. 2022-A, 3.62%, due 2/1/2029 (Cost $1,200,000)	$1,199,278
Number of Shares

Short-Term Investments 14.8%
Investment Companies 14.8%
25,072,738	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(l) (Cost $25,072,738)	25,072,738(m)
Total Investments 100.8% (Cost $179,563,386)		171,490,453
Liabilities Less Other Assets (0.8)%		(1,279,239)(n)
Net Assets 100.0%		$170,211,214

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $57,063,704, which represents 33.5% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2022.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only”
holding.

(f)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $1,400,375, which represents 0.8% of net assets of the Fund.
(g)
Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2022 amounted to $400,985, which represents 0.2% of net assets of the Fund.

(h)	Represents less than 0.05% of net assets of the Fund.
(i)	Value determined using significant unobservable inputs.
(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Payment-in-kind (PIK) security.
(l)	Represents 7-day effective yield as of July 31, 2022.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities, futures and/or swaps with a total value of $25,072,738.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$128,460,674	75.5%
Cayman Islands	9,178,367	5.4%
Canada	2,482,332	1.5%
Germany	1,966,647	1.2%
France	1,570,468	0.9%
Ireland	1,174,846	0.7%
Japan	756,365	0.4%
Spain	429,478	0.2%
United Kingdom	398,538	0.2%
Short-Term Investments and Other Liabilities—Net	23,793,499	14.0%
	$170,211,214	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	453	U.S. Treasury Note, 2 Year	$95,338,805	$108,345
Total Long Positions			$95,338,805	$108,345

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	298	U.S. Treasury Note, 5 Year	$(33,890,516)	$(168,578)
9/2022	57	U.S. Treasury Note, 10 Year	(6,905,016)	(92,844)
9/2022	4	U.S. Treasury Note, Ultra 10 Year	(525,000)	(15,769)
9/2022	4	U.S. Treasury Ultra Bond	(633,250)	(18,219)
10/2022	42	Federal Funds, 30 Day	(16,993,859)	2,423
Total Short Positions			$(58,947,641)	$(292,987)
Total Futures				$(184,642)
At July 31, 2022, the Fund had $873,940 deposited in a segregated account to cover margin requirements on open futures.
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx High Yield Corporate Bond ETF	USD	3,076,777	10/21/2022	1.37%	(0.90)%	SOFR	T/T	$51,155	$(405)	$50,750
Total									$51,155	$(405)	$50,750

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$6,971,938	$—	$6,971,938
Mortgage-Backed Securities#	—	41,324,758	—	41,324,758
Asset-Backed Securities	—	20,722,436	923,774	21,646,210
Corporate Bonds#	—	74,757,763	—	74,757,763
Convertible Bonds#	—	517,768	—	517,768
Municipal Notes#	—	1,199,278	—	1,199,278
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Short-Term Investments	$—	$25,072,738	$—	$25,072,738
Total Investments	$—	$170,566,679	$923,774	$171,490,453

#	The Schedule of Investments provides information on the industry, state or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$—	$(76,215)	$—	$—	$999,989	$—	$923,774	$(76,215)
Total	$—	$—	$—	$(76,215)	$—	$—	$999,989	$—	$923,774	$(76,215)

(1)	Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$110,768	$—	$—	$110,768
Liabilities	(295,410)	—	—	(295,410)
Swaps
Assets	—	50,750	—	50,750
Total	$(184,642)	$50,750	$—	$(133,892)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
July 31, 2022

Principal Amount(a)		Value
U.S. Treasury Obligations 13.9%
	U.S. Treasury Bonds
$5,950,000	4.38%, due 2/15/2038	$ 7,172,074
9,640,000	4.25%, due 11/15/2040	11,226,834
4,910,000	3.00%, due 5/15/2042	4,730,478
4,530,000	3.25%, due 5/15/2042	4,534,955
10,195,000	2.50%, due 2/15/2045	8,838,587
8,880,000	2.38%, due 11/15/2049	7,683,975
11,650,000	1.88%, due 2/15/2051	8,955,027
16,745,000	2.88%, due 5/15/2052	16,195,555
	U.S. Treasury Inflation-Indexed Bonds
580,408	2.13%, due 2/15/2041	719,841(b)
215,939	0.25%, due 2/15/2050	185,168(b)
13,078,677	0.13%, due 2/15/2052	10,969,741(b)
6,016,734	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 4/15/2025 - 1/15/2032	6,037,106(b)
	U.S. Treasury Notes
115,100,000	0.13%, due 3/31/2023	112,959,859(c)
15,000,000	0.25%, due 4/15/2023	14,714,648
45,470,000	0.38%, due 10/31/2023	44,045,510
43,260,000	0.88%, due 6/30/2026	40,230,110
84,260,000	1.25%, due 3/31/2028 - 8/15/2031	76,294,108
32,325,000	1.63%, due 5/15/2031	29,745,313
Total U.S. Treasury Obligations (Cost $427,295,808)		405,238,889
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	2,574,949

Mortgage-Backed Securities 39.8%
Collateralized Mortgage Obligations 8.3%
	Connecticut Avenue Securities Trust
228,284	Ser. 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 4.36%, due 9/25/2039	228,284(d)(e)
5,000,000	Ser. 2020-R02, Class 2B1, (1M USD LIBOR + 3.00%), 5.26%, due 1/25/2040	4,399,283(d)(e)
8,504,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 3.41%, due 12/25/2041	7,866,187(d)(e)
4,726,000	Ser. 2022-R04, Class 1M2, (SOFR30A + 3.10%), 4.61%, due 3/25/2042	4,585,952(d)(e)
11,745,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 5.01%, due 3/25/2042	11,657,674(d)(e)
4,838,053	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 4.47%, due 6/25/2042	4,892,041(d)(e)
	Fannie Mae Connecticut Avenue Securities
13,448,792	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 5.26%, due 10/25/2029	13,676,261(e)
742,904	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 4.46%, due 1/25/2030	752,779(e)
5,698,818	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 5.06%, due 2/25/2030	5,720,471(e)
1,475,009	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 4.66%, due 5/25/2030	1,482,385(e)
7,018,203	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 4.51%, due 7/25/2030	7,059,699(e)
2,723,653	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 4.46%, due 8/25/2030	2,669,181(e)
461,695	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 4.81%, due 12/25/2030	455,324(e)
2,727,592	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 4.61%, due 1/25/2031	2,701,853(e)
	Fannie Mae Interest Strip
7,214,088	Ser. 413, Class C26, 4.00%, due 10/25/2041	1,238,684(f)
9,146,318	Ser. 418, Class C24, 4.00%, due 8/25/2043	1,595,733(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Fannie Mae Real Estate Mortgage Investment Conduits
$976,208	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 4.44%, due 7/25/2041	$ 24,863(e)(f)
6,754,008	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 3.89%, due 6/25/2043	1,072,299(e)(f)
8,185,784	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 3.84%, due 12/25/2044	1,235,091(e)(f)
4,602,975	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 3.84%, due 3/25/2046	606,441(e)(f)
3,809,912	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 3.74%, due 6/25/2046	596,432(e)(f)
4,301,742	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 3.74%, due 9/25/2046	673,885(e)(f)
7,444,601	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 3.74%, due 9/25/2046	1,214,356(e)(f)
8,889,560	Ser. 2019-33, Class SN, (6.10% - 1M USD LIBOR), 3.84%, due 7/25/2049	1,293,520(e)(f)
16,049,145	Ser. 2021-76, Class AI, 3.50%, due 11/25/2051	2,723,810(f)
Freddie Mac Real Estate Mortgage Investment Conduits
5,066,603	Ser. 4117, Class IO, 4.00%, due 10/15/2042	895,915(f)
6,869,235	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 4.15%, due 1/15/2043	1,124,553(e)(f)
3,347,605	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 4.15%, due 3/15/2045	516,719(e)(f)
3,082,159	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 4.00%, due 10/15/2046	502,580(e)(f)
5,846,517	Ser. 4994, Class LI, 4.00%, due 12/25/2048	1,088,593(f)
4,511,514	Ser. 4953, Class BI, 4.50%, due 2/25/2050	1,023,902(f)
20,761,946	Ser. 5142, Class CI, 2.50%, due 9/25/2051	2,507,188(f)
Freddie Mac Structured Agency Credit Risk Debt Notes
3,834,405	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 4.06%, due 7/25/2030	3,738,546(e)
12,353,607	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 4.56%, due 9/25/2030	12,391,657(e)
5,000,000	Ser. 2019-HQA1, Class B1, (1M USD LIBOR + 4.40%), 6.66%, due 2/25/2049	5,012,542(d)(e)
13,232,000	Ser. 2019-DNA2, Class B1, (1M USD LIBOR + 4.35%), 6.61%, due 3/25/2049	13,508,999(d)(e)
13,680,000	Ser. 2019-HQA2, Class B1, (1M USD LIBOR + 4.10%), 6.36%, due 4/25/2049	13,680,010(d)(e)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
8,054,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 5.26%, due 2/25/2042	7,570,898(d)(e)
9,400,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 6.76%, due 3/25/2042	9,265,665(d)(e)
5,496,000	Ser. 2022-DNA3, Class M1B, (SOFR30A + 2.90%), 4.41%, due 4/25/2042	5,333,355(d)(e)
Government National Mortgage Association
1,914,616	Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 3.94%, due 12/16/2043	274,974(e)(f)
7,921,549	Ser. 2015-144, Class HS, (6.20% - 1M USD LIBOR), 4.07%, due 10/20/2045	1,149,013(e)(f)
5,578,940	Ser. 2015-187, Class AI, 4.50%, due 12/20/2045	965,630(f)
7,613,618	Ser. 2017-112, Class KS, (6.20% - 1M USD LIBOR), 4.07%, due 7/20/2047	981,332(e)(f)
10,165,638	Ser. 2020-151, Class MI, 2.50%, due 10/20/2050	1,297,588(f)
16,788,898	Ser. 2021-30, Class DI, 2.50%, due 2/20/2051	2,161,678(f)
11,718,739	Ser. 2021-196, Class IO, 2.50%, due 11/20/2051	1,655,854(f)
232,182	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.32%), 2.58%, due 10/25/2036	215,888(e)
8,881,764	Onslow Bay Mortgage Loan Trust, Ser. 2021-NQM4, Class A1, 1.96%, due 10/25/2061	7,768,980(d)(g)
12,764,358	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	11,244,949(d)(g)
25,294,211	Starwood Mortgage Residential Trust, Ser. 2021-5, Class A1, 1.92%, due 9/25/2066	22,442,007(d)(g)
Verus Securitization Trust
25,759,461	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	22,481,853(d)(g)
6,624,522	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	5,724,933(d)(g)
3,578,148	Ser. 2022-4, Class A3, 4.74%, due 4/25/2067	3,452,095(d)(g)
240,400,384
Commercial Mortgage-Backed 3.9%
94,095,179	BBCMS Mortgage Trust, Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	7,950,205(f)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$47,428,633	Ser. 2021-B30, Class XA, 0.82%, due 11/15/2054	$ 2,710,300(f)(g)
600,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	346,188(d)
8,573,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 5.65%, due 4/15/2037	8,273,913(d)(e)
9,875,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 3.65%, due 9/15/2036	9,342,870(d)(e)
BX Trust
9,825,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 3.59%, due 9/15/2034	9,221,526(d)(e)
8,221,000	Ser. 2019-OC11, Class D, 4.08%, due 12/9/2041	7,317,960(d)(g)
CAMB Commercial Mortgage Trust
1,620,000	Ser. 2019-LIFE, Class E, (1M USD LIBOR + 2.15%), 4.15%, due 12/15/2037	1,564,438(d)(e)
3,730,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 4.55%, due 12/15/2037	3,569,451(d)(e)
Citigroup Commercial Mortgage Trust
982,680	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	969,782(d)
46,224,742	Ser. 2014-GC25, Class XA, 0.95%, due 10/10/2047	755,456(f)(g)
26,052,912	Ser. 2015-GC27, Class XA, 1.32%, due 2/10/2048	677,438(f)(g)
Commercial Mortgage Trust
72,873	Ser. 2012-CR3, Class XA, 1.79%, due 10/15/2045	7(f)(g)
6,200,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	6,131,738
29,336,628	Ser. 2014-CR16, Class XA, 0.94%, due 4/10/2047	384,351(f)(g)
26,609,122	Ser. 2014-CR17, Class XA, 0.95%, due 5/10/2047	336,981(f)(g)
38,921,486	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	559,263(f)(g)
42,227,624	Ser. 2014-UBS6, Class XA, 0.85%, due 12/10/2047	666,715(f)(g)
31,344,588	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.72%, due 6/15/2057	488,985(f)(g)
Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	5,294,753(f)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	2,566,788(f)(g)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	7,252,357(f)(g)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,322,675(f)(g)
Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	391,072(f)(g)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	468,264(f)(g)
GS Mortgage Securities Trust
2,231,000	Ser. 2022-ECI, Class A, (1M CME Term SOFR + 2.19%), 4.36%, due 8/15/2039	2,221,518(d)(e)(h)
49,354,981	Ser. 2014-GC18, Class XA, 1.03%, due 1/10/2047	569,221(f)(g)
42,360,818	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	716,309(f)(g)
1,534,500	Hilton USA Trust, Ser. 2016-HHV, Class C, 4.19%, due 11/5/2038	1,451,469(d)(g)
2,691,058	Hudson Yards Mortgage Trust, Ser. 2016-10HY, Class C, 2.98%, due 8/10/2038	2,462,410(d)(g)
6,840,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 4.74%, due 8/15/2037	6,805,800(d)(e)(i)
6,838,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	5,815,104(d)(g)
3,422,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 4.55%, due 11/15/2038	3,153,334(d)(e)
2,432,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 3.75%, due 3/15/2036	2,238,588(d)(e)
Taubman Centers Commercial Mortgage Trust
4,573,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 4.89%, due 5/15/2037	4,406,200(d)(e)
3,832,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 5.74%, due 5/15/2037	3,671,061(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
WF-RBS Commercial Mortgage Trust
$102,868,000	Ser. 2013-C14, Class XB, 0.12%, due 6/15/2046	$ 161,657(f)(g)
29,474,399	Ser. 2014-C21, Class XA, 1.01%, due 8/15/2047	453,390(f)(g)
50,376,598	Ser. 2014-C25, Class XA, 0.79%, due 11/15/2047	761,397(f)(g)
14,713,438	Ser. 2014-C22, Class XA, 0.79%, due 9/15/2057	184,899(f)(g)
113,635,833
Fannie Mae 3.5%
Pass-Through Certificates
51,559,286	2.50%, due 8/1/2051 - 5/1/2052	48,181,405(j)
29,914,441	3.00%, due 6/1/2050 - 5/1/2052	28,893,344(j)
14,900,348	3.50%, due 5/1/2051 - 6/1/2052	14,767,623
3,060,992	4.00%, due 5/1/2052	3,088,409(j)
5,959,185	4.50%, due 7/1/2052	6,069,205(j)
100,999,986
Freddie Mac 1.2%
Pass-Through Certificates
14,147,356	2.50%, due 5/1/2051 - 4/1/2052	13,212,010
10,733,614	3.00%, due 12/1/2051 - 4/1/2052	10,360,272
2,891,820	3.50%, due 5/1/2052	2,864,248(j)
7,190,465	4.00%, due 7/1/2052	7,240,638
2,640,878	4.50%, due 7/1/2052	2,688,998
36,366,166
Ginnie Mae 5.5%
Pass-Through Certificates
377	7.00%, due 8/15/2032	416
28,515,000	3.00%, TBA, 30 Year Maturity	27,767,873(k)
34,590,000	3.50%, TBA, 30 Year Maturity	34,433,264(k)
42,025,000	4.00%, TBA, 30 Year Maturity	42,456,741(k)
43,750,000	4.50%, TBA, 30 Year Maturity	44,589,112(k)
9,400,000	5.00%, TBA, 30 Year Maturity	9,633,164(k)
158,880,570
Uniform Mortgage-Backed Securities 17.4%
Pass-Through Certificates
43,155,000	2.50%, TBA, 30 Year Maturity	40,208,753(k)
110,895,000	3.00%, TBA, 30 Year Maturity	106,785,167(k)
117,155,000	3.50%, TBA, 30 Year Maturity	115,933,110(k)
103,490,000	4.00%, TBA, 30 Year Maturity	104,003,408(k)
66,205,000	4.50%, TBA, 30 Year Maturity	67,355,829(k)
70,845,000	5.00%, TBA, 30 Year Maturity	72,762,796(k)
507,049,063
Total Mortgage-Backed Securities (Cost $1,191,602,941)		1,157,332,002
Asset-Backed Securities 7.4%
1,650,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M CME Term SOFR + 7.20%), 9.53%, due 10/15/2034	1,494,637(d)(e)(l)
1,000,000	AB BSL CLO, Ser. 2020-1A, Class DR, (3M CME Term SOFR + 3.45%), 5.78%, due 1/15/2035	939,620(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
AIG CLO LLC
$1,500,000	Ser. 2020-1A, Class DR, (3M USD LIBOR + 3.00%), 5.51%, due 4/15/2034	$ 1,356,971(d)(e)
3,000,000	Ser. 2020-1A, Class ER, (3M USD LIBOR + 6.30%), 8.81%, due 4/15/2034	2,595,096(d)(e)(l)
1,050,000	AIMCO CLO 10 Ltd., Ser. 2019-10A, Class DR, (3M USD LIBOR + 2.90%), 5.66%, due 7/22/2032	980,222(d)(e)
1,100,000	AIMCO CLO Ltd., Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 7.89%, due 4/17/2031	950,100(d)(e)(l)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 8.71%, due 7/20/2031	480,454(d)(e)(l)
9,980,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	9,842,675(d)
Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 5.21%, due 1/20/2031	458,477(d)(e)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 8.21%, due 1/20/2031	429,873(d)(e)(l)
811,595	Apollo Aviation Securitization Asset Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	670,377(d)
Ares LIII CLO Ltd.
4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 6.53%, due 4/24/2031	4,563,880(d)(e)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 9.63%, due 4/24/2031	1,495,909(d)(e)(l)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 8.61%, due 10/15/2030	1,709,482(d)(e)(l)
1,000,000	Ares XXVII CLO Ltd., Ser. 2013-2A, Class ER2, (3M USD LIBOR + 6.75%), 9.54%, due 10/28/2034	903,288(d)(e)(l)
Assurant CLO II Ltd.
250,000	Ser. 2018-2A, Class D, (3M USD LIBOR + 2.85%), 5.56%, due 4/20/2031	229,212(d)(e)
1,500,000	Ser. 2018-2A, Class E, (3M USD LIBOR + 5.60%), 8.31%, due 4/20/2031	1,286,818(d)(e)(l)
4,988,000	Avis Budget Rental Car Funding AESOP LLC, Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	4,423,289(d)
1,300,000	Ballyrock CLO 19 Ltd., Ser. 2022-19A, Class C, (3M CME Term SOFR + 3.50%), 4.67%, due 4/20/2035	1,223,736(d)(e)
1,000,000	Battalion CLO XXI Ltd., Ser. 2021-21A, Class D, (3M USD LIBOR + 3.30%), 5.81%, due 7/15/2034	881,939(d)(e)
4,625,000	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	4,188,568(d)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 8.92%, due 10/15/2030	2,569,647(d)(e)(l)
1,000,000	Benefit Street Partners CLO XXII Ltd., Ser. 2020-22A, Class DR, (3M CME Term SOFR + 3.35%), 5.83%, due 4/20/2035	873,140(d)(e)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D1R, (3M USD LIBOR + 3.30%), 5.81%, due 7/15/2036	654,208(d)(e)
2,000,000	BlueMountain CLO XXXIII Ltd., Ser. 2021-33A, Class E, (3M USD LIBOR + 6.83%), 8.31%, due 11/20/2034	1,766,980(d)(e)(l)
110,432	Canadian Pacer Auto Receivables Trust, Ser. 2021-1A, Class A2A, 0.24%, due 10/19/2023	109,820(d)
Canyon Capital CLO Ltd.
650,000	Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 8.28%, due 1/30/2031	551,814(d)(e)(l)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.41%), 8.92%, due 4/15/2034	889,829(d)(e)(l)
652,000	Capital One Prime Auto Receivables Trust, Ser. 2022-1, Class A2, 2.71%, due 6/16/2025	646,009
Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 5.31%, due 1/20/2031	927,166(d)(e)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 8.61%, due 1/20/2031	880,947(d)(e)(l)
1,120,000	CARLYLE U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 8.01%, due 1/20/2030	951,893(d)(e)(l)
67,665	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.48%), 2.74%, due 3/25/2036	67,627(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
CIFC Funding III Ltd.
	$2,350,000	Ser. 2019-3A, Class DR, (3M USD LIBOR + 6.80%), 9.54%, due 10/16/2034	$ 2,117,139(d)(e)(l)
	750,000	Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 10/20/2034	664,266(d)(e)(l)
	2,000,000	Ser. 2021-3A, Class D, (3M USD LIBOR + 3.00%), 5.51%, due 7/15/2036	1,850,826(d)(e)
	1,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 2.18%, due 8/8/2024	1,499,999(e)
	402,202	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.32%), 2.58%, due 9/25/2036	363,134(e)
Crown City CLO III
	3,000,000	Ser. 2021-1A, Class C, (3M USD LIBOR + 3.30%), 6.01%, due 7/20/2034	2,635,071(d)(e)
	3,000,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 6.75%), 9.46%, due 7/20/2034	2,590,667(d)(e)(l)
	213,727	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	210,773(d)
	180,000	DLLST LLC, Ser. 2022-1A, Class A2, 2.79%, due 1/22/2024	178,351(d)
	3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 9.39%, due 4/15/2029	3,289,203(d)(e)(l)
	250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 8.36%, due 10/15/2030	219,232(d)(e)(l)
	850,000	Dryden 49 Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 9.04%, due 7/18/2030	736,133(d)(e)(l)
Dryden 53 CLO Ltd.
	300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 4.91%, due 1/15/2031	273,654(d)(e)
	750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 7.81%, due 1/15/2031	638,765(d)(e)(l)
	2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 8.94%, due 10/19/2029	2,025,426(d)(e)(l)
Eaton Vance CLO Ltd.
	850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 5.21%, due 1/20/2030	780,917(d)(e)
	900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 8.31%, due 1/20/2030	776,681(d)(e)(l)
	750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 8.51%, due 10/15/2030	654,760(d)(e)(l)
	1,000,000	Elmwood CLO VI Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 10/20/2034	885,738(d)(e)(l)
Elmwood CLO VII Ltd.
	1,000,000	Ser. 2021-5A, Class D, (3M USD LIBOR + 3.05%), 5.76%, due 1/20/2035	927,350(d)(e)
	2,000,000	Ser. 2021-5A, Class E, (3M USD LIBOR + 6.35%), 9.06%, due 1/20/2035	1,753,724(d)(e)(l)
Flatiron CLO Ltd.
	700,000	Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 7.31%, due 5/15/2030	629,147(d)(e)(l)
	2,150,000	Ser. 2018-1A, Class E, (3M CME Term SOFR + 5.41%), 7.89%, due 4/17/2031	1,860,026(d)(e)(l)
	747,283	Ford Credit Auto Lease Trust, Ser. 2021-B, Class A2, 0.24%, due 4/15/2024	740,473
	2,500,000	Fort Washington CLO Ltd., Ser. 2019-1A, Class ER, (3M USD LIBOR + 6.75%), 9.46%, due 10/20/2032	2,074,789(d)(e)(l)
	440,814	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	435,310(d)
	2,225,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 9.16%, due 10/15/2030	1,874,725(d)(e)(l)
	1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 8.51%, due 7/15/2031	1,393,368(d)(e)(l)
	1,000,000	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3M USD LIBOR + 5.95%), 8.73%, due 10/25/2031	873,695(d)(e)(l)
	250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 7.19%, due 5/16/2031	216,816(d)(e)(l)
EUR	370,112	Gedesco Trade Receivables Designated Activity Co., Ser. 2020-1, Class A, (1M EURIBOR + 1.15%), 0.90%, due 1/24/2026	376,968(e)(m)
	$1,550,000	Generate CLO 2 Ltd., Ser. 2A, Class DR, (3M USD LIBOR + 2.60%), 5.36%, due 1/22/2031	1,395,867(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 8.91%, due 10/15/2030	$ 1,400,863(d)(e)(l)
GM Financial Consumer Automobile Receivables Trust
161,735	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	159,664
534,677	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	527,868
173,000	Ser. 2022-2, Class A2, 2.52%, due 5/16/2025	171,543
443,266	GreatAmerica Leasing Receivables Funding LLC, Ser. 2021-2, Class A2, 0.38%, due 3/15/2024	435,119(d)
2,500,000	Gulf Stream Meridian 5 Ltd., Ser. 2021-5A, Class D, (3M USD LIBOR + 6.33%), 8.84%, due 7/15/2034	2,208,998(d)(e)(l)
1,000,000	Gulf Stream Meridian 6 Ltd., Ser. 2021-6A, Class D, (3M USD LIBOR + 6.36%), 8.87%, due 1/15/2037	881,698(d)(e)(l)
1,000,000	HalseyPoint CLO 4 Ltd., Ser. 2021-4A, Class E, (3M USD LIBOR + 6.71%), 9.42%, due 4/20/2034	886,677(d)(e)(l)
3,013,448	Hilton Grand Vacations Trust, Ser. 2022-1D, Class D, 6.79%, due 6/20/2034	2,966,922(d)
613,232	Honda Auto Receivables Owner Trust, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	605,196
294,490	Hyundai Auto Lease Securitization Trust, Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	292,634(d)
491,000	Hyundai Auto Receivables Trust, Ser. 2022-A, Class A2A, 1.81%, due 2/18/2025	486,060
1,250,000	Jay Park CLO Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 5.20%), 7.91%, due 10/20/2027	1,147,522(d)(e)(l)
5,500,000	KKR CLO 25 Ltd., Ser. 25, Class DR, (3M USD LIBOR + 3.40%), 5.91%, due 7/15/2034	5,239,144(d)(e)
400,000	Kubota Credit Owner Trust, Ser. 2022-1A, Class A2, 2.34%, due 4/15/2025	394,203(d)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class ER, (3M USD LIBOR + 6.10%), 8.81%, due 4/20/2032	2,655,101(d)(e)(l)
Magnetite CLO Ltd.
3,000,000	Ser. 2019-22A, Class DR, (3M USD LIBOR + 3.10%), 5.61%, due 4/15/2031	2,789,881(d)(e)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 5.21%, due 4/20/2031	230,314(d)(e)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 8.06%, due 4/20/2031	213,182(d)(e)(l)
1,000,000	Ser. 2020-28A, Class ER, (3M USD LIBOR + 6.15%), 8.86%, due 1/20/2035	887,749(d)(e)(l)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 5.54%, due 12/18/2030	438,837(d)(e)(l)
462,408	Mercedes-Benz Auto Lease Trust, Ser. 2021-B, Class A2, 0.22%, due 1/16/2024	459,511
MMAF Equipment Finance LLC
319,241	Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	316,792(d)
297,000	Ser. 2022-A, Class A2, 2.77%, due 2/13/2025	293,556(d)
Morgan Stanley Eaton Vance CLO Ltd.
2,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.75%), 9.53%, due 10/20/2034	1,716,442(d)(e)(l)
1,000,000	Ser. 2022-16A, Class D1, (3M CME Term SOFR + 3.25%), 4.04%, due 4/15/2035	909,636(d)(e)
MVW LLC
3,578,474	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	3,286,740(d)
5,165,797	Ser. 2022-1A, Class B, 4.40%, due 11/21/2039	5,125,156(d)
15,661,528	Navient Student Loan Trust, Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	13,809,972(d)
OCP CLO Ltd.
2,000,000	Ser. 2017-13A, Class DR, (3M USD LIBOR + 6.50%), 9.01%, due 7/15/2030	1,757,261(d)(e)(l)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 4.08%, due 11/20/2030	3,529,390(d)(e)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 7.28%, due 11/20/2030	1,568,781(d)(e)(l)
1,250,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 2.90%), 5.61%, due 7/2/2035	1,146,514(d)(e)
OHA Credit Funding 6 Ltd.
2,500,000	Ser. 2020-6A, Class DR, (3M USD LIBOR + 3.15%), 5.86%, due 7/20/2034	2,337,420(d)(e)
3,000,000	Ser. 2020-6A, Class ER, (3M USD LIBOR + 6.25%), 8.96%, due 7/20/2034	2,618,800(d)(e)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 5.16%, due 1/20/2030	$ 689,981(d)(e)
Palmer Square CLO Ltd.
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 8.44%, due 1/17/2031	621,343(d)(e)(l)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 7.89%, due 4/18/2031	1,382,301(d)(e)(l)
3,500,000	Ser. 2015-1A, Class DR4, (3M USD LIBOR + 6.50%), 8.00%, due 5/21/2034	3,102,495(d)(e)(l)
1,000,000	Post CLO Ltd., Ser. 2022-1A, Class D, (3M CME Term SOFR + 3.20%), 3.91%, due 4/20/2035	905,518(d)(e)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 3.10%), 5.84%, due 4/17/2034	273,493(d)(e)
4,855,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	4,473,620(d)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ERR, (3M USD LIBOR + 6.50%), 9.24%, due 1/18/2034	888,871(d)(e)(l)
Sandstone Peak Ltd.
1,500,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 3.55%), 6.06%, due 10/15/2034	1,377,986(d)(e)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.80%), 9.31%, due 10/15/2034	890,222(d)(e)(l)
Santander Retail Auto Lease Trust
337,862	Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	334,791(d)
161,000	Ser. 2022-B, Class A2, 2.84%, due 5/20/2025	160,037(d)
132,425	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 3.23%, due 7/25/2034	132,762(e)
Sierra Timeshare Receivables Funding LLC
2,094,481	Ser. 2021-2A, Class D, 3.23%, due 9/20/2038	1,975,751(d)
4,539,763	Ser. 2022-1A, Class D, 6.00%, due 10/20/2038	4,396,265(d)
3,250,000	Signal Peak CLO 7 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 6.63%, due 4/30/2032	3,020,284(d)(e)
1,597,000	SoFi Professional Loan Program Trust, Ser. 2020-A, Class BFX, 3.12%, due 5/15/2046	1,464,376(d)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class DR, (3M USD LIBOR + 3.30%), 5.81%, due 7/15/2032	937,177(d)(e)
11,431,555	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,059,265(d)
404,900	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	398,919(d)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 8.49%, due 7/17/2031	994,454(d)(e)(l)
1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 8.21%, due 4/20/2031	874,715(d)(e)(l)
1,150,000	TICP CLO XIII Ltd., Ser. 2019-13A, Class ER, (3M USD LIBOR + 6.20%), 8.71%, due 4/15/2034	1,001,043(d)(e)(l)
Toyota Auto Receivables Owner Trust
581,552	Ser. 2021-B, Class A2, 0.14%, due 1/16/2024	578,434
253,314	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	250,309
235,000	Ser. 2022-B, Class A2A, 2.35%, due 1/15/2025	233,277
243,000	Toyota Lease Owner Trust, Ser. 2022-A, Class A2, 1.73%, due 7/22/2024	239,133(d)
1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 8.53%, due 7/25/2031	1,104,944(d)(e)(l)
1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 6.25%), 9.03%, due 4/25/2032	1,077,438(d)(e)(l)
1,000,000	Trinitas CLO X Ltd., Ser. 2019-10A, Class DR, (3M CME Term SOFR + 3.60%), 5.93%, due 1/15/2035	903,471(d)(e)
1,500,000	Trinitas CLO XVI Ltd., Ser. 2021-16A, Class D, (3M USD LIBOR + 3.30%), 6.01%, due 7/20/2034	1,419,957(d)(e)
8,213,000	Vantage Data Centers Issuer LLC, Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	7,424,907(d)
4,000,000	Verde CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 3.25%), 5.76%, due 4/15/2032	3,740,818(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
	$81,399	Verizon Owner Trust, Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 2.58%, due 12/20/2023	$ 81,412(e)
	198,000	Volkswagen Auto Lease Trust, Ser. 2022-A, Class A2, 3.02%, due 10/21/2024	197,132
	872,062	Volkswagen Auto Loan Enhanced Trust, Ser. 2021-1, Class A2, 0.49%, due 10/21/2024	861,773
		Voya CLO Ltd.
	250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 8.26%, due 10/15/2031	215,987(d)(e)(l)
	350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 8.82%, due 10/18/2031	282,201(d)(e)(l)
	1,500,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class E, (3M USD LIBOR + 6.85%), 9.36%, due 10/15/2034	1,380,678(d)(e)(l)
		World Omni Auto Receivables Trust
	309,680	Ser. 2021-C, Class A2, 0.22%, due 9/16/2024	307,227
	116,000	Ser. 2022-A, Class A2, 1.15%, due 4/15/2025	114,325
	204,000	Ser. 2022-B, Class A2A, 2.77%, due 10/15/2025	202,352
	365,000	World Omni Automobile Lease Securitization Trust, Ser. 2022-A, Class A2, 2.63%, due 10/15/2024	362,220
Total Asset-Backed Securities (Cost $233,765,199)			214,165,506

Corporate Bonds 50.1%
ABS Automobile 0.0%(n)
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	366,147(d)
GBP	150,000	6.50%, due 1/31/2026	163,946(m)
GBP	360,000	RAC Bond Co. PLC, 5.25%, due 11/4/2027	352,269(m)
			882,362
Advertising 0.1%
	$1,625,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,411,248(d)
	773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	714,886(d)
	555,000	Lamar Media Corp., 3.63%, due 1/15/2031	488,400
	585,000	Match Group, Inc., 3.63%, due 10/1/2031	499,730(d)
	357,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 8/15/2027	337,247(d)
			3,451,511
Aerospace & Defense 0.6%
	7,765,000	Boeing Co., 5.81%, due 5/1/2050	7,714,014(o)
GBP	1,000,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	1,148,985(m)
		TransDigm, Inc.
	$1,605,000	6.25%, due 3/15/2026	1,612,720(d)
	2,920,000	7.50%, due 3/15/2027	2,967,640(o)
	3,555,000	5.50%, due 11/15/2027	3,355,884(o)
			16,799,243
Agriculture 0.2%
		BAT Capital Corp.
	545,000	(3M USD LIBOR + 0.88%), 2.29%, due 8/15/2022	544,831(e)
	5,055,000	3.73%, due 9/25/2040	3,672,860(o)
	1,015,000	MHP SA, 7.75%, due 5/10/2024	432,735(d)(p)
			4,650,426
Air Transportation 0.4%
	4,540,000	American Airlines, Inc., 11.75%, due 7/15/2025	5,039,400(d)(o)
	2,645,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,532,588(d)(o)
	660,000	Delta Air Lines, Inc., 3.75%, due 10/28/2029	573,558
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Air Transportation – cont'd
	$2,365,000	United Airlines, Inc., 4.38%, due 4/15/2026	$ 2,270,400(d)(o)
	1,505,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.88%, due 5/1/2027	1,383,772(d)
			11,799,718
Airlines 0.1%
	2,627,746	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	2,649,334(o)
Apparel 0.0%(n)
EUR	200,000	PVH Corp., 3.13%, due 12/15/2027	200,691(m)
Auto Loans 0.3%
		Ford Motor Credit Co. LLC
	$680,000	4.06%, due 11/1/2024	668,950
	700,000	5.13%, due 6/16/2025	697,837
	740,000	3.38%, due 11/13/2025	706,115
	675,000	2.90%, due 2/16/2028	585,576
	685,000	2.90%, due 2/10/2029	575,523
	1,510,000	5.11%, due 5/3/2029	1,468,007
	1,875,000	4.00%, due 11/13/2030	1,657,347
	1,265,000	3.63%, due 6/17/2031	1,072,922
			7,432,277
Auto Manufacturers 0.6%
	6,585,000	General Motors Co., 5.15%, due 4/1/2038	5,929,075(o)
	9,630,000	General Motors Financial Co., Inc., 3.80%, due 4/7/2025	9,500,678(o)
CAD	500,000	General Motors Financial of Canada Ltd., 1.75%, due 4/15/2026	350,736
		Toyota Motor Credit Corp.
	$755,000	(SOFR + 0.65%), 2.69%, due 12/29/2023	754,999(e)
	500,000	(SOFR + 0.62%), 2.57%, due 3/22/2024	497,271(e)
	570,000	Volkswagen Group of America Finance LLC, (SOFR + 0.95%), 2.67%, due 6/7/2024	568,965(d)(e)
EUR	300,000	Volkswagen Int'l Finance NV, 3.88%, due 6/17/2029	271,290(m)(q)(r)
			17,873,014
Auto Parts & Equipment 0.4%
EUR	525,000	Adient Global Holdings Ltd., 3.50%, due 8/15/2024	512,248(m)
	$540,000	Clarios Global L.P., 6.75%, due 5/15/2025	542,495(d)
		Faurecia SE
EUR	380,000	2.38%, due 6/15/2027	319,927(m)
EUR	180,000	3.75%, due 6/15/2028	159,337(m)
		Goodyear Tire & Rubber Co.
	$1,550,000	5.00%, due 5/31/2026	1,523,185
	3,795,000	5.00%, due 7/15/2029	3,461,040(o)
EUR	1,070,000	IHO Verwaltungs GmbH, 3.88% Cash/4.63% PIK, due 5/15/2027	895,498(m)(s)
EUR	1,795,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.38%, due 5/15/2026	1,704,324(m)
EUR	1,500,000	Schaeffler AG, 3.38%, due 10/12/2028	1,352,793(m)
EUR	1,300,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	1,097,982(m)
EUR	600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	544,075(m)
			12,112,904
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Automakers 0.4%
Ford Motor Co.
	$1,415,000	9.63%, due 4/22/2030	$ 1,690,925
	715,000	3.25%, due 2/12/2032	597,025
	1,760,000	4.75%, due 1/15/2043	1,449,800
	5,060,000	5.29%, due 12/8/2046	4,351,600(o)
Jaguar Land Rover Automotive PLC
	2,225,000	7.75%, due 10/15/2025	2,128,858(d)(o)
EUR	375,000	4.50%, due 1/15/2026	327,694(m)
EUR	1,900,000	4.50%, due 7/15/2028	1,455,349(m)
12,001,251
Banks 8.7%
	$5,000,000	ABN AMRO Bank NV, 3.32% EURIBOR, due 3/13/2037	4,033,861(d)(o)(q)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	263,694(m)
	$1,600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	1,533,729(q)(r)
Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	192,500(d)
	256,000	4.38%, due 3/18/2027	246,400(d)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	190,592(m)
	90,000	Banco de Credito del Peru S.A., 2.70%, due 1/11/2025	85,320(d)
	1,900,000	Banco do Brasil SA, 6.25%, due 4/15/2024	1,696,700(m)(q)(r)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	197,602(m)
	150,000	Banco Internacional del Peru SAA Interbank, 3.38%, due 1/18/2023	149,249(m)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	153,000(d)
Banco Santander SA
	2,600,000	7.50%, due 2/8/2024	2,632,500(m)(o)(q)(r)
EUR	200,000	3.63%, due 3/21/2029	149,109(m)(q)(r)
	$211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	207,796(d)
	200,000	Bancolombia SA, 3.00%, due 1/29/2025	188,300
	200,000	Bangkok Bank PCL, 4.30%, due 6/15/2027	203,100(d)
Bank of America Corp.
	156,000	Ser. JJ, 5.13%, due 6/20/2024	151,134(q)(r)
	993,000	Ser. MM, 4.30%, due 1/28/2025	868,875(q)(r)
	15,110,000	1.84%, due 2/4/2025	14,636,451(o)(q)
	3,265,000	Ser. RR, 4.38%, due 1/27/2027	2,962,987(o)(q)(r)
	1,840,000	Ser. TT, 6.13%, due 4/27/2027	1,849,200(o)(q)(r)
	1,090,000	Ser. FF, 5.88%, due 3/15/2028	1,031,413(q)(r)
	7,975,000	5.02%, due 7/22/2033	8,316,443(q)
	10,265,000	2.48%, due 9/21/2036	8,299,390(o)(q)
Bank of New York Mellon Corp.
	260,000	Ser. J, (SOFR + 0.20%), 2.43%, due 10/25/2024	254,902(e)
	495,000	Ser. H, 3.70%, due 3/20/2026	455,407(q)(r)
	6,675,000	Ser. I, 3.75%, due 12/20/2026	5,815,260(o)(q)(r)
Banque Federative du Credit Mutuel SA
EUR	200,000	Ser. 99, (EUAMDB10 + 0.10%, Cap 8.00%, Floor 0.00%), 0.96% EUAMDB10 , due 2/25/2023	162,383(e)(r)
EUR	200,000	1.25% EUAMDB10 , due 6/3/2030	185,132(m)
EUR	140,000	Barclays Bank PLC, (3M EURIBOR + 0.71%), 0.43%, due 9/15/2022	118,947(e)(m)(r)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Barclays PLC
	$6,960,000	4.38%, due 3/15/2028	$ 5,657,088(o)(q)(r)
EUR	200,000	0.58%, due 8/9/2029	176,191(m)(q)
	$200,000	BBK BSC, 5.50%, due 7/9/2024	196,768(m)
	200,000	BBVA Bancomer SA, 6.75%, due 9/30/2022	200,250(m)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,291,158(d)(o)(q)(r)
	1,285,000	4.50%, due 2/25/2030	1,043,989(d)(q)(r)
	1,965,000	4.63%, due 2/25/2031	1,582,445(d)(q)(r)
Citigroup, Inc.
	1,595,000	(3M USD LIBOR + 1.10%), 2.54%, due 5/17/2024	1,591,665(e)
	1,320,000	Ser. U, 5.00%, due 9/12/2024	1,222,144(q)(r)
	865,000	Ser. V, 4.70%, due 1/30/2025	756,875(q)(r)
	480,000	Ser. W, 4.00%, due 12/10/2025	446,221(q)(r)
	8,785,000	3.29%, due 3/17/2026	8,582,392(o)(q)
EUR	200,000	1.25%, due 7/6/2026	199,520(m)(q)
	$3,140,000	Ser. Y, 4.15%, due 11/15/2026	2,765,021(o)(q)(r)
Citizens Financial Group, Inc.
	2,400,000	Ser. B, 6.00%, due 7/6/2023	2,094,988(o)(q)(r)
	1,203,000	Ser. C, 6.38%, due 4/6/2024	1,081,275(q)(r)
	1,400,000	Commerzbank AG, 7.00%, due 4/9/2025	1,323,000(m)(q)(r)
Credit Suisse Group AG
	1,003,000	6.38%, due 8/21/2026	847,535(d)(q)(r)
	3,180,000	5.25%, due 2/11/2027	2,623,500(d)(o)(q)(r)
	3,710,000	9.75%, due 6/23/2027	3,940,020(d)(o)(q)(r)
	870,000	5.10%, due 1/24/2030	657,094(d)(q)(r)
	6,875,000	3.09%, due 5/14/2032	5,526,657(d)(o)(q)
	200,000	Development Bank of Kazakhstan JSC, 5.75%, due 5/12/2025	198,580(d)
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	192,498(m)
EUR	200,000	Dexia Credit Local SA, 0.63%, due 1/17/2026	200,404(m)
DIB Sukuk Ltd.
	$200,000	3.63%, due 2/6/2023	199,919(m)
	200,000	2.95%, due 1/16/2026	192,728(m)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	198,748(m)
	2,035,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	2,003,254(m)(o)(q)(r)
	1,793,000	Fifth Third Bancorp, Ser. H, 5.10%, due 6/30/2023	1,571,604(q)(r)
Goldman Sachs Group, Inc.
	1,570,000	(3M USD LIBOR + 1.60%), 3.20%, due 11/29/2023	1,577,283(e)
	509,000	Ser. Q, 5.50%, due 8/10/2024	506,199(q)(r)
	15,110,000	1.76%, due 1/24/2025	14,573,073(o)(q)
	736,000	Ser. R, 4.95%, due 2/10/2025	703,616(q)(r)
	1,415,000	Ser. U, 3.65%, due 8/10/2026	1,195,785(q)(r)
	2,635,000	Ser. V, 4.13%, due 11/10/2026	2,318,234(o)(q)(r)
Grupo Aval Ltd.
	200,000	4.75%, due 9/26/2022	199,711(m)
	1,400,000	4.38%, due 2/4/2030	1,106,000(d)
	200,000	Hana Bank, 3.25%, due 3/30/2027	195,326(d)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,335,256(q)(r)
	10,535,000	6.00%, due 5/22/2027	10,106,559(o)(q)(r)
	1,170,000	4.70%, due 3/9/2031	934,192(q)(r)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Huntington Bancshares, Inc.
	$1,643,000	Ser. E, 5.70%, due 4/15/2023	$ 1,489,823(q)(r)
	1,633,000	Ser. F, 5.63%, due 7/15/2030	1,616,670(q)(r)
ING Groep NV
	803,000	6.50%, due 4/16/2025	789,983(q)(r)
	2,895,000	5.75%, due 11/16/2026	2,766,102(o)(q)(r)
	4,892,000	3.88%, due 5/16/2027	3,760,449(o)(q)(r)
EUR	250,000	Intesa Sanpaolo SpA, 1.35%, due 2/24/2031	200,700(m)
EUR	221,000	Islandsbanki HF, 1.13%, due 1/19/2024	223,955(m)(q)
	$200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	199,300(d)
JPMorgan Chase & Co.
	861,000	Ser. CC, 4.63%, due 11/1/2022	794,064(q)(r)
	1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,324,722(q)(r)
	1,860,000	Ser. HH, 4.60%, due 2/1/2025	1,649,065(q)(r)
	1,496,000	(SOFR + 0.58%), 2.56%, due 6/23/2025	1,456,976(e)
	11,565,000	1.56%, due 12/10/2025	10,896,543(o)(q)
	1,390,000	Ser. KK, 3.65%, due 6/1/2026	1,272,128(q)(r)
KFW
EUR	114,000	0.01%, due 5/5/2027	110,836(m)
EUR	124,000	0.00%, due 9/15/2031	111,451(m)
	$291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 2.75%, due 10/1/2022	290,968(e)
EUR	223,000	Landsbankinn HF, 0.50%, due 5/20/2024	218,572(m)
Lloyds Banking Group PLC
	$445,000	(3M USD LIBOR + 0.81%), 2.91%, due 11/7/2023	443,261(q)
	1,345,000	7.50%, due 6/27/2024	1,358,791(q)(r)
	2,070,000	7.50%, due 9/27/2025	2,095,875(o)(q)(r)
M&T Bank Corp.
	665,000	Ser. G, 5.00%, due 8/1/2024	637,458(q)(r)
	3,685,000	3.50%, due 9/1/2026	3,005,008(o)(q)(r)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	199,292(m)
Morgan Stanley
	1,609,000	(SOFR + 0.63%), 2.89%, due 1/24/2025	1,574,036(e)
	10,265,000	2.48%, due 9/16/2036	8,304,852(o)(q)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	198,364(m)
NatWest Group PLC
	$2,000,000	6.00%, due 12/29/2025	1,951,260(o)(q)(r)
EUR	200,000	0.67%, due 9/14/2029	178,307(m)(q)
	$3,215,000	4.60%, due 6/28/2031	2,536,031(o)(q)(r)
	10,880,000	3.03%, due 11/28/2035	8,857,466(o)(q)
	3,400,000	Nordea Bank Abp, 3.75%, due 3/1/2029	2,625,834(d)(o)(q)(r)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	193,304(m)
	5,253,000	PNC Financial Services Group, Inc., Ser. T, 3.40%, due 9/15/2026	4,307,460(o)(q)(r)
Royal Bank of Canada
	885,000	(3M USD LIBOR + 0.36%), 3.10%, due 1/17/2023	884,045(e)
	5,830,000	3.38%, due 4/14/2025	5,788,798(o)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,262,912(m)(o)(q)(r)
	1,110,000	Societe Generale SA, 4.75%, due 5/26/2026	966,794(d)(q)(r)
	3,975,000	Standard Chartered PLC, 4.30%, due 8/19/2028	3,048,607(d)(o)(q)(r)
	5,470,000	SVB Financial Group, Ser. D, 4.25%, due 11/15/2026	4,324,373(o)(q)(r)
	680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 2.74%, due 1/27/2023	679,202(e)
	1,040,000	Truist Bank, (SOFR + 0.20%), 2.37%, due 1/17/2024	1,026,577(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$4,040,000	Truist Financial Corp., Ser. Q, 5.10%, due 3/1/2030	$ 3,864,270(o)(q)(r)
	4,975,000	U.S. Bancorp, 3.70%, due 1/15/2027	4,143,540(o)(q)(r)
UBS Group AG
	1,555,000	4.88%, due 2/12/2027	1,385,712(d)(q)(r)
	825,000	4.38%, due 2/10/2031	663,094(d)(q)(r)
	3,551,000	UBS Group Funding AG, 6.88%, due 8/7/2025	3,626,459(m)(o)(q)(r)
UniCredit SpA
	589,000	8.00%, due 6/3/2024	570,829(m)(q)(r)
EUR	250,000	3.88%, due 6/3/2027	196,106(m)(q)(r)
Wells Fargo & Co.
	$1,423,000	(3M USD LIBOR + 1.23%), 4.04%, due 10/31/2023	1,424,122(e)
	1,257,000	Ser. S, 5.90%, due 6/15/2024	1,193,251(q)(r)
	2,765,000	Ser. BB, 3.90%, due 3/15/2026	2,561,081(o)(q)(r)
Westpac Banking Corp.
	440,000	(3M USD LIBOR + 0.39%), 2.85%, due 1/13/2023	439,696(e)
EUR	200,000	0.38%, due 4/2/2026	197,313(m)
251,431,828
Beverages 0.4%
	$5,995,000	Constellation Brands, Inc., 2.25%, due 8/1/2031	5,132,508(o)
	6,985,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	6,131,155(o)
GBP	325,000	Premier Foods Finance PLC, 3.50%, due 10/15/2026	358,592(m)
11,622,255
Biotechnology 0.1%
	$5,510,000	Amgen, Inc., 2.77%, due 9/1/2053	3,916,801(o)
Building & Construction 0.1%
	560,000	KB Home, 4.00%, due 6/15/2031	471,699
	2,675,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	2,242,307(d)(o)
	53,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	53,358
2,767,364
Building Materials 0.5%
	680,000	Builders FirstSource, Inc., 4.25%, due 2/1/2032	581,927(d)
	1,640,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,529,300(d)
	1,785,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,195,950(d)
Jeld-Wen, Inc.
	65,000	6.25%, due 5/15/2025	64,735(d)
	5,105,000	4.88%, due 12/15/2027	4,224,387(d)
Masonite Int'l Corp.
	1,100,000	5.38%, due 2/1/2028	1,075,250(d)
	565,000	3.50%, due 2/15/2030	486,239(d)
EUR	1,840,000	PCF GmbH, 4.75%, due 4/15/2026	1,545,390(m)
Standard Industries, Inc.
	$835,000	4.75%, due 1/15/2028	793,250(d)
	3,685,000	4.38%, due 7/15/2030	3,218,774(d)(o)
	730,000	3.38%, due 1/15/2031	593,600(d)
15,308,802
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Cable & Satellite Television 1.4%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	$1,730,000	5.00%, due 2/1/2028	$ 1,669,450(d)
	2,785,000	4.75%, due 3/1/2030	2,534,350(d)(o)
	3,800,000	4.50%, due 8/15/2030	3,377,896(d)(o)
	1,890,000	4.25%, due 2/1/2031	1,639,575(d)
	4,305,000	4.75%, due 2/1/2032	3,801,853(d)(o)
	680,000	4.50%, due 5/1/2032	587,908
	700,000	4.50%, due 6/1/2033	591,500(d)
	1,315,000	4.25%, due 1/15/2034	1,086,236(d)
		CSC Holdings LLC
	2,475,000	7.50%, due 4/1/2028	2,270,812(d)(o)
	1,160,000	6.50%, due 2/1/2029	1,121,256(d)
	9,885,000	5.75%, due 1/15/2030	7,982,434(d)(o)
	1,835,000	4.63%, due 12/1/2030	1,394,600(d)
		DISH DBS Corp.
	1,785,000	7.75%, due 7/1/2026	1,480,657
	2,675,000	7.38%, due 7/1/2028	1,906,660(o)
	2,275,000	5.13%, due 6/1/2029	1,484,312
		Radiate Holdco LLC/Radiate Finance, Inc.
	2,155,000	4.50%, due 9/15/2026	1,992,082(d)(o)
	1,010,000	6.50%, due 9/15/2028	801,405(d)
		United Group BV
EUR	3,630,000	4.00%, due 11/15/2027	2,976,804(m)(o)
EUR	690,000	3.63%, due 2/15/2028	548,193(m)
			39,247,983
Chemicals 1.2%
EUR	200,000	Ashland Services BV, 2.00%, due 1/30/2028	174,731(m)
	$570,000	Axalta Coating Systems LLC, 3.38%, due 2/15/2029	496,965(d)
	96,000	Braskem Finance Ltd., 6.45%, due 2/3/2024	98,880
EUR	100,000	Celanese U.S. Holdings LLC, 4.78%, due 7/19/2026	104,298
	$2,605,000	H.B. Fuller Co., 4.25%, due 10/15/2028	2,318,450(o)
		INEOS Finance PLC
EUR	1,595,000	3.38%, due 3/31/2026	1,536,516(m)
EUR	280,000	2.88%, due 5/1/2026	263,996(m)
EUR	2,705,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	2,366,378(m)
	$5,175,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	4,581,479(d)(o)
	550,000	Ingevity Corp., 3.88%, due 11/1/2028	488,021(d)
EUR	815,000	Kronos Int'l, Inc., 3.75%, due 9/15/2025	759,169(m)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	202,586(d)
		NOVA Chemicals Corp.
	3,030,000	4.88%, due 6/1/2024	2,967,501(d)(o)
	5,069,000	5.25%, due 6/1/2027	4,861,171(d)(o)
		Olympus Water U.S. Holding Corp.
	2,200,000	4.25%, due 10/1/2028	1,861,293(d)(o)
	900,000	6.25%, due 10/1/2029	643,500(d)
	200,000	Sasol Financing Int'l Ltd., 4.50%, due 11/14/2022	198,980
	200,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	200,040
EUR	745,000	SGL Carbon SE, 4.63%, due 9/30/2024	713,472(m)
	$4,680,000	Tronox, Inc., 4.63%, due 3/15/2029	4,034,264(d)(o)
	200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	202,164(d)
	570,000	Valvoline, Inc., 3.63%, due 6/15/2031	472,690(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Chemicals – cont'd
$5,885,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	$ 4,966,940(d)(o)
34,513,484
Commercial Services 0.1%
200,000	Bidvest Group UK PLC, 3.63%, due 9/23/2026	178,500(d)
247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	250,714(m)
200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	199,550(m)
2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	1,520,410
200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	182,662(d)
2,331,836
Computers 0.1%
5,425,000	Apple, Inc., 2.55%, due 8/20/2060	3,983,747(o)
Consumer - Commercial Lease Financing 0.8%
1,722,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,632,886(d)(q)
615,000	Ally Financial, Inc., 5.75%, due 11/20/2025	622,823
11,238,601	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	8,653,723(d)(o)(s)
OneMain Finance Corp.
2,985,000	3.50%, due 1/15/2027	2,541,555(o)
675,000	3.88%, due 9/15/2028	558,903
1,310,000	4.00%, due 9/15/2030	1,028,350
Springleaf Finance Corp.
2,850,000	6.88%, due 3/15/2025	2,814,375(o)
5,035,000	7.13%, due 3/15/2026	4,873,750
22,726,365
Cosmetics - Personal Care 0.0%(n)
900,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	762,822(d)
Diversified Capital Goods 0.1%
2,235,000	Stevens Holding Co, Inc., 6.13%, due 10/1/2026	2,196,424(d)(o)
Diversified Financial Services 1.0%
6,700,000	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust, 3.30%, due 1/30/2032	5,627,063(o)
Ally Financial, Inc.
2,065,000	Ser. B, 4.70%, due 5/15/2026	1,740,176(q)(r)
2,060,000	Ser. C, 4.70%, due 5/15/2028	1,625,219(q)(r)
American Express Co.
765,000	(SOFR + 0.93%), 2.62%, due 3/4/2025	758,925(e)
3,330,000	3.55%, due 9/15/2026	2,927,070(o)(q)(r)
Banco BTG Pactual SA
200,000	4.50%, due 1/10/2025	195,600(d)
256,000	2.75%, due 1/11/2026	231,424(d)
Capital One Financial Corp.
905,000	(3M USD LIBOR + 0.72%), 3.53%, due 1/30/2023	902,903(e)
4,790,000	Ser. M, 3.95%, due 9/1/2026	4,167,234(o)(q)(r)
5,557,000	Charles Schwab Corp., Ser. H, 4.00%, due 12/1/2030	4,702,611(o)(q)(r)
4,476,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	3,812,622(q)(r)
150,000	Fondo MIVIVIENDA S.A., 4.63%, due 4/12/2027	144,911(d)
1,435,000	XP, Inc., 3.25%, due 7/1/2026	1,287,195(d)
28,122,953
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric 1.3%
	$200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	$ 187,000(d)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	225,553(m)(q)(r)
	6,300,000	CMS Energy Corp., 3.75%, due 12/1/2050	5,032,503(o)(q)
	600,000	Comision Federal de Electricidad, 4.75%, due 2/23/2027	582,000(m)
Dominion Energy, Inc.
	595,000	Ser. D, (3M USD LIBOR + 0.53%), 2.36%, due 9/15/2023	591,785(e)
	1,350,000	Ser. C, 4.35%, due 1/15/2027	1,228,494(q)(r)
	525,000	Duke Energy Corp., (SOFR + 0.25%), 2.05%, due 6/10/2023	521,237(e)
	8,220,000	Edison Int'l, Ser. B, 5.00%, due 12/15/2026	6,934,255(o)(q)(r)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	154,867(m)(q)
	$760,000	Florida Power & Light Co., (SOFR + 0.25%), 1.53%, due 5/10/2023	756,700(e)
	126,380	Genneia SA, 8.75%, due 9/2/2027	112,742(d)
National Rural Utilities Cooperative Finance Corp.
	425,000	Ser. D, (SOFR + 0.40%), 1.63%, due 8/7/2023	422,916(e)
	975,000	Ser. D, (SOFR + 0.33%), 2.50%, due 10/18/2024	963,319(e)
	710,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 1.54%, due 11/3/2023	701,155(e)
	8,460,000	Pacific Gas and Electric Co., 4.30%, due 3/15/2045	6,325,099(o)
	200,000	Pampa Energia SA, 7.38%, due 7/21/2023	192,000(m)
	1,009,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 2.32%, due 6/24/2024	990,357(e)
	498,000	Southern California Edison Co., (SOFR + 0.47%), 2.14%, due 12/2/2022	497,097(e)
Southern Co.
	11,305,000	Ser. B, 4.00%, due 1/15/2051	10,528,818(o)(q)
EUR	320,000	1.88%, due 9/15/2081	233,493(q)
37,181,390
Electric - Generation 1.4%
Calpine Corp.
	$5,785,000	4.50%, due 2/15/2028	5,611,450(d)(o)
	455,000	5.13%, due 3/15/2028	427,973(d)
	4,570,000	4.63%, due 2/1/2029	4,109,618(d)(o)
	5,511,000	5.00%, due 2/1/2031	4,886,769(d)(o)
	685,000	3.75%, due 3/1/2031	608,057(d)
	1,465,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,216,789(d)
NRG Energy, Inc.
	2,550,000	5.75%, due 1/15/2028	2,457,333(o)
	1,230,000	3.38%, due 2/15/2029	1,060,875(d)
	605,000	5.25%, due 6/15/2029	567,188(d)
	7,930,000	3.63%, due 2/15/2031	6,642,203(d)(o)
	695,000	3.88%, due 2/15/2032	594,037(d)
	4,125,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	3,877,500(d)(o)
	960,000	Vistra Corp., 7.00%, due 12/15/2026	892,742(d)(q)(r)
Vistra Operations Co. LLC
	650,000	5.50%, due 9/1/2026	657,807(d)
	4,940,000	5.00%, due 7/31/2027	4,863,677(d)(o)
	3,520,000	4.38%, due 5/1/2029	3,272,438(d)(o)
41,746,456
Electric - Integrated 0.1%
EUR	200,000	Electricite de France SA, 2.63%, due 12/1/2027	164,305(m)(q)(r)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Electric - Integrated – cont'd
FirstEnergy Corp.
$685,000	2.65%, due 3/1/2030	$ 602,800
1,281,000	Ser. C, 5.35%, due 7/15/2047	1,147,705(t)
785,000	Ser. C, 3.40%, due 3/1/2050	585,885
2,500,695
Electronics 0.0%(n)
535,000	Sensata Technologies BV, 4.00%, due 4/15/2029	486,476(d)
Energy - Alternate Sources 0.0%(n)
610,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	623,466(d)
200,000	Greenko Wind Projects Mauritius, Ltd., 5.50%, due 4/6/2025	184,800(d)
808,266
Energy - Exploration & Production 0.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,150,000	7.00%, due 11/1/2026	1,120,008(d)
995,000	8.25%, due 12/31/2028	969,588(d)
1,770,000	5.88%, due 6/30/2029	1,554,874(d)
640,000	Callon Petroleum Co., 8.00%, due 8/1/2028	648,000(d)
Comstock Resources, Inc.
4,903,000	6.75%, due 3/1/2029	4,853,970(d)(o)
3,830,000	5.88%, due 1/15/2030	3,598,362(d)(o)
Hilcorp Energy I L.P./Hilcorp Finance Co.
510,000	6.25%, due 11/1/2028	493,907(d)
851,000	5.75%, due 2/1/2029	776,537(d)
938,000	6.00%, due 2/1/2031	859,152(d)
620,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	599,850(d)
Occidental Petroleum Corp.
2,180,000	5.88%, due 9/1/2025	2,220,875(o)
1,545,000	5.50%, due 12/1/2025	1,580,025
620,000	5.55%, due 3/15/2026	637,050
785,000	6.13%, due 1/1/2031	841,269
1,310,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,280,525
685,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	661,689(d)
Southwestern Energy Co.
1,165,000	5.38%, due 3/15/2030	1,146,284
3,630,000	4.75%, due 2/1/2032	3,384,975(o)
27,226,940
Engineering & Construction 0.0%(n)
410,000	China Minmetals Corp., 3.75%, due 11/13/2022	409,666(m)(q)(r)
200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	165,928(d)
575,594
Entertainment 0.3%
1,220,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,214,998(d)
1,385,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	1,379,945(d)
Magallanes, Inc.
355,000	(SOFR + 1.78%), 3.66%, due 3/15/2024	353,722(d)(e)
7,935,000	5.14%, due 3/15/2052	6,986,123(d)(o)
9,934,788
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Environmental 0.2%
GFL Environmental, Inc.
	$2,360,000	4.25%, due 6/1/2025	$ 2,312,800(d)(o)
	4,080,000	4.75%, due 6/15/2029	3,753,314(d)(o)
6,066,114
Food 0.3%
	200,000	Cencosud SA, 4.38%, due 7/17/2027	192,520(m)
	204,000	JBS USA Food Co., 2.50%, due 1/15/2027	181,328(d)
	276,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 2/1/2028	275,084(d)
	410,000	Kraft Heinz Foods Co., 3.88%, due 5/15/2027	407,688
	1,095,000	Post Holdings, Inc., 5.63%, due 1/15/2028	1,078,575(d)
Sysco Corp.
	4,228,000	6.60%, due 4/1/2050	5,133,559(o)
	3,415,000	3.15%, due 12/14/2051	2,592,329(o)
9,861,083
Food - Wholesale 0.2%
	640,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	661,907(d)
	1,880,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,852,571(d)(o)
Pilgrim's Pride Corp.
	2,280,000	4.25%, due 4/15/2031	2,043,450(d)(o)
	1,970,000	3.50%, due 3/1/2032	1,663,419(d)
6,221,347
Food & Drug Retailers 0.1%
EUR	500,000	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	411,554(m)(t)
EUR	2,400,000	eG Global Finance PLC, 4.38%, due 2/7/2025	2,240,497(m)(o)
GBP	350,000	Iceland Bondco PLC, 4.38%, due 5/15/2028	308,628(m)
2,960,679
Forest Products & Paper 0.1%(n)
EUR	1,505,000	Ahlstrom-Munksjo Holding 3 Oy, 3.63%, due 2/4/2028	1,233,380(m)
Gaming 0.9%
EUR	985,000	Allwyn International AS, 3.88%, due 2/15/2027	889,239(m)
Caesars Entertainment, Inc.
	$1,775,000	6.25%, due 7/1/2025	1,770,562(d)
	3,067,000	8.13%, due 7/1/2027	3,067,000(d)(o)
	2,725,000	4.63%, due 10/15/2029	2,310,255(d)(o)
EUR	880,000	Cirsa Finance Int'l S.a.r.l., 4.75%, due 5/22/2025	816,479(m)
	$2,445,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	2,333,374(d)(o)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	9,466,000	5.50%, due 3/1/2025	9,326,093(d)(o)
	4,900,000	5.25%, due 5/15/2027	4,544,750(d)(o)
25,057,752
Gas 0.0%(n)
	285,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 2.07%, due 3/9/2023	284,537(e)
	200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	191,009(m)
	308,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 2.11%, due 3/2/2023	307,159(e)
	265,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 2.09%, due 9/14/2023	263,480(e)
1,046,185
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Gas Distribution 2.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
$4,090,000	5.75%, due 1/15/2028	$ 4,015,991(d)(o)
1,260,000	5.38%, due 6/15/2029	1,230,888(d)
Buckeye Partners L.P.
500,000	5.85%, due 11/15/2043	365,000
2,570,000	5.60%, due 10/15/2044	1,888,950
3,215,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	3,114,805(o)
300,000	DCP Midstream LLC, 5.85%, due 5/21/2043	259,415(d)(q)
565,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	488,934
3,535,000	DT Midstream, Inc., 4.13%, due 6/15/2029	3,272,562(d)(o)
EQM Midstream Partners L.P.
465,000	6.00%, due 7/1/2025	461,536(d)
535,000	7.50%, due 6/1/2027	546,719(d)
1,415,000	6.50%, due 7/1/2027	1,417,929(d)
805,000	4.50%, due 1/15/2029	720,475(d)
595,000	7.50%, due 6/1/2030	612,329(d)
1,030,000	4.75%, due 1/15/2031	930,502(d)
4,940,000	EQT Midstream Partners L.P., 5.50%, due 7/15/2028	4,668,596(o)
Genesis Energy L.P./Genesis Energy Finance Corp.
705,000	6.50%, due 10/1/2025	683,071
1,020,000	6.25%, due 5/15/2026	945,316
525,000	8.00%, due 1/15/2027	514,500
1,660,000	7.75%, due 2/1/2028	1,601,568
1,195,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	1,141,607(d)
2,215,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,903,471(d)
1,200,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	1,218,948(d)
New Fortress Energy, Inc.
2,630,000	6.75%, due 9/15/2025	2,567,538(d)(o)
6,250,000	6.50%, due 9/30/2026	5,919,062(d)(o)
2,240,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	2,176,384(o)
2,275,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,204,384(d)(o)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
530,000	5.75%, due 4/15/2025	416,050
450,000	8.50%, due 10/15/2026	429,352(d)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
3,575,000	7.50%, due 10/1/2025	3,582,479(d)(o)
2,590,000	6.00%, due 3/1/2027	2,406,087(d)(o)
4,610,000	5.50%, due 1/15/2028	4,186,249(d)(o)
4,490,000	6.00%, due 12/31/2030	4,046,612(d)(o)
3,350,000	6.00%, due 9/1/2031	3,018,350(d)(o)
1,715,000	Venture Global Calcasieu Pass LLC, 4.13%, due 8/15/2031	1,581,041(d)
1,790,000	Western Midstream Operating L.P., 4.30%, due 2/1/2030	1,674,026(t)
66,210,726
Health Facilities 0.5%
1,220,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	1,204,689(d)
CHS/Community Health Systems, Inc.
680,000	5.63%, due 3/15/2027	604,350(d)
2,509,000	8.00%, due 12/15/2027	2,383,550(d)(o)
980,000	5.25%, due 5/15/2030	823,200(d)
1,210,000	4.75%, due 2/15/2031	974,050(d)
2,270,000	Select Medical Corp., 6.25%, due 8/15/2026	2,272,951(d)(o)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Health Facilities – cont'd
	$6,040,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	$ 5,889,000(d)(o)
			14,151,790
Health Services 0.2%
	1,245,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	416,297(d)
	3,960,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	3,583,800(d)(o)
	1,300,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	886,104(d)
			4,886,201
Healthcare - Products 0.1%
	590,000	Baxter Int'l, Inc., (SOFR + 0.44%), 2.01%, due 11/29/2024	577,782(e)
EUR	220,000	Stryker Corp., 2.63%, due 11/30/2030	227,364
		Thermo Fisher Scientific, Inc.
	$300,000	(SOFR + 0.35%), 2.52%, due 4/18/2023	299,088(e)
	700,000	(SOFR + 0.39%), 2.56%, due 10/18/2023	694,635(e)
			1,798,869
Healthcare - Services 0.4%
	2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	1,801,913
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,758,942
	1,750,000	DaVita, Inc., 4.63%, due 6/1/2030	1,435,000(d)
		HCA, Inc.
	585,000	5.63%, due 9/1/2028	606,358
	580,000	5.88%, due 2/1/2029	606,982
	2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	1,767,042
		Roche Holdings, Inc.
	945,000	(SOFR + 0.56%), 2.35%, due 3/10/2025	941,738(d)(e)
	5,035,000	2.61%, due 12/13/2051	3,814,011(d)(o)
			12,731,986
Holding Companies - Diversified 0.0%(n)
	200,000	Alfa S.A., 5.25%, due 3/25/2024	199,500(m)
	200,000	KOC Holding AS, 5.25%, due 3/15/2023	196,019(m)
			395,519
Home Builders 0.1%
		Taylor Morrison Communities, Inc.
	630,000	5.88%, due 6/15/2027	643,387(d)
	1,095,000	5.75%, due 1/15/2028	1,058,701(d)
	755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	714,588
			2,416,676
Hotels 0.1%
EUR	1,100,000	Accor SA, 2.63%, due 1/30/2025	948,017(m)(q)(r)
	$565,000	Hilton Domestic Operating Co, Inc., 3.63%, due 2/15/2032	487,312(d)
	2,040,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,874,160(d)(o)
			3,309,489
Household Products - Wares 0.0%(n)
EUR	220,000	Ontex Group NV, 3.50%, due 7/15/2026	190,506(m)
Insurance 0.2%
EUR	220,000	Athene Global Funding, 0.63%, due 1/12/2028	197,909(m)
	$3,210,000	Corebridge Financial, Inc., 4.35%, due 4/5/2042	2,808,568(d)(o)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	1,915,592(d)(o)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Insurance – cont'd
	$421,000	Protective Life Global Funding, (SOFR + 0.98%), 2.99%, due 3/28/2025	$ 420,002(d)(e)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,480,135(q)
			6,822,206
Insurance Brokerage 0.6%
	3,950,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	3,749,103(d)(o)
	2,845,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	2,587,528(d)(o)
		AssuredPartners, Inc.
	4,555,000	7.00%, due 8/15/2025	4,488,721(d)(o)
	2,960,000	5.63%, due 1/15/2029	2,634,400(d)(o)
	2,770,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,723,097(d)(o)
	790,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	780,101(d)
			16,962,950
Integrated Energy 0.0%(n)
		Repsol Int'l Finance BV
EUR	520,000	4.25%, due 9/11/2028	484,773(m)(q)(r)
EUR	500,000	4.50%, due 3/25/2075	510,505(m)(q)
			995,278
Internet 0.0%(n)
		Netflix, Inc.
	$390,000	5.88%, due 11/15/2028	404,586
	380,000	6.38%, due 5/15/2029	403,465
EUR	200,000	Prosus NV, 2.78%, due 1/19/2034	149,315(d)
EUR	220,000	United Group BV, 3.13%, due 2/15/2026	188,108(m)
			1,145,474
Investment Companies 0.0%(n)
	$255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	241,009(m)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	178,000(m)
	200,000	Suramericana SA, 5.50%, due 4/29/2026	184,229(m)
			603,238
Investments & Misc. Financial Services 0.4%
	4,365,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	4,136,754(d)(o)
		Encore Capital Group, Inc.
GBP	715,000	5.38%, due 2/15/2026	818,483(m)
GBP	1,890,000	4.25%, due 6/1/2028	1,880,806(m)
		Intrum AB
EUR	1,490,000	3.50%, due 7/15/2026	1,306,017(m)
EUR	1,820,000	3.00%, due 9/15/2027	1,491,626(m)
GBP	469,000	Maison Finco PLC, 6.00%, due 10/31/2027	420,434(m)
		MSCI, Inc.
	$650,000	3.63%, due 9/1/2030	593,450(d)
	660,000	3.63%, due 11/1/2031	587,548(d)
	690,000	3.25%, due 8/15/2033	597,767(d)
			11,832,885
Iron - Steel 0.2%
		CSN Islands XI Corp.
	200,000	6.75%, due 1/28/2028	186,250(m)
	3,010,000	6.75%, due 1/28/2028	2,803,063(d)(o)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Iron - Steel – cont'd
Metinvest BV
	$425,000	7.65%, due 10/1/2027	$ 165,750(d)
	2,140,000	7.75%, due 10/17/2029	834,600(d)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	993,118(m)
	200,000	POSCO, 4.38%, due 8/4/2025	200,182(d)(h)
	200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	34,000(m)
EUR	200,000	thyssenkrupp AG, 2.88%, due 2/22/2024	199,798(m)
5,416,761
Leisure Time 0.0%(n)
EUR	122,000	Pinnacle Bidco PLC, 5.50%, due 2/15/2025	117,040(m)
Lodging 0.1%
	$2,120,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,487,690(d)
	200,000	Studio City Finance Ltd., 6.00%, due 7/15/2025	131,491(m)
	1,565,000	Wynn Macau Ltd., 5.50%, due 1/15/2026	1,284,082(d)
2,903,263
Machinery 0.1%
	2,345,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,937,556(d)(o)
	1,760,000	Terex Corp., 5.00%, due 5/15/2029	1,570,589(d)
3,508,145
Machinery - Construction & Mining 0.0%(n)
	549,000	Caterpillar Financial Services Corp., (SOFR + 0.27%), 2.08%, due 9/13/2024	539,196(e)
Machinery - Diversified 0.1%
John Deere Capital Corp.
	709,000	(SOFR + 0.12%), 2.19%, due 7/10/2023	706,561(e)
	436,000	(SOFR + 0.20%), 2.27%, due 10/11/2024	429,251(e)
	138,000	(SOFR + 0.56%), 2.22%, due 3/7/2025	136,133(e)
1,271,945
Managed Care 0.7%
Centene Corp.
	660,000	2.45%, due 7/15/2028	590,700
	1,785,000	3.38%, due 2/15/2030	1,622,141
	655,000	3.00%, due 10/15/2030	584,614
	690,000	2.50%, due 3/1/2031	591,958
	690,000	2.63%, due 8/1/2031	588,390
	985,000	HealthEquity, Inc., 4.50%, due 10/1/2029	917,370(d)
Molina Healthcare, Inc.
	1,235,000	3.88%, due 11/15/2030	1,140,916(d)
	2,725,000	3.88%, due 5/15/2032	2,503,675(d)(o)
	13,865,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	11,792,876(d)(o)
20,332,640
Media 1.3%
	7,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	5,792,732(o)
	549,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/2022	559,057
Comcast Corp.
	775,000	(3M USD LIBOR + 0.63%), 3.14%, due 4/15/2024	775,105(e)
	16,360,000	2.94%, due 11/1/2056	11,935,970(o)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
	$6,585,000	Discovery Communications LLC, 4.65%, due 5/15/2050	$ 5,425,478(o)
	8,125,000	Paramount Global, 6.38%, due 3/30/2062	7,674,350(o)(q)
	6,935,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	6,294,891(o)
CAD	700,000	Walt Disney Co., 3.06%, due 3/30/2027	521,921
38,979,504
Media Content 0.7%
	$1,255,000	AMC Networks, Inc., 4.25%, due 2/15/2029	1,103,989
	725,000	Banijay Entertainment SASU, 5.38%, due 3/1/2025	691,815(d)
	985,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	958,504
	3,480,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	2,832,839(d)(o)
Sirius XM Radio, Inc.
	2,445,000	3.13%, due 9/1/2026	2,304,584(d)(o)
	420,000	5.00%, due 8/1/2027	416,543(d)
	5,580,000	5.50%, due 7/1/2029	5,482,350(d)(o)
	6,525,000	4.13%, due 7/1/2030	5,891,096(d)(o)
	1,245,000	3.88%, due 9/1/2031	1,083,150(d)
20,764,870
Medical Products 0.0%(n)
	550,000	Medline Borrower L.P., 3.88%, due 4/1/2029	497,063(d)
Metals - Mining Excluding Steel 0.5%
First Quantum Minerals Ltd.
	1,880,000	6.88%, due 3/1/2026	1,813,949(d)
	2,650,000	6.88%, due 10/15/2027	2,524,125(d)(o)
FMG Resources August 2006 Pty Ltd.
	365,000	5.88%, due 4/15/2030	348,177(d)
	1,215,000	4.38%, due 4/1/2031	1,054,760(d)
	915,000	6.13%, due 4/15/2032	869,708(d)
Hudbay Minerals, Inc.
	4,010,000	4.50%, due 4/1/2026	3,317,272(d)(o)
	1,260,000	6.13%, due 4/1/2029	979,650(d)
	4,035,000	Novelis Corp., 3.88%, due 8/15/2031	3,449,925(d)
14,357,566
Mining 0.1%
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	187,959(m)
	3,025,000	Codelco, Inc., 3.15%, due 1/14/2030	2,778,553(d)(o)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	162,856(d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	183,334(d)
	537,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	469,875(d)
3,782,577
Miscellaneous Manufacturer 0.1%
	2,855,000	FXI Holdings, Inc., 7.88%, due 11/1/2024	2,462,437(d)(o)
General Electric Capital Corp.
	1,115,000	(3M USD LIBOR + 1.00%), 2.83%, due 3/15/2023	1,111,963(e)
	240,000	(3M USD LIBOR + 1.00%), 3.51%, due 4/15/2023	239,221(e)
3,813,621
Multi-National 0.0%(n)
	200,000	Africa Finance Corp., 3.88%, due 4/13/2024	193,613(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Multi-National – cont'd
	$287,000	Corp. Andina de Fomento, 2.25%, due 2/8/2027	$ 268,096
461,709
Office - Business Equipment 0.1%
	4,384,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	3,729,890(o)
Oil & Gas 0.8%
	10,165,000	BP Capital PLC, 4.88%, due 3/22/2030	9,241,175(o)(q)(r)
	525,000	Chevron USA, Inc., (3M USD LIBOR + 0.11%), 1.51%, due 8/12/2022	524,831(e)
	700,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	698,964(d)
Ecopetrol SA
	89,000	5.88%, due 9/18/2023	89,894
	200,000	4.13%, due 1/16/2025	192,488
	1,215,000	5.88%, due 5/28/2045	920,435
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	171,826(m)
	183,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	168,544(m)
KazMunayGas National Co. JSC
	200,000	4.75%, due 4/24/2025	192,045(m)
	1,345,000	5.75%, due 4/19/2047	1,065,913(d)
	420,000	Korea National Oil Corp., 1.75%, due 4/18/2025	396,157(d)
Leviathan Bond Ltd.
	148,000	5.75%, due 6/30/2023	148,819(m)
	106,000	6.13%, due 6/30/2025	104,140(m)
	1,215,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	1,069,807(d)
	955,000	Pertamina Persero PT, 6.45%, due 5/30/2044	996,336(d)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	205,180
Petroleos Mexicanos
	36,000	6.88%, due 10/16/2025	35,269
	14,000	6.49%, due 1/23/2027	12,712
	287,000	6.50%, due 3/13/2027	259,276
EUR	222,000	4.75%, due 2/26/2029	177,462(m)
	$1,875,000	6.35%, due 2/12/2048	1,232,812
	4,480,000	7.69%, due 1/23/2050	3,264,800(o)
	600,000	Qatar Energy, 1.38%, due 9/12/2026	554,257(m)
Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	192,592(d)
	200,000	1.45%, due 1/8/2026	187,454(d)
	214,000	Tengizchevroil Finance Co. Int'l Ltd., 2.63%, due 8/15/2025	178,048(d)
	190,000	Tullow Oil PLC, 10.25%, due 5/15/2026	177,888(d)
	123,000	YPF SA, 8.50%, due 3/23/2025	89,023(d)
22,548,147
Oil Field Equipment & Services 0.0%(n)
	1,125,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	1,113,750(d)
Packaging 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
GBP	695,000	4.75%, due 7/15/2027	633,086(m)
	$1,585,000	5.25%, due 8/15/2027	1,205,644(d)
Ball Corp.
	680,000	2.88%, due 8/15/2030	585,608
	685,000	3.13%, due 9/15/2031	600,231
	1,345,000	BWAY Holding Co., 7.25%, due 4/15/2025	1,233,405(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Packaging – cont'd
	$2,260,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	$ 1,900,702(d)
	535,000	Graphic Packaging Int'l LLC, 3.75%, due 2/1/2030	481,681(d)
	590,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	492,636(d)
	2,665,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,358,525(d)(o)
	2,525,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	2,487,125(d)(o)
11,978,643
Packaging & Containers 0.0%(n)
EUR	225,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	156,615(m)
Personal & Household Products 0.3%
	$2,305,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	2,163,012(d)(o)
	2,790,000	Diamond BC BV, 4.63%, due 10/1/2029	2,364,469(d)(o)
	4,525,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	3,843,580(d)(o)
8,371,061
Pharmaceuticals 1.2%
AbbVie, Inc.
	930,000	(3M USD LIBOR + 0.65%), 2.15%, due 11/21/2022	929,153(e)
	11,213,000	3.80%, due 3/15/2025	11,241,906(o)
	2,825,000	Bausch Health Cos., Inc., 5.00%, due 1/30/2028	1,504,313(d)
EUR	895,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	818,512(m)
	$245,000	Cigna Corp., (3M USD LIBOR + 0.89%), 3.40%, due 7/15/2023	245,610(e)
	6,515,000	CVS Health Corp., 5.05%, due 3/25/2048	6,617,549(o)
EUR	720,000	Gruenenthal GmbH, 3.63%, due 11/15/2026	693,341(m)
	$5,120,000	Merck & Co., Inc., 2.90%, due 12/10/2061	3,853,868(o)
Teva Pharmaceutical Finance Netherlands II BV
EUR	1,020,000	1.88%, due 3/31/2027	893,680(m)
EUR	2,715,000	1.63%, due 10/15/2028	2,178,029(m)
EUR	250,000	Upjohn Finance BV, 1.91%, due 6/23/2032	202,797(m)
	$6,380,000	Upjohn, Inc., 4.00%, due 6/22/2050	4,424,699(o)
33,603,457
Pipelines 1.7%
Enbridge, Inc.
	510,000	(SOFR + 0.63%), 1.99%, due 2/16/2024	503,220(e)
	7,756,000	2.50%, due 2/14/2025	7,499,891(o)
Energy Transfer L.P.
	11,110,000	Ser. B, 6.63%, due 2/15/2028	8,446,382(o)(q)(r)
	15,400,000	Ser. G, 7.13%, due 5/15/2030	13,860,000(o)(q)(r)
	6,985,000	Enterprise Products Operating LLC, 4.20%, due 1/31/2050	6,161,030(o)
	7,505,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	7,498,767(o)
	4,285,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	3,874,784(o)
Southern Gas Corridor CJSC
	400,000	6.88%, due 3/24/2026	419,048(m)
	1,130,000	6.88%, due 3/24/2026	1,183,905(d)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	170,000	6.50%, due 7/15/2027	174,666
	185,000	5.00%, due 1/15/2028	181,709
	165,000	6.88%, due 1/15/2029	170,273
49,973,675
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Printing & Publishing 0.1%
McGraw-Hill Ed., Inc.
	$2,210,000	5.75%, due 8/1/2028	$ 1,982,171(d)(o)
	1,445,000	8.00%, due 8/1/2029	1,213,800(d)
3,195,971
Real Estate 0.0%(n)
Country Garden Holdings Co. Ltd.
	200,000	6.15%, due 9/17/2025	73,087(m)
	1,305,000	4.80%, due 8/6/2030	398,580(m)
EUR	250,000	Flamingo Lux II SCA, 5.00%, due 3/31/2029	192,292(m)
EUR	100,000	Grand City Properties SA, 2.50%, due 7/24/2023	86,023(m)(q)(r)
	$200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/9/2022	19,990(m)(p)
	200,000	PIK Securities Designated Activity Co., 5.63%, due 11/19/2026	18,004(d)
EUR	120,000	Samhallsbyggnadsbolaget i Norden AB, 2.63%, due 12/14/2025	60,116(m)(q)(r)
EUR	220,000	SBB Treasury Oyj, 1.13%, due 11/26/2029	141,656(m)
	$200,000	Sunac China Holdings Ltd., 6.50%, due 1/26/2026	22,010(m)(p)
1,011,758
Real Estate Development & Management 0.3%
EUR	956,000	CPI Property Group SA, 4.88%, due 8/18/2026	693,893(m)(q)(r)
Realogy Group LLC/Realogy Co-Issuer Corp.
	$6,546,000	5.75%, due 1/15/2029	5,345,725(d)(o)
	2,295,000	5.25%, due 4/15/2030	1,830,492(d)(o)
EUR	800,000	Vivion Investments S.a.r.l., 3.00%, due 8/8/2024	744,052(m)
8,614,162
Real Estate Investment Trusts 2.1%
American Tower Corp.
	$5,982,000	2.40%, due 3/15/2025	5,733,875(o)
EUR	190,000	0.88%, due 5/21/2029	169,654
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	185,690(m)
	$3,125,000	EPR Properties, 3.75%, due 8/15/2029	2,697,621(o)
Hospitality Properties Trust
	2,425,000	4.50%, due 6/15/2023	2,334,758(o)
	4,222,000	4.95%, due 2/15/2027	3,476,416(o)
	3,348,000	3.95%, due 1/15/2028	2,478,291(o)
	650,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	586,069(d)
Iron Mountain, Inc.
	1,660,000	4.88%, due 9/15/2027	1,585,076(d)
	4,505,000	5.25%, due 3/15/2028	4,302,275(d)(o)
	3,710,000	5.00%, due 7/15/2028	3,528,433(d)(o)
	2,935,000	4.88%, due 9/15/2029	2,693,657(d)(o)
	805,000	5.25%, due 7/15/2030	753,102(d)
	670,000	4.50%, due 2/15/2031	587,888(d)
	5,560,000	5.63%, due 7/15/2032	5,215,558(d)(o)
MPT Operating Partnership L.P./MPT Finance Corp.
	3,705,000	4.63%, due 8/1/2029	3,473,437
	680,000	3.50%, due 3/15/2031	585,443
	5,245,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	5,061,425(o)
	2,445,000	RLJ Lodging Trust L.P., 3.75%, due 7/1/2026	2,293,532(d)(o)
	550,000	SBA Communications Corp., 3.13%, due 2/1/2029	481,250
	925,000	Simon Property Group L.P., (SOFR + 0.43%), 2.54%, due 1/11/2024	914,808(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
Starwood Property Trust, Inc.
	$2,305,000	5.50%, due 11/1/2023	$ 2,287,712(d)(o)
	665,000	3.75%, due 12/31/2024	641,369(d)
	3,495,000	4.75%, due 3/15/2025	3,471,374(o)
Trust F/1401
	200,000	5.25%, due 12/15/2024	197,000(m)
	200,000	5.25%, due 1/30/2026	187,000(d)
EUR	100,000	Unibail-Rodamco-Westfield SE, 2.13%, due 7/25/2023	93,242(m)(q)(r)
	$1,315,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 1/15/2030	939,009(d)
	1,085,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	1,019,744(d)
	2,260,000	XHR L.P., 6.38%, due 8/15/2025	2,276,069(d)(o)
60,250,777
Recreation & Travel 1.1%
Carnival Corp.
	3,770,000	7.63%, due 3/1/2026	3,243,161(d)(o)
	2,815,000	5.75%, due 3/1/2027	2,256,377(d)(o)
	3,755,000	9.88%, due 8/1/2027	3,890,875(d)(o)
	645,000	4.00%, due 8/1/2028	562,763(d)
	710,000	Cedar Fair L.P., 5.25%, due 7/15/2029	679,090
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	1,225,000	5.50%, due 5/1/2025	1,233,422(d)
	2,395,000	5.38%, due 4/15/2027	2,334,023(o)
EUR	495,000	Motion Bondco Designated Activity Co., 4.50%, due 11/15/2027	393,957(m)
EUR	190,000	Motion Finco S.a.r.l., 7.00%, due 5/15/2025	187,771(m)
NCL Corp. Ltd.
	$2,075,000	3.63%, due 12/15/2024	1,784,500(d)
	685,000	5.88%, due 3/15/2026	558,666(d)
	1,053,000	5.88%, due 2/15/2027	967,707(d)
GBP	1,000,000	Pinnacle Bidco PLC, 6.38%, due 2/15/2025	1,139,861(m)
Royal Caribbean Cruises Ltd.
	$2,715,000	5.50%, due 8/31/2026	2,144,180(d)(o)
	5,660,000	5.50%, due 4/1/2028	4,240,981(d)(o)
	3,060,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	2,743,290(d)(o)
Six Flags Entertainment Corp.
	1,160,000	4.88%, due 7/31/2024	1,144,038(d)
	1,130,000	5.50%, due 4/15/2027	1,066,711(d)
30,571,373
Restaurants 0.1%
	2,825,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	2,457,750(d)(o)
	665,000	Yum! Brands, Inc., 3.63%, due 3/15/2031	601,805
3,059,555
Retail 0.2%
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	204,596(d)
	4,275,000	Lowe's Cos, Inc., 4.45%, due 4/1/2062	3,863,134(o)
	250,000	Starbucks Corp., (SOFR + 0.42%), 1.77%, due 2/14/2024	247,575(e)
4,315,305
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Semiconductors 0.6%
Analog Devices, Inc.
	$964,000	(SOFR + 0.25%), 2.30%, due 10/1/2024	$ 941,652(e)
	4,850,000	2.95%, due 10/1/2051	3,908,219(o)
Broadcom, Inc.
	8,555,000	3.14%, due 11/15/2035	6,879,006(d)(o)
	6,365,000	3.50%, due 2/15/2041	5,065,787(d)(o)
16,794,664
Software 0.5%
Oracle Corp.
	8,350,000	4.00%, due 11/15/2047	6,470,508(o)
	8,835,000	3.95%, due 3/25/2051	6,842,801(o)
13,313,309
Software - Services 0.4%
	3,965,000	Condor Merger Sub, Inc., 7.38%, due 2/15/2030	3,481,171(d)(o)
	1,775,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	1,296,760(d)
	1,030,000	J2 Global, Inc., 4.63%, due 10/15/2030	944,613(d)
	1,260,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	1,121,594(d)
Presidio Holdings, Inc.
	1,485,000	4.88%, due 2/1/2027	1,429,862(d)
	2,570,000	8.25%, due 2/1/2028	2,421,711(d)(o)
10,695,711
Specialty Retail 0.5%
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	565,781(m)
Asbury Automotive Group, Inc.
	$485,000	4.63%, due 11/15/2029	428,071(d)
	1,555,000	5.00%, due 2/15/2032	1,358,051(d)
EUR	455,000	BK LC Lux Finco1 S.a.r.l., 5.25%, due 4/30/2029	384,390(m)
	$5,135,000	Carvana Co., 5.88%, due 10/1/2028	3,255,590(d)(o)
Dufry One BV
EUR	955,000	2.00%, due 2/15/2027	822,087(m)
EUR	3,055,000	3.38%, due 4/15/2028	2,676,167(m)(o)
Gap, Inc.
	$870,000	3.63%, due 10/1/2029	638,101(d)
	1,025,000	3.88%, due 10/1/2031	742,510(d)
	2,325,000	Hanesbrands, Inc., 4.63%, due 5/15/2024	2,305,053(d)(o)
EUR	1,520,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	1,113,579(m)
EUR	290,000	Tendam Brands SAU, (3M EURIBOR + 5.25%), 5.52%, due 9/15/2024	282,316(e)(m)
14,571,696
Steel Producers - Products 0.0%(n)
	$1,140,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,037,981
Support - Services 2.4%
	2,102,000	ADT Corp., 4.88%, due 7/15/2032	1,862,141(d)(o)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,930,000	6.63%, due 7/15/2026	1,870,112(d)
	2,660,000	6.00%, due 6/1/2029	2,044,875(d)(o)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
	1,210,000	4.63%, due 6/1/2028	1,074,359(d)
	1,340,000	4.63%, due 6/1/2028	1,169,150(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Support - Services – cont'd
		APX Group, Inc.
	$1,355,000	6.75%, due 2/15/2027	$ 1,342,133(d)
	2,185,000	5.75%, due 7/15/2029	1,822,460(d)
EUR	300,000	Aramark Int'l Finance S.a.r.l., 3.13%, due 4/1/2025	279,841(m)
		Aramark Services, Inc.
	$2,675,000	5.00%, due 4/1/2025	2,667,737(d)(o)
	4,050,000	5.00%, due 2/1/2028	3,956,850(d)(o)
	2,810,000	ASGN, Inc., 4.63%, due 5/15/2028	2,606,275(d)(o)
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	3,500,000	5.75%, due 7/15/2027	3,321,362(d)(o)
	2,680,000	5.38%, due 3/1/2029	2,443,919(d)
GBP	721,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	702,705(m)
EUR	579,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	439,415(m)
	$2,345,000	Beacon Roofing Supply, Inc., 4.50%, due 11/15/2026	2,264,527(d)(o)
	2,135,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	1,889,475(d)(o)
		Garda World Security Corp.
	1,215,000	4.63%, due 2/15/2027	1,096,112(d)
	2,235,000	6.00%, due 6/1/2029	1,759,783(d)
	2,575,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	2,424,707(d)(o)
EUR	1,460,000	House of Finance NV, 4.38%, due 7/15/2026	1,481,314(m)
	$1,235,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,234,265(d)
EUR	1,920,000	Kapla Holding SAS, 3.38%, due 12/15/2026	1,669,077(m)
	$1,115,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,099,669(d)
EUR	1,785,000	Loxam SAS, 5.75%, due 7/15/2027	1,541,583(m)
		Nielsen Finance LLC/Nielsen Finance Co.
	$4,110,000	5.63%, due 10/1/2028	4,027,800(d)(o)
	2,080,000	5.88%, due 10/1/2030	2,041,000(d)(o)
	265,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	212,663(d)
EUR	450,000	Platin 1426 GmbH, 5.38%, due 6/15/2023	446,621(m)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	$2,280,000	5.25%, due 4/15/2024	2,277,150(d)(o)
	5,100,000	5.75%, due 4/15/2026	5,182,977(d)(o)
	1,535,000	6.25%, due 1/15/2028	1,407,104(d)
	1,660,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,437,669(d)
EUR	404,431	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	380,855(m)
		United Rentals N.A., Inc.
	$1,115,000	5.25%, due 1/15/2030	1,127,237
	1,245,000	3.88%, due 2/15/2031	1,136,087
	1,720,000	3.75%, due 1/15/2032	1,511,914
		Verisure Holding AB
EUR	1,965,000	3.88%, due 7/15/2026	1,853,086(m)
EUR	1,095,000	3.25%, due 2/15/2027	978,941(m)
	$1,655,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,367,769(d)(s)
			69,452,719
Technology Hardware & Equipment 0.4%
	2,345,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,040,150(d)(o)
		CommScope Technologies LLC
	906,000	6.00%, due 6/15/2025	838,050(d)
	2,215,000	5.00%, due 3/15/2027	1,821,140(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Technology Hardware & Equipment – cont'd
		CommScope, Inc.
	$3,310,000	7.13%, due 7/1/2028	$ 2,739,025(d)
	2,055,000	4.75%, due 9/1/2029	1,786,781(d)
	1,750,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,636,250(d)
			10,861,396
Telecom - Wireless 0.2%
	470,000	Sprint Capital Corp., 8.75%, due 3/15/2032	608,650
	180,000	Sprint Corp., 7.63%, due 2/15/2025	192,123
		T-Mobile USA, Inc.
	2,455,000	2.25%, due 2/15/2026	2,288,477(o)
	1,150,000	3.38%, due 4/15/2029	1,073,629
			4,162,879
Telecom - Wireline Integrated & Services 2.4%
EUR	2,780,000	Altice Financing SA, 4.25%, due 8/15/2029	2,436,556(m)(o)
EUR	380,000	Altice Finco SA, 4.75%, due 1/15/2028	314,889(m)
		Altice France Holding SA
EUR	600,000	8.00%, due 5/15/2027	533,510(m)
	$8,355,000	6.00%, due 2/15/2028	6,449,475(d)(o)
		Altice France SA
	3,400,000	5.50%, due 1/15/2028	2,997,882(d)(o)
EUR	2,785,000	4.13%, due 1/15/2029	2,382,819(m)(o)
	$560,000	Cable One, Inc., 4.00%, due 11/15/2030	497,700(d)
		Consolidated Communications, Inc.
	1,765,000	5.00%, due 10/1/2028	1,394,472(d)
	1,645,000	6.50%, due 10/1/2028	1,414,700(d)
EUR	510,000	DKT Finance ApS, 7.00%, due 6/17/2023	488,114(m)
EUR	1,000,000	eircom Finance Designated Activity Co., 3.50%, due 5/15/2026	953,292(m)
		Frontier Communications Corp.
	$1,550,000	5.88%, due 10/15/2027	1,526,967(d)
	1,205,000	5.00%, due 5/1/2028	1,132,387(d)
	1,790,000	6.75%, due 5/1/2029	1,593,100(d)
	2,975,000	5.88%, due 11/1/2029	2,499,000(o)
	1,440,000	6.00%, due 1/15/2030	1,209,701(d)
	1,100,000	8.75%, due 5/15/2030	1,168,079(d)
		Iliad Holding SASU
	555,000	6.50%, due 10/15/2026	532,717(d)
EUR	809,000	5.63%, due 10/15/2028	773,451(m)
	$495,000	7.00%, due 10/15/2028	475,128(d)
		Level 3 Financing, Inc.
	710,000	5.38%, due 5/1/2025	710,959
	2,725,000	4.63%, due 9/15/2027	2,490,759(d)(o)
	1,940,000	3.63%, due 1/15/2029	1,621,374(d)
	585,000	3.75%, due 7/15/2029	484,088(d)
		Lorca Telecom Bondco SA
EUR	380,000	4.00%, due 9/18/2027	354,411(d)
EUR	4,045,000	4.00%, due 9/18/2027	3,770,718(m)(o)
		Lumen Technologies, Inc.
	$2,195,000	Ser. Y, 7.50%, due 4/1/2024	2,251,411(o)
	1,895,000	5.38%, due 6/15/2029	1,582,325(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecom - Wireline Integrated & Services – cont'd
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
	$2,465,000	4.75%, due 4/30/2027	$ 2,140,939(d)(o)
	2,875,000	6.00%, due 2/15/2028	2,207,668(d)(o)
EUR	860,000	PLT VII Finance S.a.r.l., 4.63%, due 1/5/2026	809,551(m)
	$1,605,000	Telecom Italia SpA, 5.30%, due 5/30/2024	1,560,461(d)
	8,220,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	6,327,838(d)(o)
	660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	559,122(d)
	2,600,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	2,470,000(d)(o)
GBP	2,310,000	Virgin Media Vendor Financing Notes III Designated Activity Co., 4.88%, due 7/15/2028	2,447,169(m)(o)
	$3,950,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	3,608,009(d)(o)
	2,775,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	2,150,625(d)(o)
68,321,366
Telecommunications 1.9%
EUR	200,000	Altice France SA, 3.38%, due 1/15/2028	169,708(m)
AT&T, Inc.
	$1,000,000	(3M USD LIBOR + 0.89%), 2.30%, due 2/15/2023	1,000,384(e)
	465,000	(SOFR + 0.64%), 2.63%, due 3/25/2024	459,344(e)
CAD	700,000	4.00%, due 11/25/2025	542,846
	$8,117,000	4.50%, due 3/9/2048	7,482,886
	2,635,000	3.65%, due 6/1/2051	2,146,709(o)
	8,140,000	3.50%, due 9/15/2053	6,435,054(o)
CAD	500,000	Bell Telephone Co. of Canada or Bell Canada, 2.20%, due 5/29/2028	348,487
	$920,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	819,959(d)
	2,240,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,280,768(d)(o)
Rogers Communications, Inc.
	2,867,000	3.80%, due 3/15/2032	2,775,508(d)(o)
	8,380,000	4.55%, due 3/15/2052	7,850,442(d)(o)
EUR	110,000	SoftBank Group Corp., 5.00%, due 4/15/2028	95,345(m)
T-Mobile USA, Inc.
	$4,505,000	4.50%, due 4/15/2050	4,169,103(o)
	8,955,000	3.40%, due 10/15/2052	6,892,313(o)
Verizon Communications, Inc.
	600,000	(SOFR + 0.50%), 2.45%, due 3/22/2024	593,645(e)
	8,555,000	2.36%, due 3/15/2032	7,388,804(o)
	5,405,000	2.99%, due 10/30/2056	3,946,895(o)
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	125,000(m)
55,523,200
Theaters & Entertainment 0.2%
Live Nation Entertainment, Inc.
	2,330,000	5.63%, due 3/15/2026	2,300,875(d)(o)
	3,660,000	6.50%, due 5/15/2027	3,756,075(d)(o)
6,056,950
Transportation 0.0%(n)
	706,675	MV24 Capital BV, 6.75%, due 6/1/2034	649,590(d)
EUR	149,200	Reseau Ferre France, 2.45%, due 2/28/2023	161,115(b)
810,705
Transportation Infrastructure - Services 0.0%(n)
EUR	401,000	Autostrade per l'Italia SpA, 1.88%, due 9/26/2029	346,090(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Transportation Infrastructure - Services – cont'd
GBP	505,000	National Express Group PLC, 4.25%, due 11/26/2025	$ 549,181(m)(q)(r)
			895,271
Water 0.0%(n)
EUR	200,000	Veolia Environnement SA, 2.50%, due 1/20/2029	170,682(m)(q)(r)
Total Corporate Bonds (Cost $1,643,609,513)			1,458,054,901

Loan Assignments(e) 3.1%
Aerospace & Defense 0.1%
	$1,247,635	AI Convoy (Luxembourg) S.a.r.l, Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 5.05% – 5.17%, due 1/18/2027	1,202,146(u)
	873,044	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 7.37% , due 9/21/2026	846,853(l)
	2,089,515	Peraton Corp., Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 2/1/2028	2,028,146
			4,077,145
Air Transport 0.1%
	1,620,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 7.46% , due 4/20/2028	1,593,675
	1,604,687	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.53% , due 4/21/2028	1,541,704
			3,135,379
Automotive 0.1%
	803,275	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.62% , due 12/12/2025	782,856
	1,484,642	First Brands Group, LLC, Term Loan, (3M CME Term SOFR + 5.00%), 8.37% , due 3/30/2027	1,409,667
			2,192,523
Building & Development 0.1%
	1,066,080	White Cap Buyer LLC, Term Loan B, (1M SOFR + 3.75%), 6.08% , due 10/19/2027	1,016,550
	1,462,178	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.25%), 5.51% , due 12/31/2026	1,352,515
			2,369,065
Business Equipment & Services 0.5%
	1,652,512	Allied Universal Holdco LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 5/12/2028	1,541,562
	2,843,663	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 7.37% , due 1/4/2026	2,216,636
	1,742,484	Cyxtera DC Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.00%), 5.79% , due 5/1/2024	1,674,335
	1,737,966	Deerfield Dakota Holding, LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 6.08% , due 4/9/2027	1,681,482
	1,067,361	Endure Digital Inc., Term Loan, (1M USD LIBOR + 3.50%), 5.29% , due 2/10/2028	978,417
	1,776,675	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 6.47% , due 10/30/2026	1,676,737
	1,755,388	Learning Care Group, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 5.62% – 6.06%, due 3/13/2025	1,662,142(u)
	881,828	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 6.00% , due 11/30/2027	847,031
	1,130,339	Tempo Acquisition LLC, Term Loan B, (1M CME Term SOFR + 3.00%), 5.33% , due 8/31/2028	1,104,624
	480,494	West Corporation, Term Loan B1, (1M USD LIBOR + 3.50%), 5.87% , due 10/10/2024	400,079
			13,783,045
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Cable & Satellite Television 0.1%
$1,510,578	Altice France S.A., Term Loan B13, (3M USD LIBOR + 4.00%), 5.41% , due 8/14/2026	$ 1,432,783
1,104,450	Radiate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 5.62% , due 9/25/2026	1,042,943
		2,475,726
Chemicals & Plastics 0.0%(n)
1,123,105	SCIH Salt Holdings, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 6.81% , due 3/16/2027	1,042,387
Clothing - Textiles 0.1%
1,500,579	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 12/15/2024	1,423,674
Containers & Glass Products 0.0%(n)
1,318,063	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.04% , due 4/3/2024	1,258,473
Diversified Insurance 0.0%(n)
1,122,900	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 10/1/2027	1,087,338
Electrical & Electronics 0.0%(n)
1,612,812	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 7.53% , due 4/27/2028	1,360,133
Electronics - Electrical 0.4%
322,975	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.98% , due 2/12/2025	320,956
1,117,200	Cloudera, Inc., Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 10/8/2028	1,055,754
1,984,650	Epicor Software Corporation, Term Loan, (1M USD LIBOR + 3.25%), 5.62% , due 7/30/2027	1,887,898
1,110,780	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 6.87% , due 6/13/2024	1,035,180
875,596	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 5.36% – 5.37%, due 3/3/2028	845,729(u)
	Ivanti Software, Inc.
390,062	Term Loan B, (1M USD LIBOR + 4.00%), 5.61% , due 12/1/2027	330,188
1,245,603	Term Loan B, (3M USD LIBOR + 4.25%), 5.85% , due 12/1/2027	1,060,096
1,785,000	McAfee, LLC, Term Loan B, (1W CME Term SOFR + 4.00%), 5.70% , due 3/1/2029	1,700,962
1,115,869	Optiv Security, Inc., First Lien Term Loan, (6M USD LIBOR + 3.25%), 5.33% , due 2/1/2024	1,065,655
1,627,700	Polaris Newco LLC, Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 6/2/2028	1,543,369
1,152,516	Sophia, L.P., Term Loan B, (3M USD LIBOR + 3.25%), 5.50% , due 10/7/2027	1,107,568
		11,953,355
Financial Intermediaries 0.1%
1,265,000	Asurion LLC, Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 7.62% , due 1/20/2029	1,080,310
1,202,365	Edelman Financial Center, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 5.87% , due 4/7/2028	1,139,745
1,147,561	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 6.56% , due 9/24/2027	1,088,267
		3,308,322
Health Care 0.5%
1,919,638	Athenahealth, Inc., Term Loan B, (1M CME Term SOFR + 3.50%), 5.65% , due 2/15/2029	1,826,055
1,378,830	Aveanna Healthcare, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 5.91% , due 7/17/2028	1,140,292
1,607,850	Bella Holding Company, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 5/10/2028	1,533,487
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Health Care – cont'd
$2,226,289	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 10/10/2025	$ 575,585
1,660,837	MedAssets Software Intermediate Holdings, Inc., Term Loan, (1M USD LIBOR + 4.00%), 6.37% , due 12/18/2028	1,598,556
1,708,555	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.82% , due 9/1/2028	1,579,935
909,075	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 10/22/2026	881,803(l)
1,635,900	Parexel International Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.92% , due 11/15/2028	1,590,406
1,492,470	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 5.87% , due 2/14/2025	1,429,980
1,371,004	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 7.58% , due 3/2/2027	1,118,506
1,457,781	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 8/27/2025	1,416,788
		14,691,393
Industrial Equipment 0.1%
579,544	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 7.01% , due 6/26/2026	541,028
1,104,024	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 6.23% – 6.31%, due 9/30/2026	1,064,003(u)
921,875	Pro Mach Group, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 6.37% , due 8/31/2028	891,416
		2,496,447
Leisure Goods - Activities - Movies 0.1%
628,800	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 5.54% , due 3/1/2025	610,332
1,514,100	Carnival Corporation, Term Loan B, (6M USD LIBOR + 3.00%), 5.88% , due 6/30/2025	1,438,940
		2,049,272
Nonferrous Metals - Minerals 0.1%
2,258,973	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 6.29% , due 7/31/2026	2,114,015
1,705,824	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 6.38% , due 5/1/2025	1,658,914
		3,772,929
Oil & Gas 0.3%
1,207,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 11.46% , due 11/1/2025	1,271,876
1,502,196	BCP Renaissance Parent LLC, Term Loan B3, (1M SOFR + 3.50%, 2M CME Term SOFR + 3.50%), 5.55% , due 10/31/2026	1,460,255(u)
1,728,459	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 6/5/2028	1,674,929
3,465,529	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 7.12% , due 3/11/2026	3,200,208
		7,607,268
Radio & Television 0.0%(n)
134,714	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 5.12% , due 3/15/2024	133,126
Retailers (except food & drug) 0.1%
1,219,020	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 5.01% , due 2/7/2025	1,152,633
515,698	EG Group Limited, Term Loan, (3M USD LIBOR + 4.25%), 6.50% , due 3/31/2026	488,108
1,266,774	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 6.12% , due 3/6/2028	1,155,931
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retailers (except food & drug) – cont'd
	$1,066,500	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 5.50% , due 3/3/2028	$ 1,030,335
			3,827,007
Telecommunications 0.1%
	1,099,813	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 5.88% , due 10/2/2027	949,964
	680,141	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 9.25% , due 5/31/2025	526,769(p)
			1,476,733
Utilities 0.2%
	1,082,857	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 6.00% , due 10/2/2025	889,805
	806,014	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 6.12% , due 12/13/2025	676,229
	1,031,589	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 6.00% – 6.12%, due 11/9/2026	944,760(u)
	446,300	Kestrel Acquisition, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.63% , due 6/2/2025	414,988
		Lightstone Holdco LLC
	669,330	Term Loan B, (3M CME Term SOFR + 5.75%), 8.33% , due 2/1/2027	593,555
	37,857	Term Loan C, (3M CME Term SOFR + 5.75%), 8.33% , due 2/1/2027	33,571
		Lonestar II Generation Holdings LLC
	893,826	Term Loan B, (1M USD LIBOR + 5.00%), 7.37% , due 4/20/2026	865,894
	121,086	Term Loan C, (1M USD LIBOR + 5.00%), 7.37% , due 4/20/2026	117,302
	707,892	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 6.62% , due 5/16/2024	541,205
			5,077,309
Total Loan Assignments (Cost $97,801,006)			90,598,049
Foreign Government Securities 4.4%
	5,100,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	4,896,000(m)(o)
	206,000	Airport Authority Hong Kong, 1.75%, due 1/12/2027	193,679(d)
		Angolan Government International Bond
	200,000	8.25%, due 5/9/2028	167,750(m)
	1,280,000	8.00%, due 11/26/2029	1,024,146(d)
	5,715,000	9.38%, due 5/8/2048	4,406,471(d)
		Argentine Republic Government International Bond
	175,982	1.00%, due 7/9/2029	41,063
	195,940	0.50%, due 7/9/2030	46,106(t)
	500,000	Bermuda Government International Bond, 3.72%, due 1/25/2027	492,541(m)
	408,339	Brazil Loan Trust 1, 5.48%, due 7/24/2023	406,710(m)
		Brazil Notas do Tesouro Nacional
BRL	5,300,000	Ser. F, 10.00%, due 1/1/2025	967,118
BRL	9,105,000	Ser. F, 10.00%, due 1/1/2029	1,549,121
BRL	3,760,000	Ser. F, 10.00%, due 1/1/2031	622,439
		Bundesrepublik Deutschland Bundesanleihe
EUR	121,000	0.00%, due 2/15/2030	117,970(m)
EUR	40,566	0.00%, due 8/15/2031	38,866(m)
EUR	1,061,218	Ser. G, 0.00%, due 8/15/2031	1,018,037(m)
EUR	136,900	2.50%, due 8/15/2046	183,457(m)
	$200,000	Chile Government International Bond, 2.75%, due 1/31/2027	190,404
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Colombia Government International Bond
	$520,000	3.88%, due 4/25/2027	$ 475,203
	1,105,000	3.00%, due 1/30/2030	890,847
	1,005,000	5.00%, due 6/15/2045	730,181
		Colombian TES
COP	4,622,900,000	Ser. B, 6.00%, due 4/28/2028	822,244
COP	8,337,100,000	Ser. B, 7.00%, due 6/30/2032	1,367,918
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	1,147,009
		Croatia Government International Bond
EUR	469,000	2.75%, due 1/27/2030	481,132(m)
EUR	100,000	2.88%, due 4/22/2032	102,310(m)
EUR	209,493	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, due 4/15/2026	234,420(b)(m)
	$4,380,000	Dominican Republic International Bond, 6.85%, due 1/27/2045	3,847,341(d)
		Ecuador Government International Bond
	1,020,000	5.50%, due 7/31/2030	611,350(d)(t)
	175,503	5.50%, due 7/31/2030	105,190(m)(t)
	1,400,000	2.50%, due 7/31/2035	632,933(d)(t)
		Egypt Government Bond
EGP	18,854,000	14.48%, due 4/6/2026	912,369
EGP	48,525,000	14.66%, due 10/6/2030	2,207,790
		Egypt Government International Bond
EUR	450,000	4.75%, due 4/11/2025	362,082(m)
	$755,000	5.88%, due 2/16/2031	463,155(d)
	3,140,000	8.50%, due 1/31/2047	1,821,200(d)
	3,765,000	7.50%, due 2/16/2061	2,098,686(d)
	485,000	El Salvador Government International Bond, 9.50%, due 7/15/2052	164,568(d)
		European Union
EUR	434,000	0.00%, due 7/6/2026	426,989(m)
EUR	172,000	0.00%, due 10/4/2028	163,149(m)
EUR	190,000	1.63%, due 12/4/2029	198,478(m)
EUR	117,000	0.00%, due 4/22/2031	105,317(m)
EUR	176,000	1.25%, due 2/4/2043	160,037(m)
		French Republic Government Bond OAT
EUR	174,000	0.50%, due 5/25/2025	177,570(m)
EUR	475,000	0.00%, due 2/25/2026	474,855(m)
EUR	115,513	1.00%, due 5/25/2027	119,335(m)
EUR	156,984	1.85%, due 7/25/2027	191,816(b)(m)
EUR	127,000	0.75%, due 5/25/2028	128,856(m)
EUR	571,704	1.50%, due 5/25/2031	600,929(m)
EUR	143,000	0.00%, due 11/25/2031	130,451(m)
EUR	124,000	1.25%, due 5/25/2038	118,567(m)
EUR	97,411	0.10%, due 7/25/2038	109,647(b)(m)
EUR	120,000	1.50%, due 5/25/2050	111,409(m)
EUR	153,000	0.75%, due 5/25/2052	114,497(m)
EUR	62,500	0.50%, due 5/25/2072	35,986(m)
	$200,000	Ghana Government International Bond, 6.38%, due 2/11/2027	102,872(m)
EUR	100,000	Hellenic Republic Government Bond, 1.75%, due 6/18/2032	91,467(m)
		Hungary Government Bond
HUF	558,510,000	3.00%, due 10/27/2027	1,047,712
HUF	1,426,700,000	3.25%, due 10/22/2031	2,486,926
	$4,110,000	Indonesia Government International Bond, 4.63%, due 4/15/2043	3,903,399(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Indonesia Treasury Bond
IDR	29,285,000,000	6.13%, due 5/15/2028	$ 1,913,189
IDR	54,478,000,000	8.25%, due 5/15/2029	3,926,309
IDR	26,460,000,000	7.00%, due 9/15/2030	1,771,433
	$200,000	Istanbul Metropolitan Municipality, 6.38%, due 12/9/2025	158,960(m)
		Italy Buoni Poliennali Del Tesoro
EUR	392,910	2.60%, due 9/15/2023	434,021(b)(m)
EUR	664,000	1.75%, due 5/30/2024	682,282(m)
EUR	933,000	1.45%, due 11/15/2024	951,605(m)
EUR	540,320	1.40%, due 5/26/2025	580,122(b)(m)
EUR	224,000	1.85%, due 7/1/2025	229,323(m)
EUR	423,000	0.00%, due 4/1/2026	402,199(m)
EUR	88,000	1.60%, due 6/1/2026	88,767(m)
EUR	337,000	0.00%, due 8/1/2026	317,439(m)
EUR	142,000	2.05%, due 8/1/2027	143,633(m)
EUR	209,000	0.25%, due 3/15/2028	189,260(m)
EUR	544,000	3.00%, due 8/1/2029	569,302(m)
EUR	440,000	4.00%, due 2/1/2037	491,026(m)
EUR	53,000	0.95%, due 3/1/2037	40,056(m)
EUR	35,000	1.50%, due 4/30/2045	25,671(m)
		Ivory Coast Government International Bond
	$626,945	5.75%, due 12/31/2032	552,530(m)(t)
	3,715,000	6.13%, due 6/15/2033	3,009,577(d)
EUR	100,000	Kazakhstan Government International Bond, 0.60%, due 9/30/2026	89,727(m)
	$200,000	Kenya Government International Bond, 7.00%, due 5/22/2027	147,707(m)
		Kingdom of Belgium Government Bond
EUR	113,000	Ser. 94, 0.35%, due 6/22/2032	104,193(m)
EUR	172,097	Ser. 84, 1.45%, due 6/22/2037	168,017(m)
EUR	63,778	Ser. 90, 0.40%, due 6/22/2040	50,240(m)
		Mexican Bonos
MXN	58,241,400	Ser. M20, 8.50%, due 5/31/2029	2,827,546
MXN	56,380,000	Ser. M, 7.75%, due 5/29/2031	2,609,845
		Mexico Government International Bond
	$4,250,000	3.50%, due 2/12/2034	3,688,689
	4,240,000	4.40%, due 2/12/2052	3,376,656
	1,155,000	Mongolia Government International Bond, 5.13%, due 4/7/2026	1,022,353(d)
		Netherlands Government Bond
EUR	255,658	0.00%, due 7/15/2031	239,134(m)
EUR	350,633	4.00%, due 1/15/2037	483,539(m)
	$1,450,000	Nigeria Government International Bond, 7.63%, due 11/28/2047	904,597(d)
		Oman Government International Bond
	1,810,000	6.25%, due 1/25/2031	1,800,950(d)
	2,765,000	7.00%, due 1/25/2051	2,492,172(d)
		Panama Government International Bond
	2,450,000	2.25%, due 9/29/2032	1,954,954
	1,030,000	3.30%, due 1/19/2033	893,375
	1,775,000	Paraguay Government International Bond, 4.95%, due 4/28/2031	1,756,139(d)
PEN	27,914,000	Peru Government Bond, 6.15%, due 8/12/2032	6,112,825
	$200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, due 6/6/2027	204,500(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Peruvian Government International Bond
	$400,000	7.35%, due 7/21/2025	$ 435,167
	4,470,000	3.00%, due 1/15/2034	3,827,704
PEN	10,926,000	6.90%, due 8/12/2037	2,438,193(m)
		Portugal Obrigacoes do Tesouro OT
EUR	295,000	0.30%, due 10/17/2031	265,258(m)
EUR	675,000	1.65%, due 7/16/2032	677,496(m)
	$203,578	Provincia de Cordoba, 6.88%, due 12/10/2025	142,505(m)(t)
		Qatar Government International Bond
	370,000	3.88%, due 4/23/2023	370,919(m)
	1,440,000	4.40%, due 4/16/2050	1,467,861(d)
		Republic of Austria Government Bond
EUR	188,000	0.90%, due 2/20/2032	184,145(m)
EUR	109,000	1.85%, due 5/23/2049	114,062(m)
		Republic of South Africa Government Bond
ZAR	31,218,337	8.00%, due 1/31/2030	1,651,790
ZAR	21,213,555	8.25%, due 3/31/2032	1,084,742
ZAR	21,901,358	8.50%, due 1/31/2037	1,063,259
		Republic of South Africa Government International Bond
	$1,830,000	5.65%, due 9/27/2047	1,388,275
	1,055,000	5.75%, due 9/30/2049	800,302
		Romanian Government International Bond
	234,000	3.00%, due 2/27/2027	213,754(m)
EUR	116,000	2.88%, due 5/26/2028	104,401(m)
EUR	153,000	1.75%, due 7/13/2030	116,317(m)
	$3,210,000	3.00%, due 2/14/2031	2,642,092(m)
	1,280,000	3.63%, due 3/27/2032	1,056,829(d)
EUR	249,000	3.88%, due 10/29/2035	203,494(m)
	$1,370,000	4.00%, due 2/14/2051	966,447(d)
	2,666,000	4.00%, due 2/14/2051	1,884,261(m)
RUB	270,539,000	Russian Federal Bond - Obligatsyi Federal'novo Zaima, 7.05%, due 1/19/2028	954,206
		Saudi Government International Bond
	$1,645,000	3.25%, due 11/17/2051	1,313,750(d)
	1,265,000	3.75%, due 1/21/2055	1,094,306(d)
EUR	100,000	Serbia International Bond, 3.13%, due 5/15/2027	92,764(m)
		Spain Government Bond
EUR	206,000	2.75%, due 10/31/2024	220,668(m)
EUR	448,000	1.45%, due 10/31/2027	464,796(m)
EUR	238,000	2.55%, due 10/31/2032	257,170(m)
EUR	66,000	0.85%, due 7/30/2037	55,320(m)
EUR	29,000	1.00%, due 7/30/2042	23,335(m)
EUR	80,572	Spain Government Inflation-Linked Bond, 0.65%, due 11/30/2027	91,220(b)(m)
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	91,271(m)(p)
	200,000	6.35%, due 6/28/2024	60,342(m)(p)
		State of North Rhine-Westphalia Germany
EUR	185,000	1.65%, due 2/22/2038	184,239(m)
EUR	5,000	0.50%, due 1/15/2052	3,551(m)
		Turkey Government Bond
TRY	9,720,034	1.50%, due 6/18/2025	632,305(b)
TRY	41,239,134	11.70%, due 11/13/2030	1,810,319
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Foreign Government Securities – cont'd
	Ukraine Government International Bond
$200,000	8.99%, due 2/1/2024	$ 43,000(m)
4,140,000	7.25%, due 3/15/2033	807,300(d)
2,045,000	Uruguay Government International Bond, 5.10%, due 6/18/2050	2,177,613
1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	111,720(m)(p)
Total Foreign Government Securities (Cost $163,430,860)		127,832,400

Convertible Bonds 0.1%
Cable & Satellite Television 0.1%
2,505,000	DISH Network Corp., 2.38%, due 3/15/2024	2,229,450(o)
1,310,000	DISH Network Corp., 3.38%, due 8/15/2026	932,123
Total Convertible Bonds (Cost $3,624,370)		3,161,573

Municipal Notes 1.7%
Arizona 0.1%
2,235,000	Gilbert Wtr. Res. Muni. Prop. Corp. Utils. Sys. Rev. (Green Bond-Sr. Lien), Ser. 2022, 5.00%, due 7/15/2031	2,723,842
California 0.3%
1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	1,882,385
1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	1,860,097
2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	1,627,133
2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Ser. 2019-A, (AGM Insured), 3.92%, due 1/15/2053	1,798,642
1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	1,529,774
1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,324,444
		10,022,475
Massachusetts 0.3%
1,955,000	Massachusetts St. Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/2032	2,434,978
3,950,000	Massachusetts St. Dev. Fin. Agcy. Rev. (Harvard Univ. Green Bond), Ser. 2022-B, 5.00%, due 11/15/2032	4,924,813
1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,075,162
		8,434,953
Michigan 0.0%(n)
1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	1,554,581
Nevada 0.1%
2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	1,669,138
New Jersey 0.0%(n)
695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	695,019
560,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	575,304
		1,270,323
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

New York 0.3%
$1,950,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), Ser. 2020-EE, 5.00%, due 6/15/2031	$ 2,361,827
	New York G.O.
2,220,000	Ser. 2022-B-1, 5.00%, due 8/1/2032	2,692,676
1,500,000	Subser. 2022-D-1, 5.00%, due 5/1/2035	1,752,090
2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,152,389
		8,958,982
Ohio 0.2%
2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	1,654,655
2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	1,764,951
2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	1,804,614
2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	1,603,350
		6,827,570
Pennsylvania 0.1%
2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	1,806,329
Texas 0.2%
1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	1,350,911
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	1,677,742
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,231,439
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	1,599,282
		5,859,374
Utah 0.1%
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	1,704,460
Total Municipal Notes (Cost $58,144,308)		50,832,027
Number of Shares
Closed-End Funds 0.1%
Investment Companies(v) 0.1%
1,973,605	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $2,363,561)	1,879,503
Exchange-Traded Funds 0.6%
87,458	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,023,561
92,836	iShares iBoxx High Yield Corporate Bond ETF	7,258,847
Total Exchange-Traded Funds (Cost $17,717,478)		17,282,408
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 0.1%
Investment Companies 0.1%
2,524,979	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(w) (Cost $2,524,979)	$2,524,979(o)
Total Investments 121.4% (Cost $3,844,715,451)		3,531,477,186
Liabilities Less Other Assets (21.4)%		(622,479,505)(x)(y)
Net Assets 100.0%		$2,908,997,681

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $1,156,297,479, which represents 39.7% of net assets of the Fund.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only”
holding.

(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2022.

(h)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $2,421,700, which represents 0.1% of net assets of the Fund.
(i)
Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2022 amounted to $6,805,800, which represents 0.2% of net assets of the Fund.

(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2022 amounted to $665,929,217, which represents
22.9% of net assets of the Fund.

(l)	Value determined using significant unobservable inputs.
(m)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2022 amounted to $137,116,196, which represents 4.7% of net assets of the
Fund.

(n)	Represents less than 0.05% of net assets of the Fund.
(o)
All or a portion of this security is segregated in connection with obligations for swaps, futures, forward foreign currency contracts, bond forwards, to be announced securities, delayed delivery securities and/or when-issued securities with a total value of $971,459,083.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(p)	Defaulted security.
(q)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(r)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(s)	Payment-in-kind (PIK) security.
(t)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(u)	The stated interest rates represent the range of rates at July 31, 2022 of the underlying contracts within the Loan Assignment.
(v)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(w)	Represents 7-day effective yield as of July 31, 2022.
(x)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2022.
(y)	As of July 31, 2022, the value of unfunded loan commitments was $621,287 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$2,937,708,888	101.0%
Cayman Islands	126,809,809	4.4%
United Kingdom	83,004,417	2.9%
Canada	55,660,440	1.9%
Switzerland	28,907,846	1.0%
France	27,209,770	0.9%
Netherlands	19,585,241	0.7%
Mexico	19,406,015	0.7%
Luxembourg	14,447,306	0.5%
Peru	13,831,788	0.5%
Indonesia	13,784,973	0.5%
Germany	13,479,699	0.5%
Brazil	13,333,718	0.5%
Spain	11,647,049	0.4%
Sweden	9,094,354	0.3%
Colombia	8,676,877	0.3%
Ireland	8,590,209	0.3%
Italy	8,282,586	0.3%
Egypt	7,865,282	0.3%
Romania	7,187,595	0.2%
South Africa	6,749,222	0.2%
Oman	6,573,890	0.2%
Angola	5,598,367	0.2%
Malaysia	4,896,000	0.2%
Zambia	4,338,074	0.2%
Finland	3,859,214	0.1%
Dominican Republic	3,847,341	0.1%
Panama	3,668,288	0.1%
Cote D'Ivoire	3,562,107	0.1%
Hungary	3,534,638	0.1%
Israel	3,324,668	0.1%
Chile	3,161,477	0.1%
United Arab Emirates	2,993,491	0.1%
Australia	2,909,654	0.1%
Turkey	2,797,603	0.1%
China	2,485,929	0.1%
Ukraine	2,408,385	0.1%
Saudi Arabia	2,408,056	0.1%
Qatar	2,393,037	0.1%
Uruguay	2,177,613	0.1%
Belgium	1,994,270	0.1%
Hong Kong	1,922,378	0.1%
Paraguay	1,756,139	0.1%
Kazakhstan	1,724,313	0.1%
Azerbaijan	1,602,953	0.1%
Czech Republic	1,583,132	0.1%
Supranational	1,515,679	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Other countries representing less than 0.05% of net assets of the Fund	$14,652,427	0.0%
Short-Term Investments and Other Liabilities—Net	(619,954,526)	(21.3)%
	$2,908,997,681	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	269	Euro-Bobl	$35,155,474	$818,488
9/2022	1	Euro-BTP	129,116	5,754
9/2022	5	Euro-Bund	805,580	27,587
9/2022	9	Euro-Buxl	1,709,071	163,733
9/2022	462	U.S. Treasury Note, 2 Year	97,232,953	229,564
9/2022	5	U.S. Treasury Ultra Long Bond	791,562	8,178
9/2022	119	United Kingdom Long Gilt Bond	17,126,431	467,633
12/2023	9	Euribor Interest Rate, 3 Months	2,271,327	11,499
Total Long Positions			$155,221,514	$1,732,436

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	569	Australian Bond, 3 Year	$(43,428,347)	$(672,790)
9/2022	332	Euro-Bobl	(43,388,912)	(881,421)
9/2022	140	Euro-Bund	(22,556,228)	(920,642)
9/2022	19	Euro-Oat	(2,844,293)	(179,137)
9/2022	508	Euro-Schatz	(57,182,229)	(297,158)
9/2022	12	Government of Canada Bond, 10 Year	(1,222,444)	(89,062)
9/2022	14	Government of Canada Bond, 5 Year	(1,263,285)	(14,641)
9/2022	340	Government of Japan Bond, 10 Year Mini	(38,347,207)	(300,334)
9/2022	643	U.S. Treasury Long Bond	(92,592,000)	(1,959,141)
9/2022	50	U.S. Treasury Note, 2 Year	(10,523,047)	28,333
9/2022	113	United Kingdom Long Gilt Bond	(16,262,913)	(37,461)
9/2022	2,715	U.S. Treasury Note, 5 Year	(308,767,619)	(3,089,348)
9/2022	1,737	U.S. Treasury Note, 10 Year	(210,421,266)	(3,073,313)
9/2022	1,523	U.S. Treasury Note, Ultra 10 Year	(199,893,750)	(4,557,188)
9/2022	454	U.S. Treasury Ultra Bond	(71,873,875)	(323,012)
Total Short Positions			$(1,120,567,415)	$(16,366,315)
Total Futures				$(14,633,879)
At July 31, 2022, the Fund had $15,777,068 deposited in a segregated account to cover margin requirements on open futures. At July 31, 2022 the Fund had securities pledged in the amount of $15,761,384 to cover collateral requirements on open futures.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Forward foreign currency contracts (“forward FX contracts”)
At July 31, 2022, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	1,876,818	USD	361,734	CITI	8/2/2022	$1,000
BRL	945,613	USD	173,007	JPM	8/2/2022	9,752
BRL	2,190,146	USD	422,124	JPM	8/2/2022	1,167
BRL	38,526,197	USD	7,341,120	GSI	8/8/2022	91,614
BRL	1,943,520	USD	366,934	HSBC	9/2/2022	5,188
BRL	1,178,268	USD	214,667	SCB	9/2/2022	10,934
CAD	648,283	USD	504,096	JPM	8/25/2022	2,141
USD	620,718	CLP	545,328,713	GSI	9/21/2022	20,848
USD	178,283	CNH	1,196,721	JPM	8/23/2022	955
USD	622,635	COP	2,587,048,901	CITI	9/21/2022	24,442
CZK	15,036,544	EUR	596,901	CITI	9/21/2022	8,093
DKK	6,278,370	USD	856,881	CITI	10/20/2022	10,058
EGP	70,733,663	USD	3,547,325	CITI	9/21/2022	51,664
USD	3,799,419	EGP	74,126,675	CITI	9/21/2022	27,791
USD	510,593	EGP	10,165,905	CITI	10/18/2022	934
EUR	253,194	HUF	101,410,898	CITI	8/31/2022	4,748
EUR	872,184	HUF	354,667,080	GSI	8/31/2022	2,964
EUR	1,072,624	PLN	5,067,576	GSI	9/21/2022	16,951
EUR	601,617	PLN	2,837,862	JPM	9/21/2022	10,461
EUR	593,582	PLN	2,818,023	JPM	9/21/2022	6,461
EUR	465,267	PLN	2,230,699	JPM	9/21/2022	393
EUR	610,196	PLN	2,927,506	JPM	9/21/2022	99
EUR	64,914	USD	64,791	JPM	8/3/2022	1,558
EUR	336,404	USD	343,196	JPM	8/3/2022	649
EUR	343,808	USD	351,049	JPM	8/3/2022	363
EUR	21,384	USD	21,802	JPM	8/3/2022	55
EUR	2,306,149	USD	2,346,479	JPM	9/6/2022	16,228
EUR	7,403,437	USD	7,498,941	CITI	10/20/2022	110,263
EUR	1,212,535	USD	1,228,177	CITI	10/20/2022	18,059
EUR	2,645,517	USD	2,680,342	GSI	10/20/2022	38,702
EUR	261,695	USD	268,361	GSI	10/20/2022	607
USD	397,469	EUR	381,446	JPM	8/3/2022	7,586
USD	135,517	EUR	127,682	JPM	8/3/2022	5,011
USD	178,137	EUR	173,463	JPM	8/3/2022	837
USD	739,117	EUR	705,329	SCB	8/3/2022	18,187
USD	665,135	EUR	644,702	GSI	10/20/2022	2,514
GBP	2,065,395	USD	2,461,848	CITI	10/20/2022	58,082
GBP	720,245	USD	858,971	GSI	10/20/2022	19,780
GBP	206,826	USD	252,084	GSI	10/20/2022	258
HUF	264,315,682	EUR	643,730	BCB	8/31/2022	4,206
HUF	318,635,343	EUR	755,538	GSI	8/31/2022	26,050
HUF	208,155,517	EUR	507,635	MS	8/31/2022	2,616
IDR	2,560,670,573	USD	172,447	GSI	8/23/2022	254
USD	507,046	INR	40,003,872	GSI	9/21/2022	5,041
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	624,673	INR	49,191,735	JPM	9/21/2022	$7,370
USD	519,069	KRW	645,924,469	CITI	8/23/2022	23,432
USD	643,416	KRW	814,718,671	CITI	8/23/2022	18,258
USD	626,341	KRW	812,471,511	GSI	8/23/2022	2,908
USD	478,848	KRW	622,617,856	JPM	8/23/2022	1,095
MXN	9,809,297	USD	475,618	MS	9/21/2022	1,162
PEN	527,616	USD	132,326	GSI	9/21/2022	1,258
USD	456,742	PEN	1,726,986	CITI	9/21/2022	19,498
USD	1,592,809	PHP	83,756,268	CITI	8/23/2022	81,599
PLN	2,297,151	EUR	472,205	CITI	9/21/2022	6,695
PLN	2,921,891	EUR	600,008	GSI	9/21/2022	9,150
PLN	1,569,296	EUR	323,028	GSI	9/21/2022	4,121
RON	76,593	EUR	15,183	BCB	9/21/2022	186
RON	1,867,714	EUR	364,932	CITI	9/21/2022	9,963
RON	455,217	EUR	88,028	CITI	9/21/2022	3,369
RON	701,219	EUR	138,435	GSI	9/21/2022	2,280
RON	559,667	EUR	110,480	GSI	9/21/2022	1,830
RON	3,072,554	EUR	606,524	JPM	9/21/2022	10,053
RON	878,544	EUR	173,600	JPM	9/21/2022	2,695
RON	535,147	EUR	104,887	JPM	9/21/2022	2,521
RON	554,446	EUR	109,524	JPM	9/21/2022	1,735
SGD	2,792,861	USD	1,985,087	JPM	10/14/2022	37,095
THB	22,375,849	USD	607,066	GSI	9/21/2022	2,908
USD	631,833	THB	21,765,686	CITI	9/21/2022	38,492
USD	487,828	THB	17,186,243	JPM	9/21/2022	19,325
USD	614,540	TWD	18,348,328	HSBC	8/11/2022	2,846
USD	909,432	TWD	27,088,329	GSI	8/15/2022	6,269
USD	192,193	TWD	5,744,838	GSI	8/15/2022	652
USD	663,103	ZAR	10,698,498	CITI	9/21/2022	22,975
USD	529,054	ZAR	8,146,468	HSBC	9/21/2022	41,623
USD	598,998	ZAR	9,732,497	JPM	9/21/2022	16,670
USD	485,179	ZAR	8,056,437	MS	9/21/2022	3,135
ZAR	11,503,196	USD	681,231	JPM	9/21/2022	7,044
ZAR	10,066,859	USD	588,224	MS	9/21/2022	14,110
Total unrealized appreciation						$1,069,886
BRL	3,121,351	USD	635,826	GSI	8/2/2022	(32,561)
USD	351,662	BRL	1,876,818	CITI	8/2/2022	(11,072)
USD	601,602	BRL	3,121,351	GSI	8/2/2022	(1,663)
USD	182,255	BRL	945,613	JPM	8/2/2022	(504)
USD	420,936	BRL	2,190,146	JPM	8/2/2022	(2,354)
USD	7,244,490	BRL	38,526,197	CITI	8/8/2022	(188,245)
USD	126,832	BRL	683,348	JPM	9/2/2022	(4,007)
USD	170,106	BRL	945,613	JPM	10/4/2022	(9,517)
USD	707,011	CAD	913,004	JPM	8/2/2022	(5,967)
CLP	544,984,085	USD	651,237	CITI	9/21/2022	(51,745)
CNH	2,862,741	USD	425,294	JPM	8/23/2022	(1,098)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,756,951	CNH	11,913,513	CITI	8/23/2022	$(8,372)
COP	3,311,919,449	USD	861,848	GSI	9/21/2022	(96,047)
USD	107,327	COP	495,528,795	CITI	9/21/2022	(7,252)
EGP	5,519,714	USD	286,738	CITI	9/21/2022	(5,891)
EGP	5,519,714	USD	297,559	GSI	9/21/2022	(16,711)
USD	523,356	EGP	10,310,105	MS	9/21/2022	(1,231)
EUR	6,107	CZK	154,204	CITI	9/21/2022	(98)
EUR	860,802	CZK	21,673,274	CITI	9/21/2022	(11,209)
EUR	592,560	CZK	14,959,958	JPM	9/21/2022	(9,386)
EUR	860,392	CZK	21,673,274	JPM	9/21/2022	(11,630)
EUR	588,536	HUF	242,028,144	GSI	8/31/2022	(4,787)
EUR	263,727	HUF	108,984,234	JPM	8/31/2022	(3,475)
EUR	472,016	HUF	196,240,724	MS	8/31/2022	(9,186)
EUR	597,366	HUF	247,697,904	MS	8/31/2022	(9,976)
EUR	479,013	PLN	2,300,403	GSI	9/21/2022	(407)
EUR	379,091	PLN	1,829,822	JPM	9/21/2022	(2,307)
EUR	584,390	USD	600,536	JPM	8/3/2022	(3,220)
EUR	305,149	USD	319,844	JPM	8/3/2022	(7,946)
EUR	2,214,764	USD	2,350,667	JPM	8/3/2022	(86,915)
EUR	23,190,167	USD	23,892,906	JPM	10/20/2022	(58,204)
USD	221,512	EUR	219,447	CITI	8/3/2022	(2,789)
USD	281,289	EUR	277,345	JPM	8/3/2022	(2,190)
USD	386,434	EUR	385,281	JPM	8/3/2022	(7,369)
USD	2,340,822	EUR	2,306,149	JPM	8/3/2022	(16,337)
USD	175,225	EUR	172,256	BCB	9/6/2022	(1,255)
USD	176,137	EUR	172,256	CITI	9/6/2022	(343)
USD	502,499	EUR	489,556	GSI	10/20/2022	(663)
USD	1,027,983	EUR	1,002,220	GSI	10/20/2022	(2,092)
USD	925,991	EUR	903,179	GSI	10/20/2022	(2,291)
USD	569,362	EUR	560,968	GSI	10/20/2022	(7,197)
USD	892,963	EUR	876,585	GSI	10/20/2022	(7,985)
USD	26,715,477	EUR	26,057,346	GSI	10/20/2022	(66,093)
USD	65,880,540	EUR	64,257,587	GSI	10/20/2022	(162,988)
USD	2,461,478	GBP	2,054,162	GSI	10/20/2022	(44,746)
USD	14,173,011	GBP	11,827,717	GSI	10/20/2022	(257,647)
HUF	267,589,733	EUR	669,854	CITI	8/31/2022	(14,328)
HUF	1,649,767	EUR	4,055	GSI	8/31/2022	(11)
HUF	169,343,588	EUR	420,991	GSI	8/31/2022	(6,073)
HUF	245,664,438	EUR	615,817	JPM	8/31/2022	(14,023)
IDR	4,000,311,879	USD	272,169	CITI	8/23/2022	(2,372)
USD	423,995	IDR	6,420,979,604	JPM	8/23/2022	(9,061)
ILS	6,084,766	USD	1,817,677	JPM	8/30/2022	(24,864)
USD	1,125,504	ILS	3,874,547	GSI	8/30/2022	(16,091)
USD	656,743	ILS	2,237,489	JPM	8/30/2022	(2,510)
KRW	2,480,250,000	USD	1,925,510	GSI	8/8/2022	(21,781)
KRW	1,461,028,083	USD	1,131,022	GSI	8/23/2022	(9,932)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,883,543	KRW	2,480,250,000	GSI	8/8/2022	$(20,186)
MXN	309,114,162	USD	15,255,405	TBD	8/8/2022	(108,404)
MXN	9,080,040	USD	454,418	GSI	9/21/2022	(13,083)
USD	7,557,452	MXN	154,500,000	GSI	8/8/2022	(13,252)
USD	490,974	MXN	10,095,000	JPM	8/25/2022	(2,168)
USD	568,532	MXN	11,704,846	CITI	9/21/2022	(381)
USD	118,767	MXN	2,502,762	GSI	9/21/2022	(2,880)
USD	224,468	MXN	4,677,950	MS	9/21/2022	(2,903)
PEN	564,843	USD	143,434	GSI	9/21/2022	(425)
USD	589,171	PEN	2,348,436	JPM	9/21/2022	(5,413)
PHP	22,784,118	USD	418,019	CITI	8/23/2022	(6,926)
PHP	26,168,550	USD	474,549	GSI	8/23/2022	(2,392)
PLN	8,027,789	EUR	1,716,890	GSI	9/21/2022	(45,002)
USD	570,263	RUB	41,315,567	GSI	10/25/2022	(26,995)
USD	401,274	SGD	559,318	CITI	10/14/2022	(3,703)
USD	526,780	SGD	737,989	JPM	10/14/2022	(7,564)
THB	16,554,240	USD	473,319	JPM	9/21/2022	(22,044)
USD	458,127	TRY	9,084,065	BCB	9/21/2022	(17,826)
USD	810,398	TRY	16,074,241	JPM	9/21/2022	(31,801)
USD	644,751	ZAR	10,830,429	CITI	9/21/2022	(3,270)
ZAR	10,196,458	USD	632,664	CITI	9/21/2022	(22,576)
ZAR	17,128,152	USD	1,100,855	HSBC	9/21/2022	(76,020)
Total unrealized depreciation						$(1,801,228)
Total net unrealized depreciation						$(731,342)
Bond forward contracts (“bond forwards”)
At July 31, 2022, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	$7,518,858	09/22/2022	$363,858
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	3,160,172	09/22/2022	160,172
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2051	3,023,926	09/22/2022	173,926
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2025	3,898,786	09/22/2022	98,786
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	5,972,241	09/22/2022	147,241
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	4,901,579	09/22/2022	171,579
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.50%, due 4/15/2024	3,057,127	09/22/2022	57,127
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	4,581,011	09/22/2022	81,011
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	3,792,638	09/22/2022	242,638
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/2029	3,841,623	09/22/2022	141,623
Total net unrealized appreciation				$1,637,961
Credit default swap contracts (“credit default swaps”)
At July 31, 2022, the Fund had outstanding credit default swaps as follows:
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	Federative Republic of Brazil, Senior Securities	USD	10,000,000	1.00%	3M	6/20/2027	$516,821	$220,229	$(11,389)	$725,661
ICE CC	CDX Emerging Markets Index, Ser. 37 V.1	USD	173,800,000	1.00%	3M	6/20/2027	16,174,273	248,436	(197,939)	16,224,770
ICE CC	CDX North America High Yield Index Ser. 38 V.2	USD	5,959,800	5.00%	3M	6/20/2027	151,054	(108,576)	(15,553)	26,925
Total							$16,842,148	$360,089	$(224,881)	$16,977,356

Centrally Cleared Credit Default Swaps - Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 37 V.1	EUR	900,000	5.00%	3M	6/20/2027	$(49,782)	$(6,458)	$5,366	$(50,874)

Interest rate swap contracts (“interest rate swaps”)
At July 31, 2022, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	CAD	29,996,000	Receive	3M CDOR	2.67%	6M/6M	2/17/2027	$312,254	$(143,071)	$169,183
CME	CAD	29,996,000	Pay	3M CDOR	2.67%	6M/6M	2/17/2027	(92,197)	129,402	37,205
LCH	EUR	1,000,000	Receive	6M EURIBOR	1.60%	6M/1Y	7/8/2027	(15,255)	(889)	(16,144)
LCH	EUR	908,670	Receive	6M EURIBOR	1.44%	6M/1Y	7/28/2027	(4,897)	(47)	(4,944)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	26,191	(244)	25,947
LCH	EUR	1,100,000	Pay	6M EURIBOR	2.03%	6M/1Y	7/8/2032	43,090	1,291	44,381
LCH	EUR	951,355	Pay	6M EURIBOR	1.77%	6M/1Y	7/28/2032	11,167	76	11,243
LCH	EUR	200,000	Receive	6M EURIBOR	1.95%	6M/1Y	7/8/2052	(21,825)	(224)	(22,049)
LCH	EUR	182,017	Receive	6M EURIBOR	1.65%	6M/1Y	7/28/2052	(6,304)	(13)	(6,317)
LCH	GBP	11,773,535	Pay	1D SONIA	2.17%	1Y/1Y	4/13/2024	(81,924)	(1,333,445)	(1,415,369)
LCH	GBP	2,600,000	Pay	1D SONIA	0.95%	1Y/1Y	11/4/2024	(103,174)	41,137	(62,037)
LCH	GBP	2,500,000	Pay	1D SONIA	1.02%	6M/6M	11/4/2024	(94,330)	(361)	(94,691)
LCH	GBP	7,956,309	Receive	1D SONIA	2.20%	1Y/1Y	4/13/2025	44,653	(1,356,492)	(1,311,839)
LCH	GBP	790,000	Receive	1D SONIA	0.85%	1Y/1Y	11/4/2031	96,291	(231)	96,060
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	GBP	790,000	Receive	1D SONIA	0.98%	6M/6M	11/4/2031	$85,957	$166	$86,123
Total								$199,697	$(2,662,945)	$(2,463,248)
Inflation swap contracts (“inflation swaps”)
At July 31, 2022, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	$189,265	$(31,224)	$158,041
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	(260,963)	37,920	(223,043)
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	141,501	(19,533)	121,968
Total								$69,803	$(12,837)	$56,966

Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	313,486,385	8/11/2022	1.32%	(0.95)%	SOFR	T/T	$14,754,187	$(90,446)	$14,663,741
JPM	iShares iBoxx $ High Yield Corp. Bond ETF	USD	17,592,750	10/20/2022	1.17%	(1.10)%	SOFR	T/T	472,500	(1,857)	470,643
Total									$15,226,687	$(92,303)	$15,134,384

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
At July 31, 2022, the Fund had cash collateral of $397,000, $14,740,000, $100,000 and $50,000 received from Citibank N.A., Goldman Sachs International, JPMorgan Chase Bank N.A. and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over-the-counter derivatives.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$405,238,889	$—	$405,238,889
U.S. Government Agency Securities	—	2,574,949	—	2,574,949
Mortgage-Backed Securities#	—	1,157,332,002	—	1,157,332,002
Asset-Backed Securities	—	137,735,836	76,429,670	214,165,506
Corporate Bonds#	—	1,458,054,901	—	1,458,054,901
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Loan Assignments
Aerospace & Defense	$—	$3,230,292	$846,853	$4,077,145
Health Care	—	13,809,590	881,803	14,691,393
Other Loan Assignments#	—	71,829,511	—	71,829,511
Total Loan Assignments	—	88,869,393	1,728,656	90,598,049
Foreign Government Securities#	—	127,832,400	—	127,832,400
Convertible Bonds#	—	3,161,573	—	3,161,573
Municipal Notes#	—	50,832,027	—	50,832,027
Investment Companies	1,879,503	—	—	1,879,503
Exchange-Traded Funds	17,282,408	—	—	17,282,408
Short-Term Investments	—	2,524,979	—	2,524,979
Total Investments	$19,161,911	$3,434,156,949	$78,158,326	$3,531,477,186

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$—	$(9,942)	$750	$—	$85,621	$—	$76,429	$(9,942)
Loan Assignments(2)	3,218	3	14	(85)	—	(2,670)	1,949	(700)	1,729	(61)
Total	$3,218	$3	$14	$(10,027)	$750	$(2,670)	$87,570	$(700)	$78,158	$(10,003)

(1)	Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.
(2)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,760,769	$—	$—	$1,760,769
Liabilities	(16,394,648)	—	—	(16,394,648)
Forward FX Contracts@
Assets	—	1,069,886	—	1,069,886
Liabilities	—	(1,801,228)	—	(1,801,228)
Bond Forwards@
Assets	—	1,637,961	—	1,637,961
Swaps
Assets	—	32,861,891	—	32,861,891
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities	$—	$(3,207,307)	$—	$(3,207,307)
Total	$(14,633,879)	$30,561,203	$—	$15,927,324

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§   Investments in Affiliates(a):
	Value at October 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at July 31, 2022	Value at July 31, 2022
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$2,430,881	$—	$—	$(652,913)	$—	$101,535	1,973,605	$1,879,503
Sub-total for affiliates held as of 7/31/22(c)	$2,430,881	$—	$—	$(652,913)	$—	$101,535		$1,879,503

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by Management.
(c)	At July 31, 2022, these securities amounted to 0.06% of net assets of the Fund.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2022
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the
NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other
Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs): The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve
(Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2022, the value of unfunded loan commitments were $2,000,493, $63,948 and $621,287 for Floating Rate Income, High Income and Strategic Income, respectively, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 2/15/2029(a)	$646,377	$614,866
Aveanna Healthcare, LLC, Term Loan DD, (1M USD LIBOR + 3.75%), due 7/17/2028(b)	224,187	185,402
Confluent Health, LLC, Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 11/30/2028(a)	178,810	167,187
Element Materials Technology Group US Holdings Inc., Term Loan DD, (3M USD LIBOR + 0.00%), due 6/22/2029(a)	438,947	421,390
Icebox Holdco III, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 12/22/2028(a)	122,571	114,390
Medical Solutions Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 11/01/2028(a)	169,050	162,640
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 8/31/2028(a)	78,352	75,763
Refficiency Holdings LLC, Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 12/16/2027(a)	210,804	198,946
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/29/2027(a)	10,619	10,114
Trident TPI Holdings, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 9/15/2028(a)	52,450	49,795

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2022.

(b)	This security has not settled as of July 31, 2022 and thus may not have an interest rate in effect.

High Income Bond
Borrower	Principal Amount	Value
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/29/2027(a)	$67,137	$63,948

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2022.

Strategic Income
Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 2/15/2029(a)	$325,362	$309,501
Aveanna Healthcare, LLC, Term Loan DD, (1M USD LIBOR + 3.75%), due 7/17/2028(b)	323,005	267,125
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 8/31/2028(a)	46,187	44,661

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2022.

(b)	This security has not settled as of July 31, 2022 and thus may not have an interest rate in effect.
Other matters:
Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Benchmarks:
BUBOR	= Budapest Interbank Offered Rate
CDOR	= Canadian Dollar Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
CNRR007	= China Fixing Rate Repo Rates 7 Day
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EUAMDB10	= EUR ICE Swap Rate – 10 Year
EURIBOR	= Euro Interbank Offered Rate
FRCPXTOB	= France Consumer Price Index Ex Tobacco
IBRCOL	= Colombia Overnight Interbank Reference Rate
LIBOR	= London Interbank Offered Rate
MIBOR	= Mumbai Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SOFR30A	= 30 Day Average Secured Overnight Financing Rate
TAIBOR	= Taipei Interbank Offered Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
WIBOR	= Poland Warsaw Interbank Offered Rate
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
28D	= 28 Days
1W	= 1 Week
1M	= 1 Month
2M	= 2 Months
Index Periods/Payment Frequencies: (cont’d)
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
7D	= 7 Days
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
GHS	= Ghanaian Cedi
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
RUB	= Russian Ruble
TWD	= Taiwan Dollar
VND	= Vietnam Dong
Other Abbreviations:
CVI
= Contingent Value Instrument. An
instrument that gives the holder the
right to receive additional debt service
payments from the debtor in the event
that certain growth-linked triggers
(such as increases in gross domestic
product or government revenues) are
met.

Management	= Neuberger Berman Investment Advisers LLC
Currency Abbreviations:
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israel Shekel
INR	= Indian Rupee
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Currency Abbreviations: (cont’d)
KRW	= South Korean Won
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
RUB	= Russian Ruble
SGD	= Singapore Dollar
Currency Abbreviations: (cont’d)
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
UGX	= Ugandan Shilling
USD	= United States Dollar
UYU	= Uruguay Peso
VND	= Vietnamese Dong
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.